                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2000.

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Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
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The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-        American Century VP Income & Growth
-        American Century VP International
-        American Century VP Value

DREYFUS
-        Dreyfus Investment Portfolios - European Equity Portfolio
-        The Dreyfus Socially Responsible Growth Fund, Inc.
-        Dreyfus Stock Index Fund, Inc.
- Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
-        Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-        VIP Equity-Income Portfolio: Service Class
-        VIP Growth Portfolio: Service Class
-        VIP High Income Portfolio: Service Class*
-        VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-        VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
-        VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
-        Capital Appreciation Portfolio: Service Shares
-        Global Technology Portfolio: Service Shares
-        International Growth Portfolio: Service Shares

MORGAN STANLEY
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
-        Emerging Markets Debt Portfolio
-        Mid Cap Growth Portfolio

   VAN KAMPEN LIFE INVESTMENT TRUST
-        Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
-        Capital Appreciation Fund
-        Government Bond Fund
-        Money Market Fund
-        Total Return Fund
-        Nationwide Balanced Fund* (subadviser: J.P. Morgan Investment
         Management, Inc.)

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

-        Nationwide Equity Income Fund (subadviser: Federated Investment
         Counseling)
- Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
-        Nationwide High Income Bond Fund* (subadviser: Federated Investment
         Counseling)
- Nationwide Mid Cap Index Fund (formerly, Nationwide Select Advisers Mid Cap Fund) (subadviser: The Dreyfus Corporation)
- Nationwide Multi Sector Bond Fund* (subadviser: Miller, Anderson & Sherrerd, LLP)
- Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
-        Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
- Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.)
-        Nationwide Strategic Growth Fund (subadviser: Strong Capital
         Management, Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-        AMT Guardian Portfolio
-        AMT Mid-Cap Growth Portfolio*
-        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
- Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
-        Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
-        Oppenheimer Global Securities Fund/VA
- Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
-        Worldwide Emerging Markets Fund
-        Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS
-        Diversified Stock Fund: Class A
-        Small Company Opportunity Fund: Class A

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60.

For general information or to obtain FREE copies of the:
-        Statement of Additional Information;
- prospectus, annual report or semi-annual report for any underlying mutual fund;
-        prospectus for the Guaranteed Term Options; or
-        required Nationwide forms,

call:    1-800-848-6331
   TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

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

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY IS NOT:
-        A BANK DEPOSIT         -        FEDERALLY INSURED
-        ENDORSED BY A BANK     -        AVAILABLE IN
         OR GOVERNMENT AGENCY            EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF STANDARD CONTRACT EXPENSES.............7

ADDITIONAL CONTRACT OPTIONS.......................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES...........10

EXAMPLE..........................................13

SYNOPSIS OF THE CONTRACTS........................16

FINANCIAL STATEMENTS.............................17

NATIONWIDE LIFE INSURANCE COMPANY................17

NATIONWIDE INVESTMENT SERVICES
     CORPORATION.................................17

TYPES OF CONTRACTS...............................18
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT........................20
     The Variable Account and Underlying Mutual
       Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................23
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
  DEDUCTIONS.....................................24
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Option
     Extra Value Option

CONTRACT OWNERSHIP...............................28
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT........................30
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
RIGHT TO REVOKE..................................33
SURRENDER (REDEMPTION)...........................34
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or a Louisiana
      Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity
LOAN PRIVILEGE...................................35
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default
ASSIGNMENT.......................................37

CONTRACT OWNER SERVICES..........................37
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................39

ANNUITIZING THE CONTRACT.........................39
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments

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

     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS...................................44
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................46
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities, SEP IRAs and
      Simple IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................49
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................53

LEGAL PROCEEDINGS................................54

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..55

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION......................................60

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
FUNDS............................................61



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SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
-        the contract owner meets an available exception under the contract; or
- a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)....................7%(1)

Range of CDSC over time:

-------------------------------- ------------------------
Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
-------------------------------- ------------------------
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments made to the contract; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

  Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities due to Internal Revenue Code restrictions.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of the daily net assets of the variable account)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").


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ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

    Reduced Purchase Payment Option....................0.25%
       Total Variable Account Charges
       (including Reduced Purchase Payment Option).....1.20%

FIVE YEAR CDSC OPTION
For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option .......................0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option)..........1.10%

Range of Five-Year CDSC over time:

Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage
-------------------------------- ---------------------
               0                          7%
               1                          7%
               2                          6%
               3                          4%
               4                          2%
               5                          0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges
         (including Additional Withdrawal
         Without Charge and Disability Waiver)..1.05%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges
       (including 10 Year and
       Disability Waiver) ......................1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges
         (including Hardship Waiver)............1.10%

DEATH BENEFIT OPTIONS

An applicant may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

   Optional One-Year Step Up
   Death Benefit................................0.05%
     Total Variable Account Charges
     (including One Year Step Up
     Death Benefit).............................1.00%


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

   Optional 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit)...................................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, an applicant may elect the Guaranteed Minimum Income Benefit option (see "Guaranteed Minimum Income Benefit Option").

   Guaranteed Minimum Income Benefit Option.....0.45%
     Total Variable Account Charges
     (including a Guaranteed Minimum
     Income Benefit option).....................1.40%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

   Extra Value Option...........................0.45%
     Total Variable Account Charges
       (including Extra Value Option)...........1.40%

The charge for the Extra Value Option will be assessed against the fixed account and the Guaranteed Term Option allocations during the first seven contract years in the form of crediting rates that may be up to 0.45% less than the crediting rates available when the Extra Value Option is not elected (see "Fixed Account" and "Guaranteed Term Options").


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

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

     ------------------------------------------------------------------------------------------------------------------------
                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
     ------------------------------------------------------------------------------------------------------------------------
     American Century Variable Portfolios, Inc. - American             0.70%        0.00%        0.00%           0.70%
     Century VP Income & Growth
     American Century Variable Portfolios, Inc. - American             1.34%        0.00%        0.00%           1.34%
     Century VP International
     American Century Variable Portfolios, Inc. - American             1.00%        0.00%        0.00%           1.00%
     Century VP Value
     Dreyfus Investment Portfolios - European Equity Portfolio         1.00%        0.25%        0.00%           1.25%
     The Dreyfus Socially Responsible Growth Fund, Inc.                0.75%        0.04%        0.00%           0.79%
     Dreyfus Stock Index Fund, Inc.                                    0.25%        0.01%        0.00%           0.26%
     Dreyfus Variable Investment Fund - Appreciation Portfolio         0.43%        0.35%        0.00%           0.78%
     (formerly, Dreyfus Variable Investment Fund - Capital
     Appreciation Portfolio)
     Federated Insurance Series - Federated Quality Bond Fund II       0.00%        0.68%        0.00%           0.68%
     Fidelity VIP Equity-Income Portfolio:  Service Class              0.48%        0.08%        0.10%           0.66%
     Fidelity VIP Growth Portfolio:  Service Class                     0.58%        0.07%        0.10%           0.75%
     Fidelity VIP High Income Portfolio:  Service Class                0.58%        0.11%        0.10%           0.79%
     Fidelity VIP Overseas Portfolio:  Service Class                   0.73%        0.15%        0.10%           0.98%
     Fidelity VIP II Contrafund(R) Portfolio:  Service Class           0.58%        0.07%        0.10%           0.75%
     Fidelity VIP III Growth Opportunities Portfolio:  Service         0.58%        0.10%        0.10%           0.78%
     Class
     Janus Aspen Series - Capital Appreciation Portfolio:              0.65%        0.04%        0.25%           0.94%
     Service Shares*
     Janus Aspen Series - Global Technology Portfolio:  Service        0.65%        0.13%        0.25%           1.03%
     Shares*
     Janus Aspen Series - International Growth Portfolio:              0.65%        0.11%        0.25%           1.01%
     Service Shares*
     NSAT Capital Appreciation Fund                                    0.60%        0.14%        0.00%           0.74%
     NSAT Government Bond Fund                                         0.50%        0.15%        0.00%           0.65%
     NSAT Money Market Fund                                            0.39%        0.15%        0.00%           0.54%
     NSAT Total Return Fund                                            0.58%        0.14%        0.00%           0.72%
     NSAT Nationwide Balanced Fund                                     0.75%        0.15%        0.00%           0.90%
     NSAT Nationwide Equity Income Fund                                0.80%        0.15%        0.00%           0.95%
     NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide         1.00%        0.20%        0.00%           1.20%
     Global Equity Fund)
     NSAT Nationwide High Income Bond Fund                             0.80%        0.15%        0.00%           0.95%
     NSAT Nationwide Mid Cap Index Fund (formerly, NSAT                0.88%        0.15%        0.00%           1.03%
     Nationwide Select Advisers Mid Cap Fund)
     NSAT Nationwide Multi-Sector Bond Fund                            0.75%        0.15%        0.00%           0.90%
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT             1.10%        0.20%        0.00%           1.30%
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                              0.90%        0.15%        0.00%           1.05%
     NSAT Nationwide Small Company Fund                                0.98%        0.17%        0.00%           1.15%
     NSAT Nationwide Strategic Growth Fund                             0.90%        0.10%        0.00%           1.00%
     Neuberger Berman AMT Guardian Portfolio                           0.85%        0.15%        0.00%           1.00%
     Neuberger Berman AMT Mid-Cap Growth Portfolio                     0.85%        0.15%        0.00%           1.00%
     Neuberger Berman AMT Partners Portfolio                           0.80%        0.07%        0.00%           0.87%

     ------------------------------------------------------------------------------------------------------------------------
                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
     ------------------------------------------------------------------------------------------------------------------------
     Oppenheimer Variable Account Funds - Oppenheimer Aggressive       0.66%        0.01%        0.00%           0.67%
     Growth Fund/VA (formerly, Oppenheimer Variable Account Funds
     - Oppenheimer Capital Appreciation Fund)
     Oppenheimer Variable Account Funds - Oppenheimer Capital          0.68%        0.02%        0.00%           0.70%
     Appreciation Fund/VA (formerly, Oppenheimer Variable
     Accounts Funds - Oppenheimer Growth Fund)
     Oppenheimer Variable Account Funds - Oppenheimer Global           0.67%        0.02%        0.00%           0.69%
     Securities Fund/VA
     Oppenheimer Variable Account Funds - Oppenheimer Main Street      0.73%        0.05%        0.00%           0.78%
     Growth & Income Fund/VA (formerly, Oppenheimer Variable
     Account Funds - Oppenheimer Growth & Income Fund)
     Strong Opportunity Fund II, Inc.                                  1.00%        0.14%        0.00%           1.14%
     The Universal Institutional Funds, Inc. - Emerging Markets        0.45%        0.98%        0.00%           1.43%
     Debt Portfolio (formerly, Morgan Stanley Dean Witter
     Universal Funds, Inc. - Emerging Markets Debt Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap Growth          0.00%        1.05%        0.00%           1.05%
     Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging            1.00%        0.34%        0.00%           1.34%
     Markets Fund
     Van Eck Worldwide Insurance Trust - Worldwide Hard Assets         1.00%        0.26%        0.00%           1.26%
     Fund
     Van Kampen Life Investment Trust - Morgan Stanley Real            0.97%        0.13%        0.00%           1.10%
     Estate Securities Portfolio
     Victory Variable Insurance Funds - Diversified Stock Fund:        0.00%        0.78%        0.00%           0.78%
     Class A
     Victory Variable Insurance Funds - Small Company Opportunity      0.00%        0.75%        0.00%           0.75%
     Fund: Class A

* Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements:

     ------------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses
     ------------------------------------------------------------------------------------------------------------------------
     Federated Insurance Series - Federated Quality Bond Fund      0.60%           0.89%         0.25%           1.74%
     II
     Fidelity VIP Equity-Income Portfolio: Service Class           0.48%           0.09%         0.10%           0.67%
     Fidelity VIP Growth Portfolio: Service Class                  0.58%           0.09%         0.10%           0.77%
     Fidelity VIP Overseas Portfolio: Service Class                0.73%           0.18%         0.10%           1.01%
     Fidelity VIP II Contrafund(R) Portfolio: Service Class        0.58%           0.10%         0.10%           0.78%

     ------------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses
     ------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP III Growth Opportunities Portfolio: Service      0.58%           0.11%         0.10%           0.79%
     Class
     NSAT Nationwide Balanced Fund                                 0.75%           0.25%         0.00%           1.00%
     NSAT Nationwide Equity Income Fund                            0.80%           0.29%         0.00%           1.09%
     NSAT Nationwide Global 50 Fund (formerly, NSAT                1.00%           0.54%         0.00%           1.54%
     Nationwide Global Equity Fund)
     NSAT Nationwide High Income Bond Fund                         0.80%           0.50%         0.00%           1.30%
     NSAT Nationwide Mid Cap Index Fund (formerly, NSAT            0.88%           0.86%         0.00%           1.74%
     Nationwide Select Advisers Mid Cap Fund)
     NSAT Nationwide Multi Sector Bond Fund                        0.75%           0.27%         0.00%           1.02%
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT         1.10%           1.30%         0.00%           2.40%
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                          0.90%           0.37%         0.00%           1.27%
     NSAT Nationwide Strategic Growth Fund                         0.90%           0.33%         0.00%           1.23%
     Neuberger Berman AMT Mid-Cap Growth Portfolio                 0.93%           0.15%         0.00%           1.08%
     The Universal Institutional Funds, Inc. - Emerging            0.80%           0.98%         0.00%           1.78%
     Markets Debt Portfolio (formerly, Morgan Stanley Dean
     Witter Universal Funds, Inc. - Emerging Markets Debt
     Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap Growth      0.75%           7.31%         0.00%           8.06%
     Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging        1.00%           0.54%         0.00%           1.54%
     Markets Fund
     Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%           0.13%         0.00%           1.13%
     Estate Securities Portfolio
     Victory Variable Insurance Funds - Diversified Stock          0.30%           6.68%         0.00%           6.98%
     Fund: Class A
     Victory Variable Insurance Funds - Small Company              0.30%           9.33%         0.00%           9.63%
     Opportunity Fund: Class A

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and an assumed variable account charge of 2.70% which is the maximum charge for the maximum number of rider options.

For those contracts that do not elect the maximum number of rider options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        99     163    220     381      36    109    184     381      *     109    184     381
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable       105     182    251     439      42    128    215     439      *     128    215     439
Portfolios, Inc. - American
Century VP International

American Century Variable       102     172    235     409      39    118    199     409      *     118    199     409
Portfolios, Inc. - American
Century VP Value

Dreyfus Investment Portfolios   104     179    247     431      41    125    211     431      *     125    211     431
- European Equity Portfolio

The Dreyfus Socially            100     165    224     389      37    111    188     389      *     111    188     389
Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund, Inc.   94     149    197     339      31     95    161     339      *      95    161     339

Dreyfus Variable Investment     100     165    224     388      37    111    188     388      *     111    188     388
Fund - Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)

Federated Insurance Series -     98     162    219     379      35    108    183     379      *     108    183     379
Federated Quality Bond Fund II

Fidelity VIP Equity-Income       98     161    218     377      35    107    182     377      *     107    182     377
Portfolio:  Service Class

Fidelity VIP Growth              99     164    222     386      36    110    186     386      *     110    186     386
Portfolio:  Service Class

Fidelity VIP  High Income       100     165    224     389      37    111    188     389      *     111    188     389
Portfolio:  Service Class

Fidelity VIP Overseas           102     171    234     407      39    117    198     407      *     117    198     407
Portfolio:  Service Class

Fidelity VIP II Contrafund(R)    99     164    222     386      36    110    186     386      *     110    186     386
Portfolio:  Service Class


--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         100     165    224     388      37    111    188     388      *     111    188     388
Opportunities Portfolio:
Service Class

Janus Aspen Series - Capital    101     170    232     403      38    116    196     403      *     116    196     403
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global     102     173    236     411      39    119    200     411      *     119    200     411
Technology Portfolio:
Service Shares

Janus Aspen Series -            102     172    235     409      39    118    199     409      *     118    199     409
International Growth
Portfolio:  Service Shares

NSAT Capital Appreciation Fund   99     164    222     385      36    110    186     385      *     110    186     385

NSAT Government Bond Fund        98     161    217     376      35    107    181     376      *     107    181     376

NSAT Money Market Fund           97     158    212     366      34    104    176     366      *     104    176     366

NSAT Total Return Fund           99     163    221     383      36    109    185     383      *     109    185     383

NSAT Nationwide Balanced Fund   101     169    230     399      38    115    194     399      *     115    194     399

NSAT Nationwide Equity Income   101     170    232     404      38    116    196     404      *     116    196     404
Fund

NSAT Nationwide Global 50       104     178    244     427      41    124    208     427      *     124    208     427
Fund (formerly, NSAT
Nationwide Global Equity Fund)

NSAT Nationwide High Income     101     170    232     404      38    116    196     404      *     116    196     404
Bond Fund

NSAT Nationwide Mid Cap Index   102     173    236     411      39    119    200     411      *     119    200     411
Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)

NSAT Nationwide Multi Sector    101     169    230     399      38    115    194     399      *     115    194     399
Bond Fund

NSAT Nationwide Small Cap       105     181    249     435      42    127    213     435      *     127    213     435
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap       102     173    237     413      39    119    201     413      *     119    201     413
Value Fund

NSAT Nationwide Small Company   103     176    242     422      40    122    206     422      *     122    206     422
Fund

NSAT Nationwide Strategic       102     172    235     409      39    118    199     409      *     118    199     409
Growth Fund

Neuberger Berman AMT Guardian   102     172    235     409      39    118    199     409      *     118    199     409
Portfolio

Neuberger Berman AMT Mid-Cap    102     172    235     409      39    118    199     409      *     118    199     409
Growth Portfolio

Neuberger Berman AMT Partners   100     168    228     397      37    114    192     397      *     114    192     397
Portfolio


--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     98     162    218     378      35    108    182     378      *     108    182     378
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable Account     99     163    220     381      36    109    184     381      *     109    184     381
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)

Oppenheimer Variable Account     99     162    219     380      36    108    183     380      *     108    183     380
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account    100     165    224     388      37    111    188     388      *     111    188     388
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Variable Account
Funds - Oppenheimer Growth &
Income Fund)

Strong Opportunity Fund II,     103     176    242     421      40    122    206     421      *     122    206     421
Inc.

The Universal Institutional     106     185    256     447      43    131    220     447      *     131    220     447
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

The Universal Institutional     102     173    237     413      39    119    201     413      *     119    201     413
Funds, Inc. - Mid Cap Growth
Portfolio

Van Eck Worldwide Insurance     105     182    251     439      42    128    215     439      *     128    215     439
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance     105     180    247     432      42    126    211     432      *     126    211     432
Trust - Worldwide Hard Assets
Fund

Van Kampen Life Investment      103     175    240     418      40    121    204     418      *     121    204     418
Trust - Morgan Stanley Real
Estate Securities Portfolio

Victory Variable Insurance      100     165    224     388      37    111    188     388      *     111    188     388
Funds - Diversified Stock
Fund: Class A

Victory Variable Insurance       99     164    222     386      36    110    186     386      *     110    186     386
Funds - Small Company
Opportunity Fund: Class A


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as:
-        Investment-only;
-        Non-Qualified;
- Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans*;
-        Roth IRAs;
- Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
-        Charitable Remainder Trusts;
-        SEP IRAs; and
-        Simple IRAs.

* Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

---------------------------- ------------- ------------
          OPTION               CONTRACT      CHARGE
                                 TYPE
---------------------------- ------------- ------------
Five Year CDSC Option        All*          0.15%
Additional Withdrawal        All           0.10%
Without Charge and
Disability Waiver
10 Year and Disability       Tax           0.05%
Waiver                       Sheltered
                             Annuities
Hardship Waiver              Tax           0.15%
                             Sheltered
                             Annuities

* In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only contracts.

Two optional death benefits are available under the contract. Nationwide will deduct 0.05% if the One-Year Step Up Death Benefit is elected, or 0.10% if the 5% Enhanced Death Benefit is elected.

A Guaranteed Minimum Income Benefit option is available under the contract. If the contract owner elects the Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge of an annualized rate of 0.45% of the daily net assets of the variable account (see "Guaranteed Minimum Income Benefit").

An Extra Value Option is available under the contract. The Extra Value Option is only available at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

-        the contract is not transferable by the owner;

-        the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-        the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy certain requirements:

-        minimum participation rules;

-        top-heavy contribution rules;

-        nondiscriminatory allocation rules; and

-        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies the following:

- vesting requirements,

- participation requirements; and

- administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-        the contract is not transferable by the owner;

-        the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-        the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

         (1) shares of a current underlying mutual fund are no longer available for investment; or

         (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be credited a guaranteed interest rate of 0.45% less than the guaranteed interest rate that applies to the Guaranteed Term Options if the Extra Value Option is not elected. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be credited a guaranteed interest rate of 0.45% less than the crediting rate that applies to the fixed account if the Extra Value Option is not elected. Nationwide guarantees, however, that the rate will not be less than 3.0% for any given year.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:
----------------------------- ---------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
----------------------------- ---------------------------
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

      ---------------------------------------------------
       Number of Years from Date of          CDSC
             Purchase Payment             Percentage
      ---------------------------------------------------
                     0                        7%
                     1                        7%
                     2                        6%
                     3                        4%
                     4                        2%
                     5                        0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

          (1) the contract owner has been the owner of the contract for 10 years; and

          (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

     -    The third contract anniversary has passed; and

     - The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

     - The contract owner has been diagnosed by a physician to have a terminal illness; and

     - Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. The Guaranteed Minimum Income Benefit option provides for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

---------------------------------------------------------
THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL
STATES.  APPLICANTS SHOULD BE AWARE OF THE FOLLOWING
PRIOR TO ELECTING THE EXTRA VALUE OPTION:

     1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUNDS, AND RATE OF RETURN IN THE FIXED ACCOUNT AND GUARANTEED TERM OPTIONS, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

     2. NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE ASSESSED BY THE EXTRA VALUE OPTION;

     3. BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN (7) CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL ADVISER REGARDING ITS DESIRABILITY;

     4.   ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT BE REVOKED; AND

     5. NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT CREDITED IN THE EVENT OF EARLY SURRENDERS, INCLUDING REVOCATION OF THE CONTRACT DURING THE CONTRACTUAL FREE-LOOK PERIOD.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an

Extra Value Option at the time of application. Nationwide may reduce this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

     (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

     (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account asset charges of 1.40%) and contracts with no additional contract options whatsoever (total variable account asset charges of 0.95%). The figures are based upon:

     (a) a $100,000 initial purchase payment with no additional purchase payments;

     (b) the deduction of variable account charges of an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net asset value; and

     (c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

------------------------------------------------------------
 Contract Year      Base Contract      Contract With Extra
                 (0.95% total asset    Value Option (1.40%
                      charges)        total asset charges)
------------------------------------------------------------
       1              $106,800              $109,541
       2              $114,062              $116,496
       3              $121,819              $123,894
       4              $130,102              $131,761
       5              $138,949              $140,128
       6              $148,398              $149,026
       7              $158,489              $158,489
       8              $169,266              $169,266
       9              $180,776              $180,776
      10              $193,069              $193,069

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

     (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

     (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide may recapture the full credited amount if the contract value, at the time of the request to surrender, is equal to or greater than the purchase payments made to the contract. In such a situation, the contract owner is entitled to keep any earnings. If, however, the contract value is less than the purchase payments made to the contract, Nationwide will bear the loss.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be the determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

----------------------- -----------------------------------
                         (EXTRA VALUE AMOUNT) PERCENTAGE
    CONTRACT YEARS       OF FIRST YEAR PURCHASE PAYMENTS
  ----------------------- -----------------------------------
       1 and 2                          3%
      3,4 and 5                         2%
       6 and 7                          1%
     After year 7                       0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the same time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% rider option charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

-    on a Nationwide form;

-    signed by the contract owner; and

-    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

-    joint owners can only be named for Non-Qualified Contracts;

- joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

- the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

- an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

- Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM


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

     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day            -        Independence
                                             Day
-        Martin Luther King, Jr.   -        Labor Day
         Day
-        Presidents' Day           -        Thanksgiving
-        Good Friday               -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account; and

     (3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2)  adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

- the participant dies;

- the participant retires;

- the participant terminates employment due to total disability; or

- the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%

     Age 59 1/2 through age 61            7%

     Age 62 through age 64                8%

     Age 65 through age 74               10%

        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
  A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.

This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

     (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

     (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for a GMIB

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1)  the application of additional purchase payments;

     (2)  surrenders; or

     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

     -    The contract is issued to a MALE at age 55, 65 or 70; and

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

------------------------------- ---------------------------- ---------------------------- ----------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
------------------------------- ---------------------------- ---------------------------- ----------------------------
              55                            62                         $4.72                         $664.15
              65                            72                         $5.96                         $838.63
              70                            77                         $6.79                         $955.42


                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

------------------------------- ---------------------------- ---------------------------- ----------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
------------------------------- ---------------------------- ---------------------------- ----------------------------
              55                            65                         $5.03                         $819.33
              65                            75                         $6.44                       $1,049.01
              70                            80                         $7.32                       $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

------------------------------- ---------------------------- ---------------------------- ----------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
------------------------------- ---------------------------- ---------------------------- ----------------------------
              55                            70                         $5.66                       $1,132.00
              65                            80                         $7.32                       $1,464.00
              70                            85                         $8.18                       $1,636.00

*    Guaranteed Monthly Benefit per $1,000 applied

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;
     -    Joint and Last Survivor Annuity; and
     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

     - The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------
             IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                                   GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

- A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

-    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments,less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     (a)  the annuitant's life expectancy; or if applicable,

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          (1) treat the contract as an Individual Retirement Annuity, SEP IRA or

               Simple IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRA or Simple IRA.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          (1) treat the contract as a Roth IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

     -    the type of contract purchased;

     -    the purposes for which the contract is purchased; and

     - the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

     -    Individual Retirement Annuities;

     -    SEP IRAs;

     -    Simple IRAs;

     -    Roth IRAs;

     -    Tax Sheltered Annuities; and

     -    "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal

Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

     - acquired by the estate of a decedent by reason of the death of the decedent;

     - issued in connection with certain qualified retirement plans and individual retirement plans;

     - purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

     - the distribution is made directly to another Tax Sheltered Annuity or IRA; or

     - the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1)  provide Nationwide with proof of residency and citizenship
          (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:


     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

-        the failure to diversify was accidental;

-        the failure is corrected; and

-        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-    statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000, the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defenants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-    precious metals;
-    real estate;
-    stocks and bonds;
-    closed-end funds;
-    bank money market deposit accounts and passbook savings;
-    CDs; and
-    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

-    S&P 500;
-    Shearson/Lehman Intermediate Government/Corporate Bond Index;
-    Shearson/Lehman Long-Term Government/Corporate Bond Index;
-    Donoghue Money Fund Average;
-    U.S. Treasury Note Index;
-    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
-    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-    Lipper Analytical Services, Inc.;
-    CDA/Wiesenberger;
-    Morningstar;
-    Donoghue's;
-    magazines such as:
     =    Money;
     =    Forbes;
     =    Kiplinger's Personal Finance Magazine;
     =    Financial World;
     =    Consumer Reports;
     =    Business Week;
     =    Time;
     =    Newsweek;
     =    National Underwriter; and
     =    News and World Report;
-    LIMRA;
-    Value;
-    Best's Agent Guide;
-    Western Annuity Guide;
-    Comparative Annuity Reports;
-    Wall Street Journal;
-    Barron's;
-    Investor's Daily;
-    Standard & Poor's Outlook; and
-    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen (2.70%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with variable account charges of 0.95%. No CDSC is reflected. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
      -------------------------------------------------------------------------------------------------------------------
      American Century Variable Portfolios, Inc. - American       8.57%           N/A          17.59%          11/03/97
      Century VP Income & Growth

      American Century Variable Portfolios, Inc. - American      53.48%           N/A          31.44%          11/03/97
      Century VP International

      American Century Variable Portfolios, Inc. - American      -9.59%           N/A          -2.06%          11/03/97
      Century VP Value

      Dreyfus Investment Portfolios - European Equity             N/A             N/A          57.11%          09/27/99
      Portfolio

      The Dreyfus Socially Responsible Growth Fund, Inc.         20.34%           N/A          23.02%          11/03/97

      Dreyfus Stock Index Fund, Inc.                             11.09%           N/A          19.07%          11/03/97

      Dreyfus Variable Investment Fund - Appreciation             2.17%           N/A          14.98%          11/03/97
      Portfolio (formerly, Dreyfus Variable Investment Fund
      - Capital Appreciation Portfolio)

      Federated Insurance Series - Federated Quality Bond          N/A            N/A          -9.19%          05/03/99
      Fund II

      Fidelity VIP Equity-Income Portfolio:  Service Class       -2.90%           N/A           4.65%          11/03/97

      Fidelity VIP Growth Portfolio:  Service Class              27.38%           N/A          29.97%          11/03/97

      Fidelity VIP  High Income Portfolio:  Service Class        -1.13%           N/A          -3.10%          11/03/97

      Fidelity VIP Overseas Portfolio:  Service Class            32.43%           N/A          18.70%          11/03/97

      Fidelity VIP II Contrafund(R) Portfolio:  Service Class    14.56%           N/A          19.30%          11/03/97

      Fidelity VIP III Growth Opportunities Portfolio:           -4.92%           N/A           9.67%          11/03/97
      Service Class

      NSAT Capital Appreciation Fund                             -4.84%           N/A          11.94%          11/03/97

      NSAT Government Bond Fund                                 -10.94%           N/A          -1.66%          11/03/97

      NSAT Money Market Fund                                     -4.29%           N/A          -0.21%          10/31/97

      NSAT Total Return Fund                                     -2.24%           N/A           7.45%          11/03/97

      NSAT Nationwide Balanced Fund                              -8.03%           N/A          -0.53%          11/03/97

      NSAT Nationwide Equity Income Fund                          9.02%           N/A          11.12%          11/03/97

      NSAT Nationwide Global 50 Fund (formerly, NSAT             13.35%           N/A          14.68%          11/03/97
      Nationwide Global Equity Fund)

      NSAT Nationwide High Income Bond Fund                      -5.89%           N/A          -0.06%          11/03/97

      NSAT Nationwide Mid Cap Index Fund (formerly, NSAT         11.39%           N/A           8.90%          11/03/97
      Nationwide Select Advisers Mid Cap Fund)

      NSAT Nationwide Multi Sector Bond Fund                     -7.40%           N/A          -2.88%          11/03/97

      NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       N/A             N/A          95.29%          05/03/99
      Nationwide Select Advisers Small Cap Growth Fund)

      NSAT Nationwide Small Cap Value Fund                       18.13%           N/A           4.31%          11/03/97

      NSAT Nationwide Small Company Fund                         33.92%           N/A          11.59%          11/03/97

      NSAT Nationwide Strategic Growth Fund                      73.68%           N/A          37.52%          11/03/97

      Neuberger Berman AMT Guardian Portfolio                     5.56%           N/A          18.71%          11/03/97

      Neuberger Berman AMT Mid-Cap Growth Portfolio              43.58%           N/A          47.65%          11/03/97

      -------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
      -------------------------------------------------------------------------------------------------------------------
      Neuberger Berman AMT Partners Portfolio                    -1.82%           N/A           0.76%          11/03/97

      Oppenheimer Variable Account Funds - Oppenheimer           72.59%           N/A          31.53%          11/03/97
      Aggressive Growth Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Capital
      Appreciation Fund)

      Oppenheimer Variable Account Funds - Oppenheimer           31.63%           N/A          23.52%          11/03/97
      Capital Appreciation Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer  Growth Fund)

      Oppenheimer Variable Account Funds - Oppenheimer Main      12.17%           N/A           8.03%          11/03/97
      Street Growth & Income Fund/VA (formerly, Oppenheimer
      Variable Account Funds - Oppenheimer Growth & Income
      Fund)

      The Universal Institutional Funds, Inc. - Emerging         19.65%           N/A          -6.61%          11/03/97
      Markets Debt Portfolio (formerly, Morgan Stanley Dean
      Witter Universal Funds, Inc. - Emerging Markets Debt
      Portfolio)

      Van Eck Worldwide Insurance Trust - Worldwide              88.86%           N/A           2.00%          11/03/97
      Emerging Markets Fund
      Van Eck Worldwide Insurance Trust - Worldwide Hard         11.48%           N/A         -16.88%        11/03/97
      Assets Fund
      Van Kampen Life Investment Trust - Morgan Stanley         -11.87%           N/A         -10.09%        11/03/97
      Real Estate Securities Portfolio

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

     --------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            to 12/31/99
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
     --------------------------------------------------------------------------------------------------------------------
     American Century Variable Portfolios, Inc. - American       16.90%          N/A            23.53%         10/30/97
     Century VP Income & Growth

     American Century Variable Portfolios, Inc. - American       62.49%         23.12%          18.94%         05/02/94
     Century VP International

     American Century Variable Portfolios, Inc. - American       -1.79%          N/A            12.81%         05/01/96
     Century VP Value

     Dreyfus Investment Portfolios - European Equity               N/A           N/A            28.38%         04/30/99
     Portfolio

     The Dreyfus Socially Responsible Growth Fund, Inc.          28.84%         27.45%          22.93%         10/06/93

     Dreyfus Stock Index Fund, Inc.                              19.46%         26.64%          16.48%         09/29/89

     Dreyfus Variable Investment Fund - Appreciation             10.40%         24.09%          18.75%         04/05/93
     Portfolio (formerly, Dreyfus Variable Investment Fund -
     Capital Appreciation Portfolio)

     Federated Insurance Series - Federated Quality Bond           N/A           N/A            -2.65%         04/22/99
     Fund II

     --------------------------------------------------------------------------------------------------------------------
                                                                                              10 Years
                                                                                            to 12/31/99
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
     --------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio:  Service Class         5.25%        17.45%           13.39%         10/09/86

     Fidelity VIP Growth Portfolio:  Service Class               35.98%        28.46%           18.78%         10/09/86

     Fidelity VIP High Income Portfolio:  Service Class           7.05%         9.76%           11.35%         09/19/85

     Fidelity VIP Overseas Portfolio:  Service Class             41.11%        16.21%           10.35%         01/28/87

     Fidelity VIP II Contrafund(R) Portfolio:  Service Class     22.97%          N/A            26.18%         01/03/95

     Fidelity VIP III Growth Opportunities Portfolio:             3.19%          N/A            20.35%         01/03/95
     Service Class

     NSAT Capital Appreciation Fund                               3.29%        23.19%           16.17%         04/15/92

     NSAT Government Bond Fund                                   -3.28%         6.45%            6.65%         11/08/82

     NSAT Money Market Fund                                       3.85%         4.23%            4.00%         11/10/81

     NSAT Total Return Fund                                       5.93%        19.56%           13.66%         11/08/82

     NSAT Nationwide Balanced Fund                               -0.09%          N/A             3.77%         10/31/97

     NSAT Nationwide Equity Income Fund                          17.37%          N/A            15.25%         10/31/97

     NSAT Nationwide Global 50 Fund (formerly, NSAT              21.76%          N/A            18.77%         10/31/97
     Nationwide Global Equity Fund)

     NSAT Nationwide High Income Bond Fund                        2.21%          N/A             4.22%         10/31/97

     NSAT Nationwide Mid Cap Index Fund (formerly, NSAT          19.77%          N/A            13.19%         10/31/97
     Nationwide Select Advisers Mid Cap Fund)

     NSAT Nationwide Multi Sector Bond Fund                       0.59%          N/A             1.43%         10/31/97

     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT         N/A           N/A           103.72%         05/03/99
     Nationwide Select Advisers Small Cap Growth Fund)

     NSAT Nationwide Small Cap Value Fund                        26.62%          N/A             8.54%         10/31/97

     NSAT Nationwide Small Company Fund                          42.65%          N/A            22.06%         10/23/95

     NSAT Nationwide Strategic Growth Fund                       83.00%          N/A            41.46%         10/31/97

     Neuberger Berman AMT Guardian Portfolio                     13.84%          N/A            22.87%         11/03/97

     Neuberger Berman AMT Mid-Cap Growth Portfolio               52.43%          N/A            51.80%         11/03/97

     Neuberger Berman AMT Partners Portfolio                      6.35%        19.89%           16.38%         03/22/94

     Oppenheimer Variable Account Funds - Oppenheimer            81.86%        28.48%           19.29%         08/15/86
     Aggressive Growth Fund/VA (formerly, Oppenheimer
     Variable Account Funds - Oppenheimer Capital
     Appreciation Fund)

     Oppenheimer Variable Account Funds - Oppenheimer            40.31%        29.43%           17.34%         04/03/85
     Capital Appreciation Fund/VA (formerly, Oppenheimer
     Variable Account Funds - Oppenheimer  Growth Fund)

     Oppenheimer Variable Account Funds - Oppenheimer Main       20.55%           N/A           24.61%         07/05/95
     Street Growth & Income Fund/VA (formerly, Oppenheimer
     Variable Account Funds - Oppenheimer Growth & Income
     Fund)

     The Universal Institutional Funds, Inc. - Emerging          28.15%          N/A            -3.59%         06/19/97
     Markets Debt Portfolio (formerly, Morgan Stanley Dean
     Witter Universal Funds, Inc. - Emerging Markets Debt
     Portfolio)

     Van Eck Worldwide Insurance Trust - Worldwide Emerging      98.38%          N/A             8.93%         12/21/95
     Markets Fund

     Van Eck Worldwide Insurance Trust - Worldwide Hard          19.85%         0.52%            2.08%         09/01/89
     Assets Fund

     Van Kampen Life Investment Trust - Morgan Stanley Real      -4.29%          N/A             9.45%         07/03/95
     Estate Securities Portfolio

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Fund: Service Shares, and the Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                            PAGE
General Information and History................................1
Services.......................................................1
Purchase of Securities Being Offered...........................2
Underwriters...................................................2
Calculations of Performance....................................2
Annuity Payments...............................................3
Financial Statements...........................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II

     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser:  J.P. Morgan Investment Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MID CAP INDEX FUND (FORMERLY NATIONWIDE SELECT ADVISERS MID CAP FUND)
       Subadviser: The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser:  Miller, Anderson & Sherrerd, LLP
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

       NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation.

     Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: To seek capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A
     Investment Objective: Seeks to provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     SMALL COMPANY OPPORTUNITY FUND: CLASS A
     Investment Objective: Seeks to provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
          (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF
                             THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                13.081019           15.291612          16.90%           2,513,258         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.409767           13.081019          25.66%             946,527         1998
                                10.000000           10.409767           4.10%               5,919         1997




American Century                13.081019           15.291612          16.90%           2,807,167         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.409767           13.081019          25.66%           1,151,139         1998
                                10.000000           10.409767           4.10%              14,727         1997




American Century                11.866841           19.282175          62.49%           2,360,732         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.088106           11.866841          17.63%           1,214,960         1998
                                10.000000           10.088106           0.88%              11,451         1997




American Century                11.866841           19.282175          62.49%           2,777,990         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.088106           11.866841          17.63%           1,436,710         1998
                                10.000000           10.088106           0.88%              27,628         1997




American Century                10.689857           10.498316          -1.79%             945,480         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.296896           10.689857           3.82%             628,798         1998
                                10.000000           10.296896           2.97%              32,890         1997




American Century                10.689857           10.498316          -1.79%           1,026,094         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.296896           10.689857           3.82%             591,086         1998
                                10.000000           10.296896           2.97%              24,450         1997




Dreyfus Investment              10.000000           12.898688          28.99%              41,399         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.898688          28.99%              54,269         1999
Portfolios - European
Equity Portfolio - NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            13.034607           16.794438          28.84%           2,490,588         1999
Responsible Growth
Fund, Inc. - Q
                                10.171132           13.034607          28.15%             863,479         1998
                                10.000000           10.171132           1.71%              13,265         1997




The Dreyfus Socially            13.034607           16.794438          28.84%           2,097,881         1999
Responsible Growth
Fund, Inc. - NQ
                                10.171132           13.034607          28.15%             722,724         1998
                                10.000000           10.171132           1.71%              28,338         1997




Dreyfus Stock Index             13.135997           15.692141          19.46%          13,859,686         1999
Fund, Inc. - Q
                                10.343734           13.135997          26.99%           6,472,951         1998
                                10.000000           10.343734           3.44%             167,229         1997




Dreyfus Stock Index             13.135997           15.692141          19.46%          15,204,584         1999
Fund, Inc. - NQ
                                10.343734           13.135997          26.99%           6,916,295         1998
                                10.000000           10.343734           3.44%             220,208         1997





Dreyfus Variable                13.220513           14.595134          10.40%           2,336,276         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.249990           13.220513          28.98%             966,816         1998
                                10.000000           10.249990           2.50%              23,139         1997




Dreyfus Variable                13.220513           14.595134          10.40%           3,182,017         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.249990           13.220513          28.98%           1,623,591         1998
                                10.000000           10.249990           2.50%              36,467         1997




Federated Insurance             10.000000            9.806807          -1.93%             178,105         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.806807          -1.93%             169,575         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.422130           12.021290           5.25%           7,527,109         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.338433           11.422130          10.48%           4,636,060         1998
                                10.000000           10.338433           3.88%             124,825         1997




Fidelity VIP                    11.422130           12.021290           5.25%           7,090,189         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.338433           11.422130          10.48%           4,426,005         1998
                                10.000000           10.338433           3.88%             152,449         1997

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             13.848033           18.830990          35.98%           7,476,227         1999
Portfolio: Service
Class - Q
                                10.030842           13.848033          38.05%           2,213,917         1998
                                10.000000           10.030842           0.31%              51,944         1997




Fidelity VIP Growth             13.848033           18.830990          35.98%           7,731,135         1999
Portfolio: Service
Class - NQ
                                10.030842           13.848033          38.05%           1,956,872         1998
                                10.000000           10.030842           0.31%              64,880         1997




Fidelity VIP High                9.586675           10.262325           7.05%           4,293,166         1999
Income Portfolio:
Service Class - Q
                                10.126638            9.586675          -5.33%           2,988,516         1998
                                10.000000           10.126638           1.27%              90,815         1997




Fidelity VIP High                9.586675           10.262325           7.05%           4,760,656         1999
Income Portfolio:
Service Class - NQ
                                10.126638            9.586675          -5.33%           3,101,392         1998
                                10.000000           10.126638           1.27%             114,247         1997




Fidelity VIP Overseas           11.047878           15.589761          41.11%           1,137,825         1999
Portfolio: Service
Class - Q
                                 9.902344           11.047878          11.57%             628,967         1998
                                10.000000            9.902344          -0.98%              29,834         1997




Fidelity VIP Overseas           11.047878           15.589761          41.11%           1,895,187         1999
Portfolio: Service
Class - NQ
                                 9.902344           11.047878          11.57%             759,889         1998
                                10.000000            9.902344          -0.98%              32,688         1997




Fidelity VIP II                 12.812355           15.755094          22.97%           6,613,280         1999
Contrafund(R) Portfolio:
Service Class - Q
                                 9.954885           12.812355          28.70%           2,855,573         1998
                                10.000000            9.954885          -0.45%              94,143         1997




Fidelity VIP II                 12.812355           15.755094          22.97%           6,834,444         1999
Contrafund(R) Portfolio:
Service Class - NQ
                                 9.954885           12.812355          28.70%           2,984,400         1998
                                10.000000            9.954885          -0.45%             137,715         1997




Fidelity VIP III Growth         12.826216           13.235715           3.19%           3,585,801         1999
Opportunities
Portfolio: Service
Class - Q
                                10.400464           12.826216          23.32%           2,008,161         1998
                                10.000000           10.400464           4.00%              65,917         1997




Fidelity VIP III Growth         12.826216           13.235715           3.19%           3,945,447         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.400464           12.826216          23.32%           2,027,101         1998
                                10.000000           10.400464           4.00%              74,836         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Capital                    13.369463           13.808913           3.29%           7,098,886         1999
Appreciation Fund - Q
                                10.385596           13.369463          28.73%           4,205,204         1998
                                10.000000           10.385596           3.86%              76,048         1997




NSAT Capital                    13.369463           13.808913           3.29%           6,348,266         1999
Appreciation Fund - NQ
                                10.385596           13.369463          28.73%           4,692,586         1998
                                10.000000           10.385596           3.86%              74,609         1997




NSAT Government Bond            10.941842           10.583479          -3.28%           5,965,281         1999
Fund - Q
                                10.143182           10.941842           7.87%           3,515,365         1998
                                10.000000           10.143182           1.43%              67,127         1997




NSAT Government Bond            10.941842           10.583479          -3.28%           5,433,963         1999
Fund - NQ
                                10.143182           10.941842           7.87%           3,219,249         1998
                                10.000000           10.143182           1.43%             138,589         1997




NSAT Money Market Fund          10.504509           10.909142           3.85%           8,318,964         1999
- Q*
                                10.074129           10.504509           4.27%           4,897,425         1998
                                10.000000           10.074129           0.74%             155,902         1997




NSAT Money Market Fund          10.504509           10.909142           3.85%           7,955,423         1999
- NQ*
                                10.074129           10.504509           4.27%           5,506,084         1998
                                10.000000           10.074129           0.74%             581,682         1997




NSAT Total Return Fund          11.979444           12.689484           5.93%          12,447,397         1999
- Q
                                10.242940           11.979444          16.95%           8,192,315         1998
                                10.000000           10.242940           2.43%             182,146         1997




NSAT Total Return Fund          11.979444           12.689484           5.93%           8,730,211         1999
- NQ
                                10.242940           11.979444          16.95%           5,639,031         1998
                                10.000000           10.242940           2.43%             197,787         1997




NSAT Nationwide                 10.844036           10.834304          -0.09%           1,925,779         1999
Balanced Fund - Q
                                10.130674           10.844036           7.04%           1,031,517         1998
                                10.000000           10.130674           1.31%              20,941         1997




NSAT Nationwide                 10.844036           10.834304          -0.09%           1,728,516         1999
Balanced Fund - NQ
                                10.130674           10.844036           7.04%             926,279         1998
                                10.000000           10.130674           1.31%              23,584         1997


* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.43%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Equity          11.588459           13.600816          17.37%             415,174         1999
Income Fund - Q
                                10.161693           11.588459          14.04%             236,776         1998
                                10.000000           10.161693           1.62%              10,838         1997




NSAT Nationwide Equity          11.588459           13.600816          17.37%             528,752         1999
Income Fund - NQ
                                10.161693           11.588459          14.04%             340,149         1998
                                10.000000           10.161693           1.62%              27,331         1997




NSAT Nationwide Global          11.921445           14.515197          21.76%             555,584         1999
50 Fund - Q(1)
                                10.102208           11.921445          18.01%             296,688         1998
                                10.000000           10.102208           1.02%              15,788         1997




NSAT Nationwide Global          11.921445           14.515197          21.76%             696,878         1999
50 Fund - NQ(1)
                                10.102208           11.921445          18.01%             382,578         1998
                                10.000000           10.102208           1.02%              12,998         1997




NSAT Nationwide High            10.701912           10.938415           2.21%           1,036,571         1999
Income Bond Fund - Q
                                10.212505           10.701912           4.79%             649,669         1998
                                10.000000           10.212505           2.13%              15,004         1997




NSAT Nationwide High            10.701912           10.938415           2.21%           1,171,043         1999
Income Bond Fund - NQ
                                10.212505           10.701912           4.79%             709,535         1998
                                10.000000           10.212505           2.13%              33,703         1997




NSAT Nationwide Mid Cap         10.919701           13.078919          19.77%             282,298         1999
Index Fund- Q(2)
                                 9.949100           10.919701           9.76%             170,630         1998
                                10.000000            9.949100          -0.51%               3,322         1997




NSAT Nationwide Mid Cap         10.919701           13.078919          19.77%             271,883         1999
Index Fund- NQ(2)
                                 9.949100           10.919701           9.76%             185,038         1998
                                10.000000            9.949100          -0.51%               5,540         1997




NSAT Nationwide Multi           10.252876           10.313452           0.59%           1,518,522         1999
Sector Bond Fund - Q
                                10.088793           10.252876           1.63%             915,224         1988
                                10.000000            10.88793           0.89%              13,658         1997





NSAT Nationwide Multi           10.252879           10.313452           0.59%           1,424,905         1999
Sector Bond Fund - NQ
                                10.088793           10.252879           1.63%             933,093         1998
                                10.000000           10.088793           0.89%              41,385         1997

(1)  Formerly, NSAT Nationwide Global Equity Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Small           10.000000           20.372476         103.72%              117,284           1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.372476         103.72%              175,712           1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small            9.432351           11.943543          26.62%            1,481,928           1999
Cap Value Fund - Q
                                 9.823904            9.432351          -3.99%              912,173           1998
                                10.000000            9.823904          -1.76%               29,661           1997




NSAT Nationwide Small            9.432351           11.943543          26.62%            1,717,394           1999
Cap Value Fund - NQ
                                 9.823904            9.432351          -3.99%            1,020,607           1998
                                10.000000            9.823904          -1.76%               42,125           1997





NSAT Nationwide Small            9.617964           13.720318          42.65%            1,803,873           1999
Company Fund - Q
                                 9.613184            9.617964           0.05%            1,257,363           1998
                                10.000000            9.613184          -3.87%               26,226           1997




NSAT Nationwide Small            9.617964           13.720318          42.65%            1,988,022           1999
Company Fund - NQ
                                 9.613184            9.617964           0.05%            1,253,383           1998
                                10.000000            9.613184          -3.87%               60,510           1997




NSAT Nationwide                 11.582258           21.195607          83.00%              969,074           1999
Strategic Growth Fund -
Q
                                10.204129           11.582258          13.51%              265,065           1998
                                10.000000           10.204129           2.04%                7,333           1997




NSAT Nationwide                 11.582258           21.195607          83.00%            1,214,402           1999
Strategic Growth Fund -
NQ
                                10.204129           11.582258          13.51%              223,704           1998
                                10.000000           10.204129           2.04%               14,559           1997

(1)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            13.699229           15.595438          13.84%             926,123            1999
Guardian Portfolio - Q
                                10.504106           13.699229          30.42%             571,944            1998
                                10.000000           10.504106           5.04%               5,387            1997




Neuberger Berman AMT            13.699229           15.595438          13.84%             972,681            1999
Guardian Portfolio - NQ
                                10.504106           13.699229          30.42%             609,252            1998
                                10.000000           10.504106           5.04%               9,331            1997




Neuberger Berman AMT            16.144809           24.609353          52.43%             953,685            1999
Mid-Cap Growth
Portfolio - Q
                                11.702355           16.144809          37.96%             432,869            1998


                                10.000000           11.702355          17.02%              24,058            1997



Neuberger Berman AMT            16.144809           24.609353          52.43%           1,108,088            1999
Mid-Cap Growth
Portfolio - NQ
                                11.702355           16.144809          37.96%             449,661            1998
                                10.000000           11.702355          17.02%              27,997            1997




Neuberger Berman AMT            10.458607           11.122733           6.35%           3,088,664            1999
Partners Portfolio - Q
                                10.132434           10.458607           3.22%           3,019,935            1998
                                10.000000           10.132434           1.32%             123,308            1997




Neuberger Berman AMT            10.458607           11.122733           6.35%           2,945,134            1999
Partners Portfolio - NQ
                                10.132434           10.458607           3.22%           2,840,958            1998
                                10.000000           10.132434           1.32%             816,409            1997




Oppenheimer Variable            10.609896           19.295630          81.86%           1,728,692            1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                 9.533314           10.609896          11.29%             780,153            1998
                                10.000000            9.533314          -4.67%              17,204            1997




Oppenheimer Variable            10.609896           19.295630          81.86%           1,952,316            1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                 9.533314           10.609896          11.29%             751,161            1998
                                10.000000            9.533314          -4.67%              22,088            1997




Oppenheimer Variable            12.070167           16.935851          40.31%           2,387,151            1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q2
                                 9.827325           12.070167          22.82%             909,464            1998
                                10.000000            9.827325          -1.73%              32,359            1997




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            12.070167           16.935851          40.31%           2,567,398         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                 9.827325           12.070167          22.82%           1,091,207         1998
                                10.000000            9.827325          -1.73%              11,808         1997




Oppenheimer Variable            10.639805           12.826564          20.55%           2,668,902         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.259486           10.639805           3.71%           1,233,877         1998
                                10.000000           10.259486           2.59%              18,417         1997




Oppenheimer Variable            10.639805           12.826564          20.55%           2,644,668         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.259486           10.639805           3.71%           1,348,779         1998
                                10.000000           10.259486           2.59%              39,986         1997




The Universal                    7.395794            9.477539          28.15%             175,855         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.425451            7.395794         -29.06%             148,936         1998
                                10.000000           10.425451           4.25%               3,325         1997




The Universal                   13.369463            9.477539          28.15%             212,802         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.385596           13.369463          28.73%             152,995         1998
                                10.000000           10.385596           3.86%               5,093         1997


(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                5.751082           11.409292          98.38%             704,590         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                 8.814851            5.751082         -34.76%             217,873         1998
                                10.000000            8.814851         -11.85%               9,145         1997


Van Eck Worldwide                5.751082           11.409292          98.38%             942,874         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                 8.814851            5.751082         -34.76%             279,325         1998
                                10.000000            8.814851         -11.85%              18,343         1997




Van Eck Worldwide                6.139717            7.358645          19.85%             220,914         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                 8.979477            6.139717         -31.63%              82,690         1998
                                10.000000            8.979477         -10.21%              10,008         1997




Van Eck Worldwide                6.139717            7.358645          19.85%             194,562         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                 8.979477            6.139717         -31.63%             115,058         1998
                                10.000000            8.979477         -10.21%               7,257         1997




Van Kampen Life                  9.050353            8.662065          -4.29%             685,275         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.338661            9.050353         -12.46%             646,017         1998
                                10.000000           10.338661           3.39%              32,778         1997




Van Kampen Life                  9.050353            8.662065          -4.29%             759,304         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.338661            9.050353         -12.46%             606,338         1998
                                10.000000           10.338661           3.39%              27,341         1997


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service

Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)
               (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                13.073386           15.274980          16.84%           1,577,411         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.408936           13.073386          25.60%             580,569         1998
                                10.000000           10.408936           4.09%              11,674         1997




American Century                13.073386           15.274980          16.84%           1,606,753         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.408936           13.073386          25.60%             612,039         1998
                                10.000000           10.408936           4.09%               5,571         1997




American Century                11.859906           19.261196          62.41%           1,526,161         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.087297           11.859906          17.57%             666,641         1998
                                10.000000           10.087297           0.87%               3,170         1997




American Century                11.859906           19.261196          62.41%           1,544,026         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.087297           11.859906          17.57%             793,846         1998
                                10.000000           10.087297           0.87%               9,299         1997




American Century                10.683601           10.486868          -1.84%             824,442         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.296077           10.683601           3.76%             355,592         1998
                                10.000000           10.296077           2.96%              42,338         1997




American Century                10.683601           10.486868          -1.84%             896,270         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.296077           10.683601           3.76%             298,758         1998
                                10.000000           10.296077           2.96%              22,796         1997




Dreyfus Investment              10.000000           12.897004          28.97%              32,116         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.897004          28.97%              45,699         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            13.026995           16.776156          28.78%           2,172,581         1999
Responsible Growth
Fund, Inc. - Q
                                10.170317           13.026995          28.09%             561,920         1998
                                10.000000           10.170317           1.70%              21,267         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            13.026995           16.776156          28.78%           1,770,691         1999
Responsible Growth
Fund, Inc. - NQ
                                10.170317           13.026995          28.09%             535,958         1998
                                10.000000           10.170317           1.70%              13,946         1997




Dreyfus Stock Index             13.128325           15.675065          19.40%          13,182,601         1999
Fund, Inc. - Q
                                10.342909           13.128325          26.93%           4,388,390         1998
                                10.000000           10.342909           3.43%              79,005         1997




Dreyfus Stock Index             13.128325           15.675065          19.40%          14,291,330         1999
Fund, Inc. - NQ
                                10.342909           13.128325          26.93%           4,086,832         1998
                                10.000000           10.342909           3.43%             103,007         1997




Dreyfus Variable                13.212796           14.579248          10.34%           2,192,515         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.249171           13.212796          28.92%             617,598         1998
                                10.000000           10.249171           2.49%              16,809         1997




Dreyfus Variable                13.212796           14.579248          10.34%           2,832,349         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.249171           13.212796          28.92%             689,993         1998
                                10.000000           10.249171           2.49%              10,034         1997




Federated Insurance             10.000000            9.803523          -1.96%             154,459         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.803523          -1.96%             160,687         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.415454           12.008202           5.19%           7,080,869         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.337608           11.415454          10.43%           3,162,232         1998
                                10.000000           10.337608           3.38%              80,230         1997




Fidelity VIP                    11.415454           12.008202           5.19%           6,670,337         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.337608           11.415454          10.43%           3,555,107         1998
                                10.000000           10.337608           3.38%             101,670         1997


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             13.839948           18.810518          35.91%           6,819,978         1999
Portfolio: Service
Class - Q
                                10.030041           13.839948          37.98%           1,630,266         1998
                                10.000000           10.030041           0.30%              26,495         1997




Fidelity VIP Growth             13.839948           18.810518          35.91%           6,931,647         1999
Portfolio: Service
Class - NQ
                                10.030041           13.839948          37.98%           1,448,151         1998
                                10.000000           10.030041           0.30%              42,184         1997




Fidelity VIP High                9.581067           10.251150           6.99%           3,852,925         1999
Income Portfolio:
Service Class - Q
                                10.125825            9.581067          -5.38%           1,712,919         1998
                                10.000000           10.125825           1.26%              28,809         1997




Fidelity VIP High                9.581067           10.251150           6.99%           4,271,795         1999
Income Portfolio:
Service Class - NQ
                                10.125825            9.581067          -5.38%           1,951,737         1998
                                10.000000           10.125825           1.26%              38,172         1997




Fidelity VIP Overseas           11.041416           15.572798          41.04%           1,053,858         1999
Portfolio: Service
Class - Q
                                 9.901549           11.041416          11.51%             390,759         1998
                                10.000000            9.901549          -0.98%               6,886         1997




Fidelity VIP Overseas           11.041416           15.572798          41.04%           1,575,250         1999
Portfolio: Service
Class - NQ
                                 9.901549           11.041416          11.51%             364,389         1998
                                10.000000            9.901549          -0.98%              13,646         1997




Fidelity VIP II                 12.804877           15.737973          22.91%           6,036,330         1999
Contrafund(R)Portfolio:
Service Class - Q
                                 9.954090           12.804877          28.64%           1,739,968         1998
                                10.000000            9.954090          -0.46%              52,859         1997




Fidelity VIP II                 12.804877           15.737973          22.91%           6,134,643         1999
Contrafund(R) Portfolio:
Service Class - NQ
                                 9.954090           12.804877          28.64%           1,750,336         1998
                                10.000000            9.954090          -0.46%              61,145         1997




Fidelity VIP III Growth         12.818700           13.221287           3.14%           3,502,629         1999
Opportunities
Portfolio: Service
Class - Q
                                10.399630           12.818700          23.26%           1,566,376         1998
                                10.000000           10.399630           4.00%              50,299         1997




Fidelity VIP III Growth         12.818700           13.221287           3.14%           3,451,516         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.399630           12.818700          23.26%           1,701,741         1998
                                10.000000           10.399630           4.00%              34,840         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Capital                    13.361662           13.793878           3.23%           6,538,905         1999
Appreciation Fund - Q
                                10.384765           13.361662          28.67%           2,713,689         1998
                                10.000000           10.384765           3.85%              42,993         1997




NSAT Capital                    13.361662           13.793878           3.23%           5,631,533         1999
Appreciation Fund - NQ
                                10.384765           13.361662          28.67%           2,066,078         1998
                                10.000000           10.384765           3.85%              34,299         1997




NSAT Government Bond            10.935440           10.571951          -3.32%           5,669,841         1999
Fund - Q
                                10.142367           10.935440           7.82%           2,372,619         1998
                                10.000000           10.142367           1.42%              35,843         1997




NSAT Government Bond            10.935440           10.571951          -3.32%           5,131,486         1999
Fund - NQ
                                10.142367           10.935440           7.82%           2,154,523         1998
                                10.000000           10.142367           1.42%              31,348         1997




NSAT Money Market Fund          10.498325           10.897217           3.80%           7,114,834         1999
- Q*
                                10.073279           10.498325           4.22%           3,146,858         1998
                                10.000000           10.073279           0.73%             172,291         1997




NSAT Money Market Fund          10.498325           10.897217           3.80%           6,833,650         1999
- NQ*
                                10.073279           10.498325           4.22%           2,859,923         1998
                                10.000000           10.073279           0.73%             228,200         1997




NSAT Total Return Fund          11.972436           12.675660           5.87%          11,766,972         1999
- Q
                                10.242118           11.972436          16.89%           4,776,547         1998
                                10.000000           10.242118           2.42%              84,236         1997




NSAT Total Return Fund          11.972436           12.675660           5.87%           8,280,792         1999
- NQ
                                10.242118           11.972436          16.89%           3,782,609         1998
                                10.000000           10.242118           2.42%              76,652         1997




NSAT Nationwide                 10.837697           10.822502          -0.14%           1,840,068         1999
Balanced Fund - Q
                                10.129864           10.837697           6.99%             724,101         1998
                                10.000000           10.129864           1.30%              18,660         1997




NSAT Nationwide                 10.837697           10.822502          -0.14%           1,603,952         1999
Balanced Fund - NQ
                                10.129864           10.837697           6.99%             641,839         1998
                                10.000000           10.129864           1.30%               7,268         1997



* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.38%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Equity          11.581699           13.586032          17.31%             389,155         1999
Income Fund - Q
                                10.160882           11.581699          13.98%             182,603         1998
                                10.000000           10.160882           1.61%              10,109         1997





NSAT Nationwide Equity          11.581699           13.586032          17.31%             495,033         1999
Income Fund - NQ
                                10.160882           11.581699          13.98%             263,284         1998
                                10.000000           10.160882           1.61%               4,986         1997




NSAT Nationwide Global          11.914478           14.499401          21.70%             502,133         1999
50 Fund - Q(1)
                                10.101401           11.914478          17.95%             209,682         1998
                                10.000000           10.101401           1.01%              10,785         1997




NSAT Nationwide Global          11.914478           14.499401          21.70%             648,820         1999
50 Fund - NQ(1)
                                10.101401           11.914478          17.95%             265,967         1998
                                10.000000           10.101401           1.01%               5,708         1997




NSAT Nationwide High            10.695657           10.926498           2.16%             976,652         1999
Income Bond Fund - Q
                                10.211688           10.695657           4.74%             563,880         1998
                                10.000000           10.211688           2.12%              15,211         1997




NSAT Nationwide High            10.695657           10.926498           2.16%           1,112,643         1999
Income Bond Fund - NQ
                                10.211688           10.695657           4.74%             506,824         1998
                                10.000000           10.211688           2.12%               7,868         1997




NSAT Nationwide Mid Cap         10.913315           13.064679          19.71%             241,749         1999
Index Fund- Q(2)
                                 9.948304           10.913315           9.70%             124,451         1998
                                10.000000            9.948304          -0.52%               5,466         1997




NSAT Nationwide Mid Cap         10.913315           13.064679          19.71%             235,446         1999
Index Fund- NQ(2)
                                 9.948304           10.913315           9.70%             125,175         1998
                                10.000000            9.948304          -0.52%               4,072         1997




NSAT Nationwide Multi           10.246882           10.302225           0.54%           1,405,222         1999
Sector Bond Fund - Q
                                10.087985           10.246882           1.58%             627,837         1998
                                10.000000           10.087985           0.88%              22,440         1997





NSAT Nationwide Multi           10.246882           10.302225           0.54%           1,367,549         1999
Sector Bond Fund - NQ
                                10.087985           10.246882           1.58%             548,001         1998
                                10.000000           10.087985           0.88%              12,227         1997




(1)  Formerly, NSAT Nationwide Global Equity Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Small           10.000000           20.365684         103.66%             109,372         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.365684         103.66%             142,521         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small            9.426837           11.930542          26.56%           1,270,898         1999
Cap Value Fund - Q
                                 9.823118            9.426837          -4.03%             501,274         1998
                                10.000000            9.823118          -1.77%              16,510         1997




NSAT Nationwide Small            9.426837           11.930542          26.56%           1,478,150         1999
Cap Value Fund - NQ
                                 9.823118            9.426837          -4.03%             467,220         1998
                                10.000000            9.823118          -1.77%              20,577         1997




NSAT Nationwide Small            9.612340           13.705373          42.58%           1,677,063         1999
Company Fund - Q
                                 9.612411            9.612340           0.00%             832,015         1998
                                10.000000            9.612411          -3.88%              30,320         1997




NSAT Nationwide Small            9.612340           13.705373          42.58%           1,813,480         1999
Company Fund - NQ
                                 9.612411            9.612340           0.00%             830,194         1998
                                10.000000            9.612411          -3.88%              32,541         1997




NSAT Nationwide                 11.575478           21.172544          82.91%             859,846         1999
Strategic Growth Fund -
Q
                                10.203313           11.575478          13.45%             105,819         1998
                                10.000000           10.203313           2.03%               3,708         1997




NSAT Nationwide                 11.575478           21.172544          82.91%             990,154         1999
Strategic Growth Fund -
NQ
                                10.203313           11.575478          13.45%             115,940         1998
                                10.000000           10.203313           2.03%               2,921         1997




(1)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            13.691238           15.578481          13.78%             889,965         1999
Guardian Portfolio - Q
                                10.503269           13.691238          30.35%             517,002         1998
                                10.000000           10.503269           5.03%               8,001         1997




Neuberger Berman AMT            13.691238           15.578481          13.78%             915,475         1999
Guardian Portfolio - NQ
                                10.503269           13.691238          30.35%             425,826         1998
                                10.000000           10.503269           5.03%              14,929         1997




Neuberger Berman AMT            16.135377           24.582570          52.35%             863,846         1999
Mid-Cap Growth
Portfolio - Q
                                11.701424           16.135377          37.89%             346,534         1998
                                10.000000           11.701424          17.01%              56,145         1997




Neuberger Berman AMT            16.135377           24.582570          52.35%             979,386         1999
Mid-Cap Growth
Portfolio - NQ
                                11.701424           16.135377          37.89%             372,662         1998
                                10.000000           11.701424          17.01%              16,768         1997




Neuberger Berman AMT            10.452498           11.110632           6.30%           2,922,435         1999
Partners Portfolio - Q
                                10.131623           10.452498           3.17%           1,949,091         1998
                                10.000000           10.131623           1.32%             195,515         1997




Neuberger Berman AMT            10.452498           11.110632           6.30%           2,826,527         1999
Partners Portfolio - NQ


                                10.131623           10.452498           3.17%           1,997,559         1998


                                10.000000           10.131623           1.32%             133,165         1997




Oppenheimer Variable            10.603692           19.274630          81.77%           1,563,772         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                 9.532548           10.603692          11.24%             395,607         1998
                                10.000000            9.532548          -4.67%              11,021         1997




Oppenheimer Variable            10.603692           19.274630          81.77%           1,713,850         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                 9.532548           10.603692          11.24%             445,810         1998
                                10.000000            9.532548          -4.67%              10,675         1997



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            12.063121           16.917425          40.24%           2,150,641         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                 9.826536           12.063121          22.76%             581,682         1998
                                10.000000            9.826536          -1.73%              26,012         1997




Oppenheimer Variable            12.063121           16.917425          40.24%           2,383,083         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                 9.826536           12.063121          22.76%             591,561         1998
                                10.000000            9.826536          -1.73%              16,143         1997




Oppenheimer Variable            10.633592           12.812596          20.49%           2,337,156         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.258664           10.633592           3.65%             825,634         1998
                                10.000000           10.258664           2.59%              15,547         1997




Oppenheimer Variable            10.633592           12.812596          20.49%           2,379,174         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.258664           10.633592           3.65%           1,013,404         1998
                                10.000000           10.258664           2.59%              15,661         1997




The Universal                    7.391460            9.467196          28.08%             153,586         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.424614            7.391460         -29.10%              50,958         1998
                                10.000000           10.424614           4.25%               4,517         1997

The Universal                    7.391460            9.467196          28.08%             183,638         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.424614            7.391460         -29.10%              56,822         1998
                                10.000000           10.424614           4.25%               4,151         1997




Van Eck Worldwide                5.747723           11.396847          98.28%             592,457         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                 8.814146            5.747723         -34.79%             141,469         1998
                                10.000000            8.814146         -11.86%              30,479         1997


(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                5.747723           11.396847          98.28%             672,210         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                 8.814146            5.747723         -34.79%             104,323         1998
                                10.000000            8.814146         -11.86%              15,119         1997




Van Eck Worldwide                6.136113            7.350618          19.79%             180,231         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                 8.978753            6.136113         -31.66%              69,784         1998
                                10.000000            8.978753         -10.21%                 765         1997




Van Eck Worldwide                6.136113            7.350618          19.79%             191,034         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                 8.978753            6.136113         -31.66%              36,296         1998
                                10.000000            8.978753         -10.21%               4,496         1997




Van Kampen Life                  9.045055            8.652617          -4.34%             639,967         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.337835            9.045055         -12.89%             372,172         1998
                                10.000000           10.337835           3.38%               8,443         1997




Van Kampen Life                  9.045055            8.652617          -4.34%             675,822         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.337835            9.045055         -12.89%             250,104         1998
                                10.000000           10.337835           3.38%              23,459         1997


Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)
           (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                13.065728           15.258324          16.78%             197,680         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.408098           13.065728          25.53%              81,928         1998
                                10.000000           10.408098           4.08%                 832         1997




American Century                13.065728           15.258324          16.78%             322,820         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.408098           13.065728          25.53%             128,629         1998
                                10.000000           10.408098           4.08%               5,236         1997




American Century                11.852979           19.240268          62.32%             177,980         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.086493           11.852979          17.51%              99,298         1998
                                10.000000           10.086493           0.86%                 698         1997




American Century                11.852979           19.240268          62.32%             314,342         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.086493           11.852979          17.51%             165,809         1998
                                10.000000           10.086493           0.86%               2,265         1997




American Century                10.677353           10.475442          -1.89%              99,697         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.295249           10.677353           3.71%              75,994         1998
                                10.000000           10.295249           2.95%               1,336         1997




American Century                10.677353           10.475442          -1.89%             110,453         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.295249           10.677353           3.71%              72,329         1998
                                10.000000           10.295249           2.95%               8,217         1997




Dreyfus Investment              10.000000           12.895311          28.95%                 888         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.895311          28.95%               1,301         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            13.019372           16.757880          28.71%             184,179         1999
Responsible Growth
Fund, Inc. - Q
                                10.169503           13.019372          28.02%              85,520         1998
                                10.000000           10.169503           1.70%               4,821         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            13.019372           16.757880          28.71%             321,097         1999
Responsible Growth
Fund, Inc. - NQ
                                10.169503           13.019372          28.02%             135,100         1998
                                10.000000           10.169503           1.70%               2,598         1997




Dreyfus Stock Index             13.120640           15.657978          19.34%           1,419,002         1999
Fund, Inc. - Q
                                10.342079           13.120640          26.87%             774,908         1998
                                10.000000           10.342079           3.42%               9,203         1997




Dreyfus Stock Index             13.120640           15.657978          19.34%           1,814,349         1999
Fund, Inc. - NQ
                                10.342079           13.120640          26.87%             913,818         1998
                                10.000000           10.342079           3.42%              13,090         1997




Dreyfus Variable                13.205079           14.563385          10.29%             341,142         1999
Investment Fund
-Appreciation Portfolio
- Q1
                                10.248351           13.205079          28.85%             127,679         1998
                                10.000000           10.248351           2.48%               3,777         1997




Dreyfus Variable                13.205079           14.563385          10.29%             488,187         1999
Investment Fund
-Appreciation Portfolio
- NQ1
                                10.248351           13.205079          28.85%             246,123         1998
                                10.000000           10.248351           2.48%                 706         1997




Federated Insurance             10.000000            9.800240          -2.00%              13,067         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.800240          -2.00%              12,939         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.408770           11.995103           5.14%             824,118         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.336779           11.408770          10.37%             519,240         1998
                                10.000000           10.336779           3.37%              18,611         1997




Fidelity VIP                    11.408770           11.995103           5.14%           1,450,150         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.336779           11.408770          10.37%             864,765         1998
                                10.000000           10.336779           3.37%              36,514         1997


(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             13.831860           18.790040          35.85%             622,310         1999
Portfolio: Service
Class - Q
                                10.029235           13.831860          37.92%             251,252         1998
                                10.000000           10.029235           0.29%               4,718         1997




Fidelity VIP Growth             13.831860           18.790040          35.85%             989,940         1999
Portfolio: Service
Class - NQ
                                10.029235           13.831860          37.92%             343,224         1998
                                10.000000           10.029235           0.29%               9,713         1997




Fidelity VIP High                9.575458           10.239981           6.94%             755,876         1999
Income Portfolio:
Service Class - Q
                                10.125013            9.575458          -5.43%             374,496         1998
                                10.000000           10.125013           1.25%               2,418         1997




Fidelity VIP High                9.575458           10.239981           6.94%             835,175         1999
Income Portfolio:
Service Class - NQ
                                10.125013            9.575458          -5.43%             597,529         1998
                                10.000000           10.125013           1.25%              12,697         1997




Fidelity VIP Overseas           11.034969           15.555856          40.97%             146,217         1999
Portfolio: Service
Class - Q
                                 9.900760           11.034969          11.46%              91,010         1998
                                10.000000            9.900760          -0.99%                 887         1997




Fidelity VIP Overseas           11.034969           15.555856          40.97%             210,607         1999
Portfolio: Service
Class - NQ
                                 9.900760           11.034969          11.46%             137,943         1998
                                10.000000            9.900760          -0.99%               9,071         1997




Fidelity VIP II                 12.797393           15.720833          22.84%             508,355         1999
Contrafund(R) Portfolio:
Service Class - Q
                                 9.953285           12.797393          28.57%             214,094         1998
                                10.000000            9.953285          -0.47%              12,678         1997




Fidelity VIP II                 12.797393           15.720833          22.84%             791,389         1999
Contrafund(R) Portfolio:
Service Class - NQ
                                 9.953285           12.797393          28.57%             446,178         1998
                                10.000000            9.953285          -0.47%              14,306         1997




Fidelity VIP III Growth         12.811215           13.206894           3.09%             427,281         1999
Opportunities
Portfolio: Service
Class - Q
                                10.398800           12.811215          23.20%             231,430         1998
                                10.000000           10.398800           3.99%               8,419         1997




Fidelity VIP III Growth         12.811215           13.206894           3.09%             467,420         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.398800           12.811215          23.20%             295,189         1998
                                10.000000           10.398800           3.99%              13,599         1997

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Capital                    13.353842           13.778852           3.18%             618,426         1999
Appreciation Fund - Q
                                10.383931           13.353842          28.55%             391,203         1998
                                10.000000           10.383931           3.84%               4,967         1997




NSAT Capital                    13.353842           13.778852           3.18%             696,071         1999
Appreciation Fund - NQ
                                10.383931           13.353842          28.55%             499,622         1998
                                10.000000           10.383931           3.84%              23,354         1997




NSAT Government Bond            10.929045           10.560422          -3.37%             624,963         1999
Fund - Q
                                10.141552           10.929045           7.77%             425,444         1998
                                10.000000           10.141552           1.42%              17,678         1997




NSAT Government Bond            10.929045           10.560422          -3.37%             905,625         1999
Fund - NQ
                                10.141552           10.929045           7.77%             578,467         1998
                                10.000000           10.141552           1.42%              21,953         1997




NSAT Money Market Fund          10.492136           10.885293           3.75%             934,453         1999
- Q*
                                10.072429           10.492136           4.17%             771,712         1998
                                10.000000           10.072429           0.72%             109,198         1997




NSAT Money Market Fund          10.492136           10.885293           3.75%           1,260,592         1999
- NQ*
                                10.072429           10.492136           4.17%             929,223         1998
                                10.000000           10.072429           0.72%              61,681         1997




NSAT Total Return Fund          11.965436           12.661861           5.82%           1,017,235         1999
- Q
                                10.241300           11.965436          16.84%             695,020         1998
                                10.000000           10.241300           2.41%              13,269         1997




NSAT Total Return Fund          11.965436           12.661861           5.82%           1,052,685         1999
- NQ
                                10.241300           11.965436          16.84%             694,278         1998
                                10.000000           10.241300           2.41%              37,377         1997




NSAT Nationwide                 10.831355           10.810714          -0.19%             152,824         1999
Balanced Fund - Q
                                10.129053           10.831355           6.93%             121,918         1998
                                10.000000           10.129053           1.29%               4,261         1997




NSAT Nationwide                 10.831355           10.810714          -0.19%             230,363         1999
Balanced Fund - NQ
                                10.129053           10.831355           6.93%             149,449         1998
                                10.000000           10.129053           1.29%              13,393         1997



* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.33%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Equity          11.574924           13.571227          17.25%              59,154         1999
Income Fund - Q
                                10.160070           11.574924          13.93%              32,573         1998
                                10.000000           10.160070           1.60%               2,466         1997




NSAT Nationwide Equity          11.574924           13.571227          17.25%              81,119         1999
Income Fund - NQ
                                10.160070           11.574924          13.93%              46,558         1998
                                10.000000           10.160070           1.60%               2,603         1997




NSAT Nationwide Global          11.907510           14.483618          21.63%              71,686         1999
50 Fund - Q(1)
                                10.100588           11.907510          17.89%              52,138         1998
                                10.000000           10.100588           1.01%               1,682         1997




NSAT Nationwide Global          11.907510           14.483618          21.63%              93,077         1999
50 Fund - NQ(1)
                                10.100588           11.907510          17.89%              52,521         1998
                                10.000000           10.100588           1.01%               3,870         1997




NSAT Nationwide High            10.689393           10.914588           2.11%             176,564         1999
Income Bond Fund - Q
                                10.210867           10.689393           4.69%             166,756         1998
                                10.000000           10.210867           2.11%               2,873         1997




NSAT Nationwide High            10.689393           10.914588           2.11%             286,727         1999
Income Bond Fund - NQ
                                10.210867           10.689393           4.69%             196,834         1998
                                10.000000           10.210867           2.11%              15,172         1997




NSAT Nationwide Mid Cap         10.906928           13.050437          19.65%              42,195         1999
Index Fund-Q(2)
                                 9.947507           10.906928           9.64%              20,280         1998
                                10.000000            9.947507          -0.52%               2,671         1997




NSAT Nationwide Mid Cap         10.906928           13.050437          19.65%              46,779         1999
Index Fund- NQ(2)
                                 9.947507           10.906928           9.64%              35,289         1998
                                10.000000            9.947507          -0.52%               1,954         1997




NSAT Nationwide Multi           10.240891           10.290997           0.49%             196,859         1999
Sector Bond Fund - Q
                                10.087176           10.240891           1.52%             180,699         1998
                                10.000000           10.087176           0.87%               2,097         1997




NSAT Nationwide Multi           10.240891           10.290997           0.49%             314,788         1999
Sector Bond Fund - NQ
                                10.087176           10.240891           1.52%             200,225         1998
                                10.000000           10.087176           0.87%              11,411         1997

(1)  Formerly, NSAT Nationwide Global Equity Fund.
(2)  Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
NSAT Nationwide Small           10.000000           20.358893         103.59%               6,206         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.358893         103.59%              26,356         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small            9.421309           11.917534          26.50%             132,145         1999
Cap Value Fund - Q
                                 9.822329            9.421309          -4.08%              72,105         1998
                                10.000000            9.822329          -1.78%               3,373         1997




NSAT Nationwide Small            9.421309           11.917534          26.50%             226,896         1999
Cap Value Fund - NQ
                                 9.822329            9.421309          -4.08%             149,068         1998
                                10.000000            9.822329          -1.78%               5,548         1997




NSAT Nationwide Small            9.606706           13.690433          42.51%             135,870         1999
Company Fund - Q
                                 9.611642            9.606706          -0.05%             103,212         1998
                                10.000000            9.611642          -3.88%                 453         1997




NSAT Nationwide Small            9.606706           13.690433          42.51%             236,341         1999
Company Fund - NQ
                                 9.611642            9.606706          -0.05%             182,983         1998
                                10.000000            9.611642          -3.88%              12,059         1997




NSAT Nationwide                 11.568711           21.149503          82.82%              63,606         1999
Strategic Growth Fund -
Q
                                10.202497           11.568711          13.39%              28,004         1998
                                10.000000           10.202497           2.02%                 201         1997




NSAT Nationwide                 11.568711           21.149503          82.82%              96,599         1999
Strategic Growth Fund -
NQ
                                10.202497           11.568711          13.39%              14,539         1998
                                10.000000           10.202497           2.02%               3,231         1997


(1)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            13.683246           15.561518          13.73%              86,496         1999
Guardian Portfolio - Q
                                10.502434           13.683246          30.29%              64,230         1998
                                10.000000           10.502434           5.02%                 590         1997




Neuberger Berman AMT            13.683246           15.561518          13.73%             196,408         1999
Guardian Portfolio - NQ
                                10.502434           13.683246          30.29%             161,709         1998
                                10.000000           10.502434           5.02%               5,754         1997




Neuberger Berman AMT            16.125954           24.555839          52.28%             103,765         1999
Mid-Cap Growth
Portfolio - Q
                                11.700489           16.125954          37.82%              41,741         1998
                                10.000000           11.700489          17.00%               3,696         1997




Neuberger Berman AMT            16.125954           24.555839          52.28%             174,869         1999
Mid-Cap Growth
Portfolio - NQ
                                11.700489           16.125954          37.82%             107,495         1998
                                10.000000           11.700489          17.00%               6,472         1997




Neuberger Berman AMT            10.446379           11.098514           6.24%             277,649         1999
Partners Portfolio - Q
                                10.130813           10.446379           3.11%             269,744         1998
                                10.000000           10.130813           1.31%               9,975         1997




Neuberger Berman AMT            10.446379           11.098514           6.24%             352,607         1999
Partners Portfolio - NQ
                                10.130813           10.446379           3.11%             330,876         1998
                                10.000000           10.130813           1.31%              40,357         1997




Oppenheimer Variable            10.597477           19.253639          81.68%             137,594         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                 9.531780           10.597477          11.18%              75,188         1998
                                10.000000            9.531780          -4.68%               3,437         1997




Oppenheimer Variable            10.597477           19.253639          81.68%             196,300         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                 9.531780           10.597477          11.18%             118,302         1998
                                10.000000            9.531780          -4.68%              11,150         1997




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            12.056049           16.898986          40.17%             256,234         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                 9.825746           12.056049          22.70%             110,392         1998
                                10.000000            9.825746          -1.74%               2,404         1997




Oppenheimer Variable            12.056049           16.898986          40.17%             294,790         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                 9.825746           12.056049          22.70%             122,036         1998
                                10.000000            9.825746          -1.74%               7,972         1997




Oppenheimer Variable            10.627355           12.798619          20.43%             272,722         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.257840           10.627355           3.60%             151,176         1998
                                10.000000           10.257840           2.58%               1,064         1997




Oppenheimer Variable            10.627355           12.798619          20.43%             459,069         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.257840           10.627355           3.60%             254,947         1998
                                10.000000           10.257840           2.58%              15,025         1997




The Universal                    7.387124            9.456874          28.02%              20,164         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.423780            7.387124         -29.13%               9,703         1998
                                10.000000           10.423780           4.24%                 204         1997


The Universal                    7.387124            9.456874          28.02%              24,015         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.423780            7.387124         -29.13%              19,124         1998
                                10.000000           10.423780           4.24%               1,531         1997




Van Eck Worldwide                5.744349           11.384426          98.18%              66,887         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                 8.813437            5.744349         -34.82%              31,317         1998
                                10.000000            8.813437         -11.87%                 733         1997



(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                5.744349           11.384426          98.18%              80,175         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                 8.813437            5.744349         -34.82%              46,981         1998
                                10.000000            8.813437         -11.87%                 779         1997




Van Eck Worldwide                6.132522            7.342607          19.73%              33,535         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                 8.978030            6.132522         -31.69%              10,468         1998
                                10.000000            8.978030         -10.22%                 206         1997




Van Eck Worldwide                6.132522            7.342607          19.73%              19,917         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                 8.978030            6.132522         -31.69%              17,880         1998
                                10.000000            8.978030         -10.22%               1,789         1997




Van Kampen Life                  9.039759            8.643190          -4.39%              52,923         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.337004            9.039759         -12.55%              40,468         1998
                                10.000000           10.337004           3.37%                 416         1997




Van Kampen Life                  9.039759            8.643190          -4.39%              80,562         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.337004            9.039759         -12.55%              71,613         1998
                                10.000000           10.337004           3.37%              10,121         1997



Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)
                  (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
American Century
Variable Portfolios,            12.515499           14.608384          16.72%              11,848         1999
Inc. - American Century         10.000000           12.515499          25.15%                   0         1998
VP Income & Growth - Q


American Century                12.515499           14.608384          16.72%              17,143         1999
Variable Portfolios,            10.000000           12.515499          25.15%                   0         1998
Inc. - American Century
VP Income & Growth - NQ



American Century                12.062037           19.569739          62.24%               1,881         1999
Variable Portfolios,            10.000000           12.062037          20.62%                   0         1998
Inc. - American Century
VP International - Q


American Century                12.062037           19.569739          62.24%              14,297         1999
Variable Portfolios,            10.000000           12.062037          20.62%                   0         1998
Inc. - American Century
VP International - NQ


American Century                11.279817           11.060928          -1.94%               1,713         1999
Variable Portfolios,            10.000000           11.279817          12.80%                   0         1998
Inc. - American Century
VP Value - Q


American Century                11.279817           11.060928          -1.94%               3,204         1999
Variable Portfolios,            10.000000           11.279817          12.80%                   0         1998
Inc. - American Century
VP Value - NQ


Dreyfus Investment              10.000000           12.893630          28.94%                   0         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.893630          28.94%                   0         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            12.784895           16.447766          28.65%               6,911         1999
Responsible Growth              10.000000           12.784895          27.85%                   0         1998
Fund, Inc. - Q


---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            12.784895           16.447766          28.65%              15,350         1999
Responsible Growth              10.000000           12.784895          27.85%                   0         1998
Fund, Inc. - NQ





Dreyfus Stock Index             12.464249           14.867150          19.28%              40,973         1999
Fund, Inc. - Q                  10.000000           12.464249          24.64%                   0         1998


Dreyfus Stock Index             12.464249           14.867150          19.28%              48,963         1999
Fund, Inc. - NQ
                                10.000000           12.464249          24.64%                   0         1998



Dreyfus Variable                12.389971           13.657521          10.23%               2,736         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.389971          23.90%                   0         1998




Dreyfus Variable                12.389971           13.657521          10.23%               7,367         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.389971          23.90%                   0         1998




Federated Insurance             10.000000            9.796953          -2.03%               2,037         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.796953          -2.03%               3,679         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.809798           12.410474           5.09%              10,095         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.809798          18.10%                   0         1998




Fidelity VIP                    11.809798           12.410474           5.09%              46,500         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.809798          18.10%                   0         1998


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             12.914475           17.534950          35.78%              29,966         1999
Portfolio: Service
Class - Q
                                10.000000           12.914475          29.14%                   0         1998




Fidelity VIP Growth             12.914475           17.534950          35.78%              33,667         1999
Portfolio: Service
Class - NQ
                                10.000000           12.914475          29.14%                   0         1998




Fidelity VIP High               10.530579           11.255695           6.89%              11,332         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.530579           5.31%                   0         1998




Fidelity VIP High               10.530579           11.255695           6.89%               8,123         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.530579           5.31%                   0         1998




Fidelity VIP Overseas           12.187321           17.171657          40.90%                 722         1999
Portfolio: Service
Class - Q
                                10.000000           12.187321          21.87%                   0         1998




Fidelity VIP Overseas           12.187321           17.171657          40.90%               6,837         1999
Portfolio: Service
Class - NQ
                                10.000000           12.187321          21.87%                   0         1998




Fidelity VIP II                 12.797152           15.712599          22.78%              12,569         1999
Contrafund(R) Portfolio:
Service Class - Q
                                10.000000           12.797152          27.97%                   0         1998




Fidelity VIP II                 12.797152           15.712599          22.78%              25,288         1999
Contrafund(R) Portfolio:
Service Class - NQ
                                10.000000           12.797152          27.97%                   0         1998




Fidelity VIP III Growth         12.309512           12.683293           3.04%               5,188         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.309512          23.10%                   0         1998




Fidelity VIP III Growth         12.309512           12.683293           3.04%              13,511         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.309512          23.10%                   0         1998

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
NSAT Capital                    12.439602           12.829034           3.13%              15,721         1999
Appreciation Fund - Q
                                10.000000           12.439602          24.40%                   0         1998




NSAT Capital                    12.439602           12.829034           3.13%              23,867         1999
Appreciation Fund - NQ
                                10.000000           12.439602          24.40%                   0         1998




NSAT Government Bond             9.853072            9.515930          -3.42%              14,527         1999
Fund - Q
                                10.000000            9.853072          -1.47%                   0         1998




NSAT Government Bond             9.853072            9.515930          -3.42%               7,566         1999
Fund - NQ
                                10.000000            9.853072          -1.47%                   0         1998




NSAT Money Market Fund          10.095781           10.468792           3.69%               7,371         1999
- Q*
                                10.000000           10.095781           0.96%                   0         1998




NSAT Money Market Fund          10.095781           10.468792           3.69%              27,548         1999
- NQ*
                                10.000000           10.095781           0.96%                   0         1998




NSAT Total Return Fund          11.993303           12.684916           5.77%              32,768         1999
- Q
                                10.000000           11.993303          19.93%                   0         1998




NSAT Total Return Fund          11.993303           12.684916           5.77%              33,223         1999
- NQ
                                10.000000           11.993303          19.93%                   0         1998




NSAT Nationwide                 10.677473           10.651741          -0.24%               3,407         1999
Balanced Fund - Q
                                10.000000           10.677473           6.77%                   0         1998




NSAT Nationwide                 10.677473           10.651741          -0.24%               7,053         1999
Balanced Fund - NQ
                                10.000000           10.677473           6.77%                   0         1998


*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.28%.

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          11.846282           13.882376          17.19%               1,139         1999
Income Fund - Q
                                10.000000           11.846282          18.46%                   0         1998




NSAT Nationwide Equity          11.846282           13.882376          17.19%                 673         1999
Income Fund - NQ
                                10.000000           11.846282          18.46%                   0         1998




NSAT Nationwide Global          12.212250           14.846771          21.57%                  62         1999
50 Fund - Q1
                                10.000000           12.212250          22.12%                   0         1998




NSAT Nationwide Global          12.212250           14.846771          21.57%               1,907         1999
50 Fund - NQ(1)
                                10.000000           12.212250          22.12%                   0         1998




NSAT Nationwide High            10.339812           10.552305           2.06%                 278         1999
Income Bond Fund - Q
                                10.000000           10.339812           3.40%                   0         1998




NSAT Nationwide High            10.339812           10.552305           2.06%                 164         1999
Income Bond Fund - NQ
                                10.000000           10.339812           3.40%                   0         1998




NSAT Nationwide Mid Cap         12.253848           14.654661          19.59%                  78         1999
Index Fund-Q(2)
                                10.000000           12.253848          22.54%                   0         1998




NSAT Nationwide Mid Cap         12.253848           14.654661          19.59%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.253848          22.54%                   0         1998




NSAT Nationwide Multi           10.245831           10.290756           0.44%                 439         1999
Sector Bond Fund - Q
                                10.000000           10.245831           2.46%                   0         1998




NSAT Nationwide Multi           10.245831           10.290756           0.44%               1,042         1999
Sector Bond Fund - NQ
                                10.000000           10.245831           2.46%                   0         1998



(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           10.000000           20.352098         103.52%                  16         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.352098         103.52%                   0         1999
Cap Growth Fund - NQ(1)


NSAT Nationwide Small           12.964349           16.391038          26.43%                 326         1999
Cap Value Fund - Q
                                10.000000           12.964349          29.64%                   0         1998




NSAT Nationwide Small           12.964349           16.391038          26.43%               2,006         1999
Cap Value Fund - NQ
                                10.000000           12.964349          29.64%                   0         1998




NSAT Nationwide Small           12.123056           17.267747          42.44%               2,392         1999
Company Fund - Q
                                10.000000           12.123056          21.23%                   0         1998




NSAT Nationwide Small           12.123056           17.267747          42.44%               1,126         1999
Company Fund - NQ
                                10.000000           12.123056          21.23%                   0         1998




NSAT Nationwide                 12.668723           23.148836          82.72%               2,519         1999
Strategic Growth Fund -
Q
                                10.000000           12.668723          26.69%                   0         1998




NSAT Nationwide                 12.668723           23.148836          82.72%               3,783         1999
Strategic Growth Fund -
NQ
                                10.000000           12.668723          26.69%                   0         1998




(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT            12.887023           14.648600          13.67%               2,098         1999
Guardian Portfolio - NQ
                                10.000000           12.887023          28.87%                   0         1998




Neuberger Berman AMT            14.077949           21.426404          52.20%                 817         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.077949          40.78%                   0         1998




Neuberger Berman AMT            14.077949           21.426404          52.20%               2,820         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.077949          40.78%                   0         1998




Neuberger Berman AMT            11.858021           12.591929           6.19%               3,378         1999
Partners Portfolio - Q
                                10.000000           11.858021          18.58%                   0         1998




Neuberger Berman AMT            11.858021           12.591929           6.19%               3,470         1999
Partners Portfolio - NQ
                                10.000000           11.858021          18.58%                   0         1998




Oppenheimer Variable            13.191805           23.954947          81.59%               2,681         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.191805          31.92%                   0         1998




Oppenheimer Variable            13.191805           23.954947          81.59%               7,186         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.191805          31.92%                   0         1998




Oppenheimer Variable            13.244991           18.556149          40.10%               9,317         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q(2)
                                10.000000           13.244991          32.45%                   0         1998



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            13.244991           18.556149          40.10%               8,168         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.244991          32.45%                   0         1998




Oppenheimer Variable            12.340636           14.854438          20.37%               6,431         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.340636          23.41%                   0         1998




Oppenheimer Variable            12.340636           14.854438          20.37%              11,182         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.340636          23.41%                   0         1998




The Universal                   11.395495           14.580968          27.95%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.395495          13.95%                   0         1998




The Universal                   11.395495           14.580968          27.95%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.395495          13.95%                   0         1998


(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

---------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide               12.634284           25.026598          98.08%                  64         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.634284          26.34%                   0         1998




Van Eck Worldwide               12.634284           25.026598          98.08%                  50         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.634284          26.34%                   0         1998


Van Eck Worldwide                9.918535           11.869689          19.67%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.918535          -0.81%                   0         1998


Van Eck Worldwide                9.918535           11.869689          19.67%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.918535          -0.81%                   0         1998


Van Kampen Life                 10.411332            9.949557          -4.44%                 987         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.411332           4.11%                   0         1998


Van Kampen Life                 10.411332            9.949557          -4.44%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.411332           4.11%                   0         1998



Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)
                  (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD
American Century                12.513926           14.599165          16.66%                 108         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.513926          25.14%                   0         1998


American Century                12.513926           14.599165          16.66%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.513926          25.14%                   0         1998


American Century                12.060517           19.557409          62.16%                 238         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.060517          20.61%                   0         1998


American Century                12.060517           19.557409          62.16%               1,215         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.060517          20.61%                   0         1998


American Century                11.278389           11.053935          -1.99%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.278389          12.78%                   0         1998


American Century                11.278389           11.053935          -1.99%                 334         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.278389          12.78%                   0         1998


Dreyfus Investment              10.000000           12.891928          28.92%                   0         1999
Portfolios - European
Equity Portfolio - Q


Dreyfus Investment              10.000000           12.891928          28.92%                   0         1999
Portfolios - European
Equity Portfolio - NQ


The Dreyfus Socially            12.783289           16.437396          28.59%               1,671         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.783289          27.83%                   0         1998


UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD
The Dreyfus Socially            12.783289           16.437396          28.59%               4,361         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.783289          27.83%                   0         1998




Dreyfus Stock Index             12.462691           14.857773          19.22%               8,746         1999
Fund, Inc. - Q
                                10.000000           12.462691          24.63%                   0         1998




Dreyfus Stock Index             12.462691           14.857773          19.22%              13,688         1999
Fund, Inc. - NQ
                                10.000000           12.462691          24.63%                   0         1998




Dreyfus Variable                12.388419           13.648909          10.17%               1,585         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.388419          23.88%                   0         1998




Dreyfus Variable                12.388419           13.648909          10.17%               4,871         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.388419          23.88%                   0         1998




Federated Insurance             10.000000            9.793677          -2.06%                   0         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.793677          -2.06%               3,409         1999
Series - Federated
Quality Bond Fund II - NQ




Fidelity VIP                    11.808307           12.402631           5.03%                 648         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.808307          18.08%                   0         1998




Fidelity VIP                    11.808307           12.402631           5.03%               5,161         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.808307          18.08%                   0         1998


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD
Fidelity VIP Growth             12.912859           17.523903          35.71%               1,751         1999
Portfolio: Service
Class - Q
                                10.000000           12.912859          29.13%                   0         1998




Fidelity VIP Growth             12.912859           17.523903          35.71%               8,532         1999
Portfolio: Service
Class - NQ
                                10.000000           12.912859          29.13%                   0         1998




Fidelity VIP High               10.529250           11.248584           6.83%                   0         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.529250           5.29%                   0         1998




Fidelity VIP High               10.529250           11.248584           6.83%               3,763         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.529250           5.29%                   0         1998




Fidelity VIP Overseas           12.185792           17.160838          40.83%                   0         1999
Portfolio: Service
Class - Q
                                10.000000           12.185792          21.86%                   0         1998




Fidelity VIP Overseas           12.185792           17.160838          40.83%                  28         1999
Portfolio: Service
Class - NQ
                                10.000000           12.185792          21.86%                   0         1998




Fidelity VIP II                 12.795546           15.702687          22.72%               3,529         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.795546          27.96%                   0         1998




Fidelity VIP II                 12.795546           15.702687          22.72%               5,228         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.795546          27.96%                   0         1998




Fidelity VIP III Growth         12.307964           12.675276           2.98%                 242         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.307964          23.08%                   0         1998




Fidelity VIP III Growth         12.307964           12.675276           2.98%               4,917         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.307964          23.08%                   0         1998

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD
NSAT Capital                    12.438039           12.820934           3.08%               3,353         1999
Appreciation Fund - Q
                                10.000000           12.438039          24.38%                   0         1998




NSAT Capital                    12.438039           12.820934           3.08%               7,442         1999
Appreciation Fund - NQ
                                10.000000           12.438039          24.38%                   0         1998




NSAT Government Bond             9.851828            9.509925          -3.47%                 151         1999
Fund - Q
                                10.000000            9.851828          -1.48%                   0         1998




NSAT Government Bond             9.851828            9.509925          -3.47%              10,380         1999
Fund - NQ
                                10.000000            9.851828          -1.48%                   0         1998




NSAT Money Market Fund          10.094495           10.462170           3.64%               2,031         1999
- Q*
                                10.000000           10.094495           0.94%                   0         1998




NSAT Money Market Fund          10.094495           10.462170           3.64%               2,358         1999
- NQ*
                                10.000000           10.094495           0.94%                   0         1998




NSAT Total Return Fund          11.991803           12.676933           5.71%               2,576         1999
- Q
                                10.000000           11.991803          19.92%                   0         1998




NSAT Total Return Fund          11.991803           12.676933           5.71%               6,477         1999
- NQ
                                10.000000           11.991803          19.92%                   0         1998




NSAT Nationwide                 10.676123           10.645005          -0.29%                   0         1999
Balanced Fund - Q
                                10.000000           10.676123           6.76%                   0         1998




NSAT Nationwide                 10.676123           10.645005          -0.29%                   0         1999
Balanced Fund - NQ
                                10.000000           10.676123           6.76%                   0         1998



*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.23%.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD
NSAT Nationwide Equity          11.844786           13.873607          17.13%                   0         1999
Income Fund - Q
                                10.000000           11.844786          18.45%                   0         1998




NSAT Nationwide Equity          11.844786           13.873607          17.13%                 835         1999
Income Fund - NQ
                                10.000000           11.844786          18.45%                   0         1998




NSAT Nationwide Global          12.210713           14.837408          21.51%                 783         1999
50 Fund - Q(1)
                                10.000000           12.210713          22.11%                   0         1998




NSAT Nationwide Global          12.210713           14.837408          21.51%                 277         1999
50 Fund - NQ(1)
                                10.000000           12.210713          22.11%                   0         1998




NSAT Nationwide High            10.338506           10.545637           2.00%                   0         1999
Income Bond Fund - Q
                                10.000000           10.338506           3.39%                   0         1998




NSAT Nationwide High            10.338506           10.545637           2.00%                   0         1999
Income Bond Fund - NQ
                                10.000000           10.338506           3.39%                   0         1998




NSAT Nationwide Mid Cap         12.252304           14.645409          19.53%                   0         1999
Index Fund-Q(2)
                                10.000000           12.252304          22.52%                   0         1998




NSAT Nationwide Mid Cap         12.252304           14.645409          19.53%                  30         1999
Index Fund- NQ(2)
                                10.000000           12.252304          22.52%                   0         1998




NSAT Nationwide Multi           10.244538           10.284262           0.39%                   0         1999
Sector Bond Fund - Q
                                10.000000           10.244538           2.45%                   0         1998




NSAT Nationwide Multi           10.244538           10.284262           0.39%               2,287         1999
Sector Bond Fund - NQ
                                10.000000           10.244538           2.45%                   0         1998



(1) Formerly, NSAT Nationwide Global Equity Fund.

(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD
NSAT Nationwide Small           10.000000           20.345317         103.45%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.345317         103.45%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.962717           16.380692          26.37%                   0         1999
Cap Value Fund - Q
                                10.000000           12.962717          29.63%                   0         1998




NSAT Nationwide Small           12.962717           16.380692          26.37%               1,583         1999
Cap Value Fund - NQ
                                10.000000           12.962717          29.63%                   0         1998




NSAT Nationwide Small           12.121529           17.256864          42.37%                   0         1999
Company Fund - Q
                                10.000000           12.121529          21.22%                   0         1998




NSAT Nationwide Small           12.121529           17.256864          42.37%               6,650         1999
Company Fund - NQ
                                10.000000           12.121529          21.22%                   0         1998




NSAT Nationwide                 12.667131           23.134244          82.63%                   4         1999
Strategic Growth Fund - Q
                                10.000000           12.667131          26.67%                   0         1998




NSAT Nationwide                 12.667131           23.134244          82.63%                   0         1999
Strategic Growth Fund -
NQ
                                10.000000           12.667131          26.67%                   0         1998




(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD

Neuberger Berman AMT            12.885403           14.639366          13.61%                 562         1999
Guardian Portfolio - Q
                                10.000000           12.885403          28.85%                   0         1998




Neuberger Berman AMT            12.885403           14.639366          13.61%                 682         1999
Guardian Portfolio - NQ
                                10.000000           12.885403          28.85%                   0         1998




Neuberger Berman AMT            14.076184           21.412911          52.12%                 196         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.076184          40.76%                   0         1998




Neuberger Berman AMT            14.076184           21.412911          52.12%                   0         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.076184          40.76%                   0         1998




Neuberger Berman AMT            11.856528           12.583972           6.14%               1,898         1999
Partners Portfolio - Q
                                10.000000           11.856528          18.57%                   0         1998




Neuberger Berman AMT            11.856528           12.583972           6.14%                   0         1999
Partners Portfolio - NQ
                                10.000000           11.856528          18.57%                   0         1998




Oppenheimer Variable            13.190143           23.939845          81.50%               1,649         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.190143          31.90%                   0         1998




Oppenheimer Variable            13.190143           23.939845          81.50%                 219         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.190143          31.90%                   0         1998




Oppenheimer Variable            13.243332           18.544459          40.03%                 273         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q(2)
                                10.000000           13.243332          32.43%                   0         1998



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD

Oppenheimer Variable            13.243332           18.544459          40.03%               4,930         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - NQ(1)
                                10.000000           13.243332          32.43%                   0         1998




Oppenheimer Variable            12.339083           14.845060          20.31%               2,081         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA - Q(2)
                                10.000000           12.339083          23.39%                   0         1998




Oppenheimer Variable            12.339083           14.845060          20.31%               2,789         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA  - NQ(2)
                                10.000000           12.339083          23.39%                   0         1998




The Universal                   11.394055           14.571756          27.01%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.394055          13.94%                   0         1998




The Universal                   11.394055           14.571756          27.01%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.394055          13.94%                   0         1998



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income
    Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging
    Markets Debt Portfolio.

UNDERLYING MUTUAL FUND        ACCUMULATION UNIT  ACCUMULATION UNIT  PERCENT CHANGE IN  NUMBER OF          YEAR
                              VALUE AT           VALUE AT END OF    ACCUMULATION UNIT  ACCUMULATION
                              BEGINNING OF       PERIOD             VALUE              UNITS AT END OF
                              PERIOD                                                   PERIOD

Van Eck Worldwide               12.632701           25.010854          97.99%                 165         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.632701          26.33%                   0         1998




Van Eck Worldwide               12.632701           25.010854          97.99%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.632701          26.33%                   0         1998




Van Eck Worldwide                9.917280           11.862189          19.61%                 319         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.917280           0.83%                   0         1998




Van Eck Worldwide                9.917280           11.862189          19.61%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.917280           0.83%                   0         1998




Van Kampen Life                 10.410018            9.943271          -4.48%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.410018           4.10%                   0         1998




Van Kampen Life                 10.410018            9.943271          -4.48%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.410018           4.10%                   0         1998



Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
                  (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
American Century                12.431326           14.495483          16.60%               6,366         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.431326          24.31%                   0         1998




American Century                12.431326           14.495483          16.60%               3,669         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.431326          24.31%                   0         1998




American Century                10.904652           17.674116          62.08%               3,355         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           10.904652           9.05%                   0         1998




American Century                10.904652           17.674116          62.08%               3,586         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           10.904652           9.05%                   0         1998




American Century                11.497731           11.263216          -2.04%               2,403         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.497731          14.98%                   0         1998




American Century                11.497731           11.263216          -2.04%               1,203         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.497731          14.98%                   0         1998




Dreyfus Investment              10.000000           12.890242          28.90%                   4         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.890242          28.90%                   4         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.758878           16.397708          28.52%              13,289         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.758878          27.59%                   0         1998



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

The Dreyfus Socially            12.758878           16.397708          28.52%               4,992         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.758878          27.59%                   0         1998




Dreyfus Stock Index             12.367188           14.736468          19.16%              59,071         1999
Fund, Inc. - Q
                                10.000000           12.367188          23.67%                   0         1998




Dreyfus Stock Index             12.367188           14.736468          19.16%              27,321         1999
Fund, Inc. - NQ
                                10.000000           12.367188          23.67%                   0         1998




Dreyfus Variable                12.207586           13.442893          10.12%               8,970         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.207586          22.08%                   0         1998




Dreyfus Variable                12.207586           13.442893          10.12%               2,553         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.207586          22.08%                   0         1998




Federated Insurance             10.000000            9.790385          -2.10%                 968         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.790385          -2.10%                 310         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.850451           12.440601           4.98%              11,873         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.850451          18.50%                   0         1998




Fidelity VIP                    11.850451           12.440601           4.98%               8,503         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.850451          18.50%                   0         1998


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

Fidelity VIP Growth             13.015101           17.653733          35.64%              32,098         1999
Portfolio: Service
Class - Q
                                10.000000           13.015101          30.15%                   0         1998




Fidelity VIP Growth             13.015101           17.653733          35.64%              19,070         1999
Portfolio: Service
Class - NQ
                                10.000000           13.015101          30.15%                   0         1998




Fidelity VIP High               10.384114           11.087928           6.78%               5,437         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.384114           3.84%                   0         1998




Fidelity VIP High               10.384114           11.087928           6.78%               2,342         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.384114           3.84%                   0         1998




Fidelity VIP Overseas           11.296846           15.900927          40.76%               3,366         1999
Portfolio: Service
Class - Q
                                10.000000           11.296846          12.97%                   0         1998




Fidelity VIP Overseas           11.296846           15.900927          40.76%               2,472         1999
Portfolio: Service
Class - NQ
                                10.000000           11.296846          12.97%                   0         1998




Fidelity VIP II                 12.602507           15.457984          22.66%              17,988         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.602507          26.03%                   0         1998




Fidelity VIP II                 12.602507           15.457984          22.66%              14,065         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.602507          26.03%                   0         1998




Fidelity VIP III Growth         12.421717           12.785984           2.93%               6,954         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.421717          24.22%                   0         1998




Fidelity VIP III Growth         12.421717           12.785984           2.93%               5,560         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.421717          24.22%                   0         1998



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

NSAT Capital                    12.392954           12.767993           3.03%              26,101         1999
Appreciation Fund - Q
                                10.000000           12.392954          23.93%                   0         1998




NSAT Capital                    12.392954           12.767993           3.03%               6,688         1999
Appreciation Fund - NQ
                                10.000000           12.392954          23.93%                   0         1998




NSAT Government Bond            10.174058            9.816007          -3.52%               3,655         1999
Fund - Q
                                10.000000           10.174058           1.74%                   0         1998




NSAT Government Bond            10.174058            9.816007          -3.52%               6,828         1999
Fund - NQ
                                10.000000           10.174058           1.74%                   0         1998




NSAT Money Market Fund          10.126097           10.489614           3.59%              25,530         1999
- Q*
                                10.000000           10.126097           1.26%                   0         1998




NSAT Money Market Fund          10.126097           10.489614           3.59%               4,617         1999
- NQ*
                                10.000000           10.126097           1.26%                   0         1998




NSAT Total Return Fund          11.968910           12.646339           5.66%              37,667         1999
- Q
                                10.000000           11.968910          19.69%                   0         1998




NSAT Total Return Fund          11.968910           12.646339           5.66%              11,345         1999
- NQ
                                10.000000           11.968910          19.69%                   0         1998




NSAT Nationwide                 10.772545           10.735723          -0.34%               5,562         1999
Balanced Fund - Q
                                10.000000           10.772545           7.73%                   0         1998




NSAT Nationwide                 10.772545           10.735723          -0.34%               3,978         1999
Balanced Fund - NQ
                                10.000000           10.772545           7.73%                   0         1998




*The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was
4.18%.



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

NSAT Nationwide Equity          11.927845           13.963829          17.07%               1,275         1999
Income Fund - Q
                                10.000000           11.927845          19.28%                   0         1998




NSAT Nationwide Equity          11.927845           13.963829          17.07%                 279         1999
Income Fund - NQ
                                10.000000           11.927845          19.28%                   0         1998




NSAT Nationwide Global          11.747364           14.267173          21.45%               1,239         1999
50 Fund - Q(1)
                                10.000000           11.747364          17.47%                   0         1998




NSAT Nationwide Global          11.747364           14.267173          21.45%                 716         1999
50 Fund - NQ(1)
                                10.000000           11.747364          17.47%                   0         1998




NSAT Nationwide High            10.558563           10.764664           1.95%               1,611         1999
Income Bond Fund - Q
                                10.000000           10.558563           5.59%                   0         1998




NSAT Nationwide High            10.558563           10.764664           1.95%                 399         1999
Income Bond Fund - NQ
                                10.000000           10.558563           5.59%                   0         1998




NSAT Nationwide Mid Cap         12.257790           14.644558          19.47%                 591         1999
Index Fund-Q(2)
                                10.000000           12.257790          22.58%                   0         1998




NSAT Nationwide Mid Cap         12.257790           14.644558          19.47%               2,148         1999
Index Fund- NQ(2)
                                10.000000           12.257790          22.58%                   0         1998




NSAT Nationwide Multi           10.475252           10.510552           0.34%                   8         1999
Sector Bond Fund - Q
                                10.000000           10.475252           4.75%                   0         1998




NSAT Nationwide Multi           10.475252           10.510552           0.34%               1,528         1999
Sector Bond Fund - NQ
                                10.000000           10.475252           4.75%                   0         1998





(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.338511         103.39%                 259         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.338511         103.39%                 550         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.586199           15.896867          26.30%               2,593         1999
Cap Value Fund - Q
                                10.000000           12.586199          25.86%                   0         1998




NSAT Nationwide Small           12.586199           15.896867          26.30%               3,985         1999
Cap Value Fund - NQ
                                10.000000           12.586199          25.86%                   0         1998




NSAT Nationwide Small           12.016781           17.099098          42.29%               1,372         1999
Company Fund - Q
                                10.000000           12.016781          20.17%                   0         1998




NSAT Nationwide Small           12.016781           17.099098          42.29%                 718         1999
Company Fund - NQ
                                10.000000           12.016781          20.17%                   0         1998




NSAT Nationwide                 12.463581           22.750997          82.54%               1,256         1999
Strategic Growth Fund - Q
                                10.000000           12.463581          24.64%                   0         1998




NSAT Nationwide                 12.463581           22.750997          82.54%               1,581         1999
Strategic Growth Fund -
NQ
                                10.000000           12.463581          24.64%                   0         1998



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

Neuberger Berman AMT            12.307946           13.976229          13.55%                 629         1999
Guardian Portfolio - Q
                                10.000000           12.307946          23.08%                   0         1998




Neuberger Berman AMT            12.307946           13.976229          13.55%                 464         1999
Guardian Portfolio - NQ
                                10.000000           12.307946          23.08%                   0         1998




Neuberger Berman AMT            13.702754           20.834304          52.04%               3,981         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           13.702754          37.03%                   0         1998




Neuberger Berman AMT            13.702754           20.834304          52.04%               2,641         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           13.702754          37.03%                   0         1998




Neuberger Berman AMT            11.821068           12.539993           6.08%               1,177         1999
Partners Portfolio - Q
                                10.000000           11.821068          18.21%                   0         1998




Neuberger Berman AMT            11.821068           12.539993           6.08%               1,352         1999
Partners Portfolio - NQ
                                10.000000           11.821068          18.21%                   0         1998




Oppenheimer Variable            12.961315           23.512658          81.41%               7,841         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           12.961315          29.61%                   0         1998




Oppenheimer Variable            12.961315           23.512658          81.41%               2,379         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           12.961315          29.61%                   0         1998




Oppenheimer Variable            12.752843           17.848621          39.96%              11,012         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q(2)
                                10.000000           12.752843          27.53%                   0         1998




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
Oppenheimer Variable           112.752843           17.848621          39.96%               5,961         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           12.752843          27.53%                   0         1998




Oppenheimer Variable            12.149185           14.609212          20.25%              10,894         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.149185          21.49%                   0         1998




Oppenheimer Variable            12.149185           14.609212          20.25%               7,664         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.149185          21.49%                   0         1998




The Universal                   11.400149           14.572201          27.82%                 285         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.400149          14.00%                   0         1998




The Universal                   11.400149           14.572201          27.82%                 103         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.400149          14.00%                   0         1998




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.



UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF         YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD

Van Eck Worldwide               12.101814           23.947713          97.89%                 818         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.101814          21.02%                   0         1998




Van Eck Worldwide               12.101814           23.947713          97.89%               1,036         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.101814          21.02%                   0         1998




Van Eck Worldwide               10.581149           12.649846          19.55%                  64         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000           10.581149           5.81%                   0         1998




Van Eck Worldwide               10.581149           12.649846          19.55%                 459         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000           10.581149           5.81%                   0         1998




Van Kampen Life                 10.740684           10.253920          -4.53%                 108         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.740684           7.41%                   0         1998




Van Kampen Life                 10.740684           10.253920          -4.53%               1,076         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.740684           7.41%                   0         1998





Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                  (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


American Century                12.429254           14.485724          16.55%               3,784         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.429254          24.29%                   0         1998




American Century                12.429254           14.485724          16.55%               5,709         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.429254          24.29%                   0         1998




American Century                10.902825           17.662250          62.00%               4,237         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           10.902825           9.03%                   0         1998




American Century                10.902825           17.662250          62.00%               1,114         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           10.902825           9.03%                   0         1998




American Century                11.495807           11.255628          -2.09%                 393         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.495807          14.96%                   0         1998




American Century                11.495807           11.255628          -2.09%               1,166         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.495807          14.96%                   0         1998




Dreyfus Investment              10.000000           12.888550          28.89%                  85         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.888550          28.89%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.756741           16.386683          28.46%               7,517         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.756741          27.57%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


The Dreyfus Socially            12.756741           16.386683          28.46%               2,666         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.756741          27.57%                   0         1998




Dreyfus Stock Index             12.365124           14.726559          19.10%              39,966         1999
Fund, Inc. - Q
                                10.000000           12.365124          23.65%                   0         1998




Dreyfus Stock Index             12.365124           14.726559          19.10%              23,767         1999
Fund, Inc. - NQ
                                10.000000           12.365124          23.65%                   0         1998




Dreyfus Variable                12.205549           13.433832          10.06%               4,732         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.205549          22.06%                   0         1998




Dreyfus Variable                12.205549           13.433832          10.06%                 863         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.205549          22.06%                   0         1998




Federated Insurance             10.000000            9.787093          -2.13%                 354         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.787093          -2.13%                  94         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.848469           12.432231           4.93%              11,049         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.848469          18.48%                   0         1998




Fidelity VIP                    11.848469           12.432231           4.93%               6,075         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.848469          18.48%                   0         1998

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             13.012933           17.641868          35.57%              23,336         1999
Portfolio: Service
Class - Q
                                10.000000           13.012933          30.13%                   0         1998




Fidelity VIP Growth             13.012933           17.641868          35.57%              14,779         1999
Portfolio: Service
Class - NQ
                                10.000000           13.012933          30.13%                   0         1998




Fidelity VIP High               10.382374           11.080460           6.72%               2,229         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.382374           3.82%                   0         1998




Fidelity VIP High               10.382374           11.080460           6.72%                 925         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.382374           3.82%                   0         1998




Fidelity VIP Overseas           11.294949           15.890221          40.68%               1,115         1999
Portfolio: Service
Class - Q
                                10.000000           11.294949          12.95%                   0         1998




Fidelity VIP Overseas           11.294949           15.890221          40.68%                 466         1999
Portfolio: Service
Class - NQ
                                10.000000           11.294949          12.95%                   0         1998




Fidelity VIP II                 12.600399           15.447579          22.60%              15,619         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.600399          26.00%                   0         1998




Fidelity VIP II                 12.600399           15.447579          22.60%               5,804         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.600399          26.00%                   0         1998




Fidelity VIP III Growth         12.419643           12.777351           2.88%               2,873         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.419643          24.20%                   0         1998




Fidelity VIP III Growth         12.419643           12.777351           2.88%               2,752         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.419643          24.20%                   0         1998


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    12.390885           12.759401           2.97%              21,882         1999
Appreciation Fund - Q
                                10.000000           12.390885          23.91%                   0         1998




NSAT Capital                    12.390885           12.759401           2.97%              10,410         1999
Appreciation Fund - NQ
                                10.000000           12.390885          23.91%                   0         1998




NSAT Government Bond            10.172348            9.809384          -3.57%               4,591         1999
Fund - Q
                                10.000000           10.172348           1.72%                   0         1998




NSAT Government Bond            10.172348            9.809384          -3.57%               2,718         1999
Fund - NQ
                                10.000000           10.172348           1.72%                   0         1998




NSAT Money Market Fund          10.124383           10.482530           3.54%              32,190         1999
- Q*
                                10.000000           10.124383           1.24%                   0         1998




NSAT Money Market Fund          10.124383           10.482530           3.54%               4,755         1999
- NQ*
                                10.000000           10.124383           1.24%                   0         1998




NSAT Total Return Fund          11.966903           12.637807           5.61%              21,515         1999
- Q
                                10.000000           11.966903          19.67%                   0         1998




NSAT Total Return Fund          11.966903           12.637807           5.61%               8,711         1999
- NQ
                                10.000000           11.966903          19.67%                   0         1998




NSAT Nationwide                 10.770735           10.728485          -0.39%                 659         1999
Balanced Fund - Q
                                10.000000           10.770735           7.71%                   0         1998




NSAT Nationwide                 10.770735           10.728485          -0.39%               1,494         1999
Balanced Fund - NQ
                                10.000000           10.770735           7.71%                   0         1998




* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.13%.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Equity          11.925844           13.954430          17.01%                 118         1999
Income Fund - Q
                                10.000000           11.925844          19.26%                   0         1998




NSAT Nationwide Equity          11.925844           13.954430          17.01%                 593         1999
Income Fund - NQ
                                10.000000           11.925844          19.26%                   0         1998




NSAT Nationwide Global          11.745400           14.257588          21.39%                 534         1999
50 Fund - Q(1)
                                10.000000           11.745400          17.45%                   0         1998




NSAT Nationwide Global          11.745400           14.257588          21.39%                 234         1999
50 Fund - NQ(1)
                                10.000000           11.745400          17.45%                   0         1998




NSAT Nationwide High            10.556787           10.757403           1.90%                   0         1999
Income Bond Fund - Q
                                10.000000           10.556787           5.57%                   0         1998




NSAT Nationwide High            10.556787           10.757403           1.90%                 889         1999
Income Bond Fund - NQ
                                10.000000           10.556787           5.57%                   0         1998




NSAT Nationwide Mid Cap         12.255745           14.634711          19.41%                  80         1999
Index Fund-Q(2)
                                10.000000           12.255745          22.56%                   0         1998




NSAT Nationwide Mid Cap         12.255745           14.634711          19.41%                 641         1999
Index Fund- NQ(2)
                                10.000000           12.255745          22.56%                   0         1998




NSAT Nationwide Multi           10.473496           10.503468           0.29%                 182         1999
Sector Bond Fund - Q
                                10.000000           10.473496           4.73%                   0         1998




NSAT Nationwide Multi           10.473496           10.503468           0.29%                 768         1999
Sector Bond Fund - NQ
                                10.000000           10.473496           4.73%                   0         1998




(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.331712         103.32%                 681         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.331712         103.32%                  48         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.584102           15.886176          26.24%                 610         1999
Cap Value Fund - Q
                                10.000000           12.584102          25.84%                   0         1998




NSAT Nationwide Small           12.584102           15.886176          26.24%                 136         1999
Cap Value Fund - NQ
                                10.000000           12.584102          25.84%                   0         1998




NSAT Nationwide Small           12.014774           17.087592          42.22%               3,094         1999
Company Fund - Q
                                10.000000           12.014774          20.15%                   0         1998




NSAT Nationwide Small           12.014774           17.087592          42.22%                 594         1999
Company Fund - NQ
                                10.000000           12.014774          20.15%                   0         1998




NSAT Nationwide                 12.461498           22.735718          82.45%               2,266         1999
Strategic Growth Fund -
Q
                                10.000000           12.461498          24.61%                   0         1998




NSAT Nationwide                 12.461498           22.735718          82.45%                 801         1999
Strategic Growth Fund -
NQ
                                10.000000           12.461498          24.61%                   0         1998




NSAT Nationwide                 12.475236           11.941061          -4.28%                   0         1999
Strategic Value Fund - Q
                                10.000000           12.475236          24.75%                   0         1998
                                                                                                          1997




NSAT Nationwide                 12.475236           11.941061          -4.28%                 342         1999
Strategic Value Fund -
NQ


                                10.000000           12.475236          24.75%                   0         1998

(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Neuberger Berman AMT            12.305897           13.966839          13.50%               1,594         1999
Guardian Portfolio - Q
                                10.000000           12.305897          23.06%                   0         1998




Neuberger Berman AMT            12.305897           13.966839          13.50%                 435         1999
Guardian Portfolio - NQ
                                10.000000           12.305897          23.06%                   0         1998




Neuberger Berman AMT            13.700471           20.820318          51.97%               1,848         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           13.700471          37.00%                   0         1998




Neuberger Berman AMT            13.700471           20.820318          51.97%                 552         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           13.700471          37.00%                   0         1998




Neuberger Berman AMT            11.819096           12.531553           6.03%               2,103         1999
Partners Portfolio - Q
                                10.000000           11.819096          18.19%                   0         1998




Neuberger Berman AMT            11.819096           12.531553           6.03%                 784         1999
Partners Portfolio - NQ
                                10.000000           11.819096          18.19%                   0         1998




Oppenheimer Variable            12.959156           23.496887          81.31%               3,914         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           12.959156          29.59%                   0         1998




Oppenheimer Variable            12.959156           23.496887          81.31%               1,153         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           12.959156          29.59%                   0         1998




Oppenheimer Variable            12.750719           17.836627          39.89%               5,010         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(2)
                                10.000000           12.750719          27.51%                   0         1998




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

(2)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            12.750719           17.836627          39.89%               1,959         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           12.750719          27.51%                   0         1998


Oppenheimer Variable            12.147153           14.599387          20.19%               4,444         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.147153          21.47%                   0         1998




Oppenheimer Variable            12.147153           14.599387          20.19%               2,709         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.147153          21.47%                   0         1998




The Universal                   11.398245           14.562396          27.76%                  55         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.398245          13.98%                   0         1998




The Universal                   11.398245           14.562396          27.76%                   3         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.398245          13.98%                   0         1998





(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.099788           23.931619          97.79%               1,245         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.099788          21.00%                   0         1998




Van Eck Worldwide               12.099788           23.931619          97.79%                 345         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.099788          21.00%                   0         1998




Van Eck Worldwide               10.579367           12.641312          19.49%                  57         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000           10.579367           5.79%                   0         1998




Van Eck Worldwide               10.579367           12.641312          19.49%                  35         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000           10.579367           5.79%                   0         1998




Van Kampen Life                 10.738882           10.247016          -4.58%                 129         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.738882           7.39%                   0         1998




Van Kampen Life                 10.738882           10.247016          -4.58%                  42         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.738882           7.39%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)
                  (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.427175           14.475981          16.49%                  14         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.427175          24.27%                   0         1998




American Century                12.427175           14.475981          16.49%                 154         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.427175          24.27%                   0         1998




American Century                10.901004           17.650383          61.92%               1,265         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           10.901004           9.01%                   0         1998




American Century                10.901004           17.650383          61.92%                 569         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           10.901004           9.01%                   0         1998




American Century                11.493876           11.248045          -2.14%                   2         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.493876          14.94%                   0         1998




American Century                11.493876           11.248045          -2.14%                  74         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.493876          14.94%                   0         1998




Dreyfus Investment              10.000000           12.886864          28.87%                  67         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.886864          28.87%                 159         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.754610           16.375662          28.39%                 835         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.754610          27.55%                   0         1998


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



The Dreyfus Socially            12.754610           16.375662          28.39%                 274         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.754610          27.55%                   0         1998




Dreyfus Stock Index             12.363055           14.716647          19.04%               6,801         1999
Fund, Inc. - Q
                                10.000000           12.363055          23.63%                   0         1998




Dreyfus Stock Index             12.363055           14.716647          19.04%               1,924         1999
Fund, Inc. - NQ
                                10.000000           12.363055          23.63%                   0         1998




Dreyfus Variable                12.203505           13.424790          10.01%               1,610         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.203505          22.04%                   0         1998




Dreyfus Variable                12.203505           13.424790          10.01%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.203505          22.04%                   0         1998




Federated Insurance             10.000000            9.783812          -2.16%                 141         1999
Series - Federated
Quality  Bond Fund II - Q





Federated Insurance             10.000000            9.783812          -2.16%                  12         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.846486           12.423854           4.87%                 181         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.846486          18.46%                   0         1998




Fidelity VIP                    11.846486           12.423854           4.87%               1,226         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.846486          18.46%                   0         1998


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Fidelity VIP Growth             13.010755           17.630000          35.50%               6,094         1999
Portfolio: Service
Class - Q
                                10.000000           13.010755          30.11%                   0         1998




Fidelity VIP Growth             13.010755           17.630000          35.50%                 846         1999
Portfolio: Service
Class - NQ
                                10.000000           13.010755          30.11%                   0         1998




Fidelity VIP High               10.380632           11.072984           6.67%                   0         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.380632           3.81%                   0         1998




Fidelity VIP High               10.380632           11.072984           6.67%                 654         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.380632           3.81%                   0         1998




Fidelity VIP Overseas           11.293057           15.879549          40.61%                 191         1999
Portfolio: Service
Class - Q
                                10.000000           11.293057          12.93%                   0         1998




Fidelity VIP Overseas           11.293057           15.879549          40.61%                  84         1999
Portfolio: Service
Class - NQ
                                10.000000           11.293057          12.93%                   0         1998




Fidelity VIP II                 12.598299           15.437189          22.53%               2,450         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.598299          25.98%                   0         1998




Fidelity VIP II                 12.598299           15.437189          22.53%                 489         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.598299          25.98%                   0         1998




Fidelity VIP III Growth         12.417568           12.768758           2.83%                 547         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.417568          24.18%                   0         1998




Fidelity VIP III Growth         12.417568           12.768758           2.83%                 143         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.417568          24.18%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Capital                    12.388810           12.750810           2.92%               2,082         1999
Appreciation Fund - Q
                                10.000000           12.388810          23.89%                   0         1998




NSAT Capital                    12.388810           12.750810           2.92%                 542         1999
Appreciation Fund - NQ
                                10.000000           12.388810          23.89%                   0         1998




NSAT Government Bond            10.170644            9.802780          -3.62%               3,686         1999
Fund - Q
                                10.000000           10.170644           1.71%                   0         1998




NSAT Government Bond            10.170644            9.802780          -3.62%                 419         1999
Fund - NQ
                                10.000000           10.170644           1.71%                   0         1998




NSAT Money Market Fund          10.122671           10.475448           3.49%                  11         1999
- Q*
                                10.000000           10.122671           1.23%                   0         1998


NSAT Money Market Fund          10.122671           10.475448           3.49%                  24         1999
- NQ*
                                10.000000           10.122671           1.23%                   0         1998


NSAT Total Return Fund          11.964909           12.629301           5.55%               2,856         1999
- Q
                                10.000000           11.964909          19.65%                   0         1998




NSAT Total Return Fund          11.964909           12.629301           5.55%               1,227         1999
- NQ
                                10.000000           11.964909          19.65%                   0         1998




NSAT Nationwide                 10.768931           10.721257          -0.44%                  16         1999
Balanced Fund - Q
                                10.000000           10.768931           7.69%                   0         1998




NSAT Nationwide                 10.768931           10.721257          -0.44%                   0         1999
Balanced Fund - NQ
                                10.000000           10.768931           7.69%                   0         1998




* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.07%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Equity          11.923848           13.945030          16.95%                   0         1999
Income Fund - Q
                                10.000000           11.923848          19.24%                   0         1998




NSAT Nationwide Equity          11.923848           13.945030          16.95%                   0         1999
Income Fund - NQ
                                10.000000           11.923848          19.24%                   0         1998




NSAT Nationwide Global          10.743428           14.247974          21.33%                   0         1999
50 Fund - Q(1)
                                10.000000           10.743428          17.43%                   0         1998




NSAT Nationwide Global          11.743428           14.247974          21.33%                  36         1999
50 Fund - NQ(1)
                                10.000000           11.743428          17.43%                   0         1998




NSAT Nationwide High            11.7433428          14.247974           1.85%                 179         1999
Income Bond Fund - Q
                                10.000000           11.743428           5.55%                   0         1998




NSAT Nationwide High            10.555014           10.750149           1.85%                   0         1999
Income Bond Fund - NQ
                                10.000000           10.555014           5.55%                   0         1998




NSAT Nationwide Mid Cap         12.253691           14.624858          19.35%                 154         1999
Index Fund-Q(2)
                                10.000000           12.253691          22.54%                   0         1998




NSAT Nationwide Mid Cap         12.253691           14.624858          19.35%                  18         1999
Index Fund- NQ(2)
                                10.000000           12.253691          22.54%                   0         1998




NSAT Nationwide Multi           10.471735           10.496386           0.24%                   8         1999
Sector Bond Fund - Q
                                10.000000           10.471735           4.72%                   0         1998




NSAT Nationwide Multi           10.471735           10.496386           0.24%                   0         1999
Sector Bond Fund - NQ
                                10.000000           10.471735           4.72%                   0         1998



(1) Formerly, NSAT Nationwide Global Equity Fund.

(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Small           10.000000           20.324927         103.25%                 105         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.324927         103.25%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.581999           15.875478          26.18%                  26         1999
Cap Value Fund - Q
                                10.000000           12.581999          25.82%                   0         1998




NSAT Nationwide Small           12.581999           15.875478          26.18%                  33         1999
Cap Value Fund - NQ
                                10.000000           12.581999          25.82%                   0         1998




NSAT Nationwide Small           12.012761           17.076087          42.15%                 773         1999
Company Fund - Q
                                10.000000           12.012761          20.13%                   0         1998




NSAT Nationwide Small           12.012761           17.076087          42.15%                   0         1999
Company Fund - NQ
                                10.000000           12.012761          20.13%                   0         1998




NSAT Nationwide                 12.459415           22.720430          82.36%               1,225         1999
Strategic Growth Fund -
Q
                                10.000000           12.459415          24.59%                   0         1998




NSAT Nationwide                 12.459415           22.720430          82.36%                 104         1999
Strategic Growth Fund -
NQ
                                10.000000           12.459415          24.59%                   0         1998



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            12.303831           13.957433          13.44%                  94         1999
Guardian Portfolio - Q
                                10.000000           12.303831          23.04%                   0         1998




Neuberger Berman AMT            12.303831           13.957433          13.44%                   0         1999
Guardian Portfolio - NQ
                                10.000000           12.303831          23.04%                   0         1998




Neuberger Berman AMT            13.698179           20.806301          51.89%                 144         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           13.698179          36.98%                   0         1998




Neuberger Berman AMT            13.698179           20.806301          51.89%                  62         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           13.698179          36.98%                   0         1998




Neuberger Berman AMT            11.817120           12.523110           5.97%                 528         1999
Partners Portfolio - Q
                                10.000000           11.817120          18.17%                   0         1998




Neuberger Berman AMT            11.817120           12.523110           5.97%                   0         1999
Partners Portfolio - NQ
                                10.000000           11.817120          18.17%                   0         1998




Oppenheimer Variable            12.956986           23.481073          81.22%               1,664         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           12.956986          29.57%                   0         1998




Oppenheimer Variable            12.956986           23.481073          81.22%                 147         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           12.956986          29.57%                   0         1998



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            12.748581           17.824624          39.82%               1,770         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           12.748581          27.49%                   0         1998




Oppenheimer Variable            12.748581           17.824624          39.82%                  87         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           12.748581          27.49%                   0         1998




Oppenheimer Variable            12.145122           14.589572          20.13%               2,097         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.145122          21.45%                   0         1998




Oppenheimer Variable            12.145122           14.589572          20.13%                 488         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.145122          21.45%                   0         1998




The Universal                   11.396332           14.552579          27.70%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.393332          13.96%                   0         1998




The Universal                   11.396332           14.552579          27.70%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)


                                10.000000           11.393332          13.96%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.097773           23.915562          97.69%                 445         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.097773          20.98%                   0         1998




Van Eck Worldwide               12.097773           23.915562          97.69%                 227         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.097773          20.98%                   0         1998




Van Eck Worldwide               10.577601           12.632809          19.43%                 542         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000           10.577601           5.78%                   0         1998




Van Eck Worldwide               10.577601           12.632809          19.43%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000           10.577601           5.78%                   0         1998




Van Kampen Life                 10.737077           10.240102          -4.63%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.737077           7.37%                   0         1998




Van Kampen Life                 10.737077           10.240102          -4.63%                 128         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.737077           7.37%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)
                  (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                12.507622           14.562313          16.43%                 466         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.507622          25.08%                   0         1998




American Century                12.507622           14.562313          16.43%                 888         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.507622          25.08%                   0         1998




American Century                12.054452           19.508116          61.81%                  15         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.054452          20.54%                   0         1998




American Century                12.054452           19.508116          61.81%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.054452          20.54%                   0         1998




American Century                11.272705           11.026014          -2.19%                  19         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.272705          12.73%                   0         1998




American Century                11.272705           11.026014          -2.19%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.272705          12.73%                   0         1998




Dreyfus Investment              10.000000           12.885161          28.85%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.885161          28.85%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.776857           16.395915          28.33%                 165         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.776857          27.77%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.776857           16.395915          28.33%                  89         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.776857          27.77%                   0         1998




Dreyfus Stock Index             12.456413           14.820270          18.98%                 611         1999
Fund, Inc. - Q
                                10.000000           12.456413          24.56%                   0         1998




Dreyfus Stock Index             12.456413           14.820270          18.98%               1,611         1999
Fund, Inc. - NQ
                                10.000000           12.456413          24.56%                   0         1998




Dreyfus Variable                12.382184           13.614453           9.95%                   0         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.382184          23.82%                   0         1998




Dreyfus Variable                12.382184           13.614453           9.95%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.382184          23.82%                   0         1998




Federated Insurance             10.000000            9.780523          -2.19%                  26         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.780523          -2.19%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.802357           12.371310           4.82%                 287         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.802357          18.02%                   0         1998




Fidelity VIP                    11.802357           12.371310           4.82%                  52         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.802357          18.02%                   0         1998



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Fidelity VIP Growth             12.906358           17.479679          35.43%                 781         1999
Portfolio: Service
Class - Q
                                10.000000           12.906358          29.06%                   0         1998




Fidelity VIP Growth             12.906358           17.479679          35.43%               1,054         1999
Portfolio: Service
Class - NQ
                                10.000000           12.906358          29.06%                   0         1998




Fidelity VIP High               10.523939           11.220168           6.62%                  43         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.523939           5.24%                   0         1998




Fidelity VIP High               10.523939           11.220168           6.62%                   0         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.523939           5.24%                   0         1998




Fidelity VIP Overseas           12.179658           17.117558          40.54%                   8         1999
Portfolio: Service
Class - Q
                                10.000000           12.179658          21.80%                   0         1998




Fidelity VIP Overseas           12.179658           17.117558          40.54%                 180         1999
Portfolio: Service
Class - NQ
                                10.000000           12.179658          21.80%                   0         1998




Fidelity VIP II                 12.789109           15.663065          22.47%                   9         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.789109          27.89%                   0         1998




Fidelity VIP II                 12.789109           15.663065          22.47%                  66         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.789109          27.89%                   0         1998




Fidelity VIP III Growth         12.301762           12.643267           2.78%                   0         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.301762          23.02%                   0         1998




Fidelity VIP III Growth         12.301762           12.643267           2.78%                 104         1999
Opportunities
Portfolio: Service
Class - NQ


                                10.000000           12.301762          23.02%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    12.431774           12.788549           2.87%                 553         1999
Appreciation Fund - Q
                                10.000000           12.431774          24.32%                   0         1998




NSAT Capital                    12.431774           12.788549           2.87%                 898         1999
Appreciation Fund - NQ
                                10.000000           12.431774          24.32%                   0         1998




NSAT Government Bond             9.846859            9.485894          -3.67%                  23         1999
Fund - Q
                                10.000000            9.846859          -1.535                   0         1998




NSAT Government Bond             9.846859            9.485894          -3.67%                 211         1999
Fund - NQ
                                10.000000            9.846859          -1.535                   0         1998




NSAT Money Market Fund          10.089342           10.435669           3.43%                   0         1999
- Q*
                                10.000000           10.089342           0.89%                   0         1998




NSAT Money Market Fund          10.089342           10.435669           3.43%                 193         1999
- NQ*
                                10.000000           10.089342           0.89%                   0         1998




NSAT Total Return Fund          11.985762           12.644908           5.50%                  47         1999
- Q
                                10.000000           11.985762          19.86%                   0         1998




NSAT Total Return Fund          11.985762           12.644908           5.50%                 260         1999
- NQ
                                10.000000           11.985762          19.86%                   0         1998




NSAT Nationwide                 10.670741           10.618109          -0.49%                 201         1999
Balanced Fund - Q
                                10.000000           10.670741           6.71%                   0         1998




NSAT Nationwide                 10.670741           10.618109          -0.49%                   0         1999
Balanced Fund - NQ
                                10.000000           10.670741           6.71%                   0         1998


* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 4.02%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Equity          11.838823           13.838584          16.89%                   0         1999
Income Fund - Q
                                10.000000           11.838823          18.39%                   0         1998




NSAT Nationwide Equity          11.838823           13.838584          16.89%                   0         1999
Income Fund - NQ
                                10.000000           11.838823          18.39%                   0         1998




NSAT Nationwide Global          12.204564           14.799960          21.27%                 102         1999
50 Fund - Q(1)
                                10.000000           12.204564          22.05%                   0         1998




NSAT Nationwide Global          12.204564           14.799960          21.27%                   0         1999
50 Fund - NQ(1)
                                10.000000           12.204564          22.05%                   0         1998




NSAT Nationwide High            10.333294           10.519004           1.80%                   0         1999
Income Bond Fund - Q
                                10.000000           10.333294           3.33%                   0         1998




NSAT Nationwide High            10.333294           10.519004           1.80%                   0         1999
Income Bond Fund - NQ
                                10.000000           10.333294           3.33%                   0         1998




NSAT Nationwide Mid Cap         12.246138           14.608445          19.29%                   0         1999
Index Fund-Q(2)
                                10.000000           12.246138          22.46%                   0         1998




NSAT Nationwide Mid Cap         12.246138           14.608445          19.29%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.246138          22.46%                   0         1998




NSAT Nationwide Multi           10.239367           10.258279           0.18%                  25         1999
Sector Bond Fund - Q
                                10.000000           10.239367           2.39%                   0         1998




NSAT Nationwide Multi           10.239367           10.258279           0.18%                   0         1999
Sector Bond Fund - NQ
                                10.000000           10.239367           2.39%                   0         1998




(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.318124         103.18%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.318124         103.18%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.956203           16.339365          26.11%                  86         1999
Cap Value Fund - Q
                                10.000000           12.956203          29.56%                   0         1998




NSAT Nationwide Small           12.956203           16.339365          26.11%                   0         1999
Cap Value Fund - NQ
                                10.000000           12.956203          29.56%                   0         1998




NSAT Nationwide Small           12.115436           17.213333          42.08%                   0         1999
Company Fund - Q
                                10.000000           12.115436          21.15%                   0         1998




NSAT Nationwide Small           12.115436           17.213333          42.08%                   0         1999
Company Fund - NQ
                                10.000000           12.115436          21.15%                   0         1998




NSAT Nationwide                 12.660760           23.075929          82.26%                   0         1999
Strategic Growth Fund -
Q
                                10.000000           12.660760          26.61%                   0         1998




NSAT Nationwide                 12.660760           23.075929          82.26%                   0         1999
Strategic Growth Fund -
NQ
                                10.000000           12.660760          26.61%                   0         1998




(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            12.878920           14.602403          13.38%                  18         1999
Guardian Portfolio - Q
                                10.000000           12.878920          28.79%                   0         1998




Neuberger Berman AMT            12.878920           14.602403          13.38%                   0         1999
Guardian Portfolio - NQ
                                10.000000           12.878920          28.79%                   0         1998




Neuberger Berman AMT            14.069118           21.358908          51.81%                 103         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.069118          40.69%                   0         1998




Neuberger Berman AMT            14.069118           21.358908          51.81%                   0         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.069118          40.69%                   0         1998




Neuberger Berman AMT            11.850559           12.552194           5.92%                   0         1999
Partners Portfolio - Q
                                10.000000           11.850559          18.51%                   0         1998




Neuberger Berman AMT            11.850559           12.552194           5.92%                   0         1999
Partners Portfolio - NQ
                                10.000000           11.850559          18.51%                   0         1998




Oppenheimer Variable            13.183516           23.879534          81.13%                  70         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.183516          31.84%                   0         1998




Oppenheimer Variable            13.183516           23.879534          81.13%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.183516          31.84%                   0         1998





(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Oppenheimer Variable            13.236669           18.497677          39.75%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           13.236669          32.37%                   0         1998




Oppenheimer Variable            13.236669           18.497677          39.75%                 223         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.236669          32.37%                   0         1998




Oppenheimer Variable            12.332876           14.807604          20.07%                 298         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.332876          23.33%                   0         1998




Oppenheimer Variable            12.332876           14.807604          20.07%                  80         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.332876          23.33%                   0         1998




The Universal                   11.388309           14.534892          27.63%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.388309          13.88%                   0         1998




The Universal                   11.388309           14.534892          27.63%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.388309          13.88%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.626347           24.947866          97.59%                  11         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.626347          26.26%                   0         1998




Van Eck Worldwide               12.626347           24.947866          97.59%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.626347          26.26%                   0         1998




Van Eck Worldwide                9.912267           11.832203          19.37%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.912267          -0.88%                   0         1998




Van Eck Worldwide                9.912267           11.832203          19.37%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.912267          -0.88%                   0         1998




Van Kampen Life                 10.404764            9.918143          -4.68%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.404764           4.05%                   0         1998




Van Kampen Life                 10.404764            9.918143          -4.68%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.404764           4.05%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service

Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
                  (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD






American Century                12.506047           14.553111          16.37%               6,866         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.506407          25.06%                   0         1998




American Century                12.506047           14.553111          16.37%               1,803         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.506407          25.06%                   0         1998




American Century                12.052929           19.495801          61.75%               5,609         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.052929          20.53%                   0         1998




American Century                12.052929           19.495801          61.75%               2,055         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.052929          20.53%                   0         1998




American Century                11.271284           11.019041          -2.24%               5,362         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.271284          12.71%                   0         1998





American Century                11.271284           11.019041          -2.24%               2,563         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.271284          12.71%                   0         1998




Dreyfus Investment              10.000000           12.883469          28.83%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.883469          28.83%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.775247           16.385550          28.26%               2,826         1999
Responsible Growth
Fund, Inc. - Q


                                10.000000           12.775247          27.75%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



The Dreyfus Socially            12.775247           16.385550          28.26%               4,225         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.775247          27.75%                   0         1998




Dreyfus Stock Index             12.454838           14.810885          18.92%              58,351         1999
Fund, Inc. - Q
                                10.000000           12.454838          24.55%                   0         1998




Dreyfus Stock Index             12.454838           14.810885          18.92%              14,182         1999
Fund, Inc. - NQ


                                10.000000           12.454838          24.55%                   0         1998





Dreyfus Variable                12.380620           13.605834           9.90%              19,504         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.380620          23.81%                   0         1998




Dreyfus Variable                12.380620           13.605834           9.90%               3,244         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.380620          23.81%                   0         1998




Federated Insurance             10.000000            9.777237          -2.23%                   8         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.777237          -2.23%                 174         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.800868           12.363474           4.77%              12,275         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.800868          18.01%                   0         1998




Fidelity VIP                    11.800868           12.363474           4.77%               7,210         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.800868          18.01%                   0         1998




(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Fidelity VIP Growth             12.904732           17.468631          35.37%              33,812         1999
Portfolio: Service
Class - Q
                                10.000000           12.904732          29.05%                   0         1998




Fidelity VIP Growth             12.904732           17.468631          35.37%              11,807         1999
Portfolio: Service
Class - NQ
                                10.000000           12.904732          29.05%                   0         1998




Fidelity VIP High               10.522617           11.213084           6.56%               1,729         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.522617           5.23%                   0         1998




Fidelity VIP High               10.522617           11.213084           6.56%               5,530         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.522617           5.23%                   0         1998




Fidelity VIP Overseas           12.178128           17.106743          40.47%                 730         1999
Portfolio: Service
Class - Q
                                10.000000           12.178128          21.78%                   0         1998




Fidelity VIP Overseas           12.178128           17.106743          40.47%               1,826         1999
Portfolio: Service
Class - NQ
                                10.000000           12.178128          21.78%                   0         1998




Fidelity VIP II                 12.787496           15.653161          22.41%              13,606         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.787496          27.87%                   0         1998




Fidelity VIP II                 12.787496           15.653161          22.41%               5,351         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.787496          27.87%                   0         1998




Fidelity VIP III Growth         12.300214           12.635267           2.72%               8,255         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.300214          23.00%                   0         1998




Fidelity VIP III Growth         12.300214           12.635267           2.72%               2,412         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.300214          23.00%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    12.430206           12.780450           2.82%              31,154         1999
Appreciation Fund - Q
                                10.000000           12.430206          24.30%                   0         1998




NSAT Capital                    12.430206           12.780450           2.82%              15,231         1999
Appreciation Fund - NQ
                                10.000000           12.430206          24.30%                   0         1998




NSAT Government Bond             9.845615            9.479885          -3.71%               5,302         1999
Fund - Q
                                10.000000            9.845615          -1.54%                   0         1998




NSAT Government Bond             9.845615            9.479885          -3.71%               2,731         1999
Fund - NQ
                                10.000000            9.845615          -1.54%                   0         1998




NSAT Money Market Fund          10.088053           10.429048           3.38%               4,116         1999
- Q*
                                10.000000           10.088053           0.88%                   0         1998




NSAT Money Market Fund          10.088053           10.429048           3.38%               1,374         1999
- NQ*
                                10.000000           10.088053           0.88%                   0         1998




NSAT Total Return Fund          11.984248           12.636905           5.45%              53,484         1999
- Q
                                10.000000           11.984248          19.84%                   0         1998




NSAT Total Return Fund          11.984248           12.636905           5.45%              17,353         1999
- NQ
                                10.000000           11.984248          19.84%                   0         1998




NSAT Nationwide                 10.669391           10.611396          -0.54%               2,229         1999
Balanced Fund - Q
                                10.000000           10.669391           6.69%                   0         1998




NSAT Nationwide                 10.669391           10.611396          -0.54%                 317         1999
Balanced Fund - NQ
                                10.000000           10.669391           6.69%                   0         1998


* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.97%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Equity          11.837331           13.829829          16.83%                 654         1999
Income Fund - Q
                                10.000000           11.837331          18.37%                   0         1998





NSAT Nationwide Equity          11.837331           13.829829          16.83%               1,566         1999
Income Fund - NQ
                                10.000000           11.837331          18.37%                   0         1998




NSAT Nationwide Global          12.203027           14.790595          21.20%                   0         1999
50 Fund - Q(1)
                                10.000000           12.203027          22.03%                   0         1998




NSAT Nationwide Global          12.203027           14.790595          21.20%               1,502         1999
50 Fund - NQ(1)
                                10.000000           12.203027          22.03%                   0         1998




NSAT Nationwide High            10.331990           10.512337           1.75%               2,780         1999
Income Bond Fund - Q
                                10.000000           10.331990           3.32%                   0         1998




NSAT Nationwide High            10.331990           10.512337           1.75%                  84         1999
Income Bond Fund - NQ
                                10.000000           10.331990           3.32%                   0         1998




NSAT Nationwide Mid Cap         12.244601           14.599208          19.23%                 871         1999
Index Fund-Q(2)
                                10.00000            12.244601          22.45%                   0         1998




NSAT Nationwide Mid Cap         12.244601           14.599208          19.23%                   0         1999
Index Fund- NQ(2)
                                10.00000            12.244601          22.45%                   0         1998




NSAT Nationwide Multi           10.238069           10.251777           0.13%                 935         1999
Sector Bond Fund - Q
                                10.000000           10.238069           2.38%                   0         1998




NSAT Nationwide Multi           10.238069           10.251777           0.13%                  68         1999
Sector Bond Fund - NQ
                                10.000000           10.238069           2.38%                   0         1998




(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Small           10.000000           20.311328         103.11%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.311328         103.11%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.954576           16.329040          26.05%               1,066         1999
Cap Value Fund - Q
                                10.000000           12.954576          29.55%                   0         1998




NSAT Nationwide Small           12.954576           16.329040          26.05%               1,813         1999
Cap Value Fund - NQ
                                10.000000           12.954576          29.55%                   0         1998




NSAT Nationwide Small           12.113907           17.202461          42.01%               1,566         1999
Company Fund - Q
                                10.000000           12.113907          21.14%                   0         1998




NSAT Nationwide Small           12.113907           17.202461          42.01%                   0         1999
Company Fund - NQ
                                10.000000           12.113907          21.14%                   0         1998




NSAT Nationwide                 12.659167           23.061361          82.17%               2,853         1999
Strategic Growth Fund -
Q
                                10.000000           12.659167          26.59%                   0         1998




NSAT Nationwide                 12.659167           23.061361          82.17%                 540         1999
Strategic Growth Fund -
NQ
                                10.000000           12.659167          26.59%                   0         1998




(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            12.877297           14.593171          13.32%               1,157         1999
Guardian Portfolio - Q
                                10.000000           12.877297          28.77%                   0         1998




Neuberger Berman AMT            12.877297           14.593171          13.32%                   0         1999
Guardian Portfolio - NQ
                                10.000000           12.877297          28.77%                   0         1998




Neuberger Berman AMT            14.067351           21.345408          51.74%               4,508         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.067351          40.67%                   0         1998




Neuberger Berman AMT            14.067351           21.345408          51.74%               1,022         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.067351          40.67%                   0         1998




Neuberger Berman AMT            11.849067           12.544255           5.87%               4,022         1999
Partners Portfolio - Q
                                10.000000           11.849067          18.49%                   0         1998




Neuberger Berman AMT            11.849067           12.544255           5.87%                 752         1999
Partners Portfolio - NQ
                                10.000000           11.849067          18.49%                   0         1998




Oppenheimer Variable            13.181851           23.864429          81.04%               2,246         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.181851          31.82%                   0         1998




Oppenheimer Variable            13.181851           23.864429          81.04%               2,302         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.181851          31.82%                   0         1998




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Oppenheimer Variable            13.235004           18.485985          39.67%              11,468         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q(1)
                                10.000000           13.235004          32.35%                   0         1998




Oppenheimer Variable            13.235004           18.485985          39.67%               6,224         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.235004          32.35%                   0         1998




Oppenheimer Variable            12.331317           14.798240          20.01%              16,965         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.331317          23.31%                   0         1998




Oppenheimer Variable            12.331317           14.798240          20.01%               5,156         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.331317          23.31%                   0         1998



The Universal                   11.386873           14.525802          27.57%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.386873          13.87%                   0         1998




The Universal                   11.386873           14.525802          27.57%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.386873          13.87%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Van Eck Worldwide               12.624752           24.932117          97.49%               1,166         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.624752          26.25%                   0         1998




Van Eck Worldwide               12.624752           24.932117          97.49%                 592         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.624752          26.25%                   0         1998




Van Eck Worldwide                9.911011           11.824722          19.31%               2,497         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.911011          -0.89%                   0         1998




Van Eck Worldwide                9.911011           11.824722          19.31%                 221         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.911011          -0.89%                   0         1998




Van Kampen Life                 10.403446            9.911855          -4.73%                 250         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.403446           4.03%                   0         1998




Van Kampen Life                 10.403446            9.911855          -4.73%                 889         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.403446           4.03%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service

Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
                  (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



American Century                12.504468           14.543892          16.31%                 414         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.504468          25.04%                   0         1998




American Century                12.504468           14.543892          16.31%               2,924         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.504468          25.04%                   0         1998




American Century                12.051405           19.483474          61.67%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.051405          20.51%                   0         1998




American Century                12.051405           19.483474          61.67%               3,787         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.051405          20.51%                   0         1998




American Century                11.269864           11.012072          -2.29%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.269864          12.70%                   0         1998




American Century                11.269864           11.012072          -2.29%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.269864          12.70%                   0         1998




Dreyfus Investment              10.000000           12.881775          28.82%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.881775          28.82%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.773638           16.375184          28.20%               4,973         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.773638          27.74%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.773638           16.375184          28.20%               3,868         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.773638          27.74%                   0         1998





Dreyfus Stock Index             12.453273           14.801530          18.86%              24,817         1999
Fund, Inc. - Q
                                10.000000           12.453273          24.53%                   0         1998




Dreyfus Stock Index             12.453273           14.801530          18.86%              33,498         1999
Fund, Inc. - NQ
                                10.000000           12.453273          24.53%                   0         1998




Dreyfus Variable                12.379057           13.597232           9.84%               4,035         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.379057          23.79%                   0         1998




Dreyfus Variable                12.379057           13.597232           9.84%               2,220         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.379057          23.79%                   0         1998




Federated Insurance             10.000000            9.773948          -2.26%                  52         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.773948          -2.26%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.799375           12.355641           4.71%               6,732         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.799375          17.99%                   0         1998




Fidelity VIP                    11.799375           12.355641           4.71%              20,296         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.799375          17.99%                   0         1998


(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Fidelity VIP Growth             12.903107           17.457597          35.30%              11,174         1999
Portfolio: Service
Class - Q
                                10.000000           12.903107          29.03%                   0         1998




Fidelity VIP Growth             12.903107           17.457597          35.30%              11,185         1999
Portfolio: Service
Class - NQ
                                10.000000           12.903107          29.03%                   0         1998




Fidelity VIP High               10.521282           11.205978           6.51%               1,302         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.521282           5.21%                   0         1998




Fidelity VIP High               10.521282           11.205978           6.51%               1,902         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.521282           5.21%                   0         1998




Fidelity VIP Overseas           12.176593           17.095933          40.40%               1,185         1999
Portfolio: Service
Class - Q
                                10.000000           12.176593          21.77%                   0         1998




Fidelity VIP Overseas           12.176593           17.095933          40.40%                 320         1999
Portfolio: Service
Class - NQ
                                10.000000           12.176593          21.77%                   0         1998




Fidelity VIP II                 12.785888           15.643260          22.35%               5,156         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.785888          27.86%                   0         1998




Fidelity VIP II                 12.785888           15.643260          22.35%               2,495         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.785888          27.86%                   0         1998




Fidelity VIP III Growth         12.298659           12.627255           2.67%                 848         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.298659          22.99%                   0         1998




Fidelity VIP III Growth         12.298659           12.627255           2.67%                 350         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.298659          22.99%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Capital                    12.428639           12.772360           2.77%               5,318         1999
Appreciation Fund - Q
                                10.000000           12.428639          24.29%                   0         1998




NSAT Capital                    12.428639           12.772360           2.77%               7,947         1999
Appreciation Fund - NQ
                                10.000000           12.428639          24.29%                   0         1998




NSAT Government Bond             9.844366            9.473867          -3.76%               2,805         1999
Fund - Q
                                10.000000            9.844366          -1.56%                   0         1998




NSAT Government Bond             9.844366            9.473867          -3.76%              25,195         1999
Fund - NQ
                                10.000000            9.844366          -1.56%                   0         1998




NSAT Money Market Fund          10.086763           10.422427           3.33%              17,714         1999
- Q*
                                10.000000           10.086763           0.87%                   0         1998




NSAT Money Market Fund          10.086763           10.422427           3.33%               9,674         1999
- NQ*
                                10.000000           10.086763           0.87%                   0         1998




NSAT Total Return Fund          11.982735           12.628895           5.39%              15,219         1999
- Q
                                10.000000           11.982735          19.83%                   0         1998




NSAT Total Return Fund          11.982735           12.628895           5.39%              19,035         1999
- NQ
                                10.000000           11.982735          19.83%                   0         1998




NSAT Nationwide                 10.668044           10.604669          -0.59%               3,235         1999
Balanced Fund - Q
                                10.000000           10.668044           6.68%                   0         1998




NSAT Nationwide                 10.668044           10.604669          -0.59%               1,697         1999
Balanced Fund - NQ
                                10.000000           10.668044           6.68%                   0         1998
                                                                                                          1997





* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.92%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Equity          11.835834           13.821079          16.77%                   0         1999
Income Fund - Q
                                10.000000           11.835834          18.36%                   0         1998




NSAT Nationwide Equity          11.835834           13.821079          16.77%                 230         1999
Income Fund - NQ
                                10.000000           11.835834          18.36%                   0         1998




NSAT Nationwide Global          12.201492           14.781243          21.14%               1,409         1999
50 Fund - Q(1)
                                10.000000           12.201492          22.01%                   0         1998




NSAT Nationwide Global          12.201492           14.781243          21.14%                 298         1999
50 Fund - NQ(1)
                                10.000000           12.201492          22.01%                   0         1998




NSAT Nationwide High            10.330681           10.505688           1.69%               1,761         1999
Income Bond Fund - Q
                                10.000000           10.330681           3.31%                   0         1998




NSAT Nationwide High            10.330681           10.505688           1.69%                 522         1999
Income Bond Fund - NQ
                                10.000000           10.330681           3.31%                   0         1998




NSAT Nationwide Mid Cap         12.243049           14.589957          19.17%                   0         1999
Index Fund-Q(2)
                                10.000000           12.243049          22.43%                   0         1998




NSAT Nationwide Mid Cap         12.243049           14.589957          19.17%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.243049          22.43%                   0         1998




NSAT Nationwide Multi           10.236779           10.245290           0.08%                 332         1999
Sector Bond Fund - Q
                                10.000000           10.236779           2.37%                   0         1998





NSAT Nationwide Multi           10.236779           10.245290           0.08%                 414         1999
Sector Bond Fund - NQ
                                10.000000           10.236779           2.37%                   0         1998




(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Small           10.000000           20.304522         103.05%                  56        1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.304522         103.05%               1,615        1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.952944           16.318704          25.98%               2,229         1999
Cap Value Fund - Q
                                10.000000           12.952944          29.53%                   0         1998




NSAT Nationwide Small           12.952944           16.318704          25.98%                 489         1999
Cap Value Fund - NQ
                                10.000000           12.952944          29.53%                   0         1998




NSAT Nationwide Small           12.112381           17.191574          41.93%                 735         1999
Company Fund - Q
                                10.000000           12.112381          21.12%                   0         1998




NSAT Nationwide Small           12.112381           17.191574          41.93%                 107         1999
Company Fund - NQ
                                10.000000           12.112381          21.12%                   0         1998




NSAT Nationwide                 12.657572           23.046789          82.08%               4,278         1999
Strategic Growth Fund -
Q
                                10.000000           12.657572          26.58%                   0         1998




NSAT Nationwide                 12.657572           23.046789          82.08%                 909         1999
Strategic Growth Fund -
NQ
                                10.000000           12.657572          26.58%                   0         1998



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



Neuberger Berman AMT            12.875671           14.583934          13.27%               1,068         1999
Guardian Portfolio - Q
                                10.000000           12.875671          28.76%                   0         1998




Neuberger Berman AMT            12.875671           14.583934          13.27%                 416         1999
Guardian Portfolio - NQ
                                10.000000           12.875671          28.76%                   0         1998




Neuberger Berman AMT            14.065578           21.331920          51.66%               1,230         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.065578          40.66%                   0         1998




Neuberger Berman AMT            14.065578           21.331920          51.66%               1,717         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.065578          40.66%                   0         1998




Neuberger Berman AMT            11.847572           12.536312           5.81%               4,900         1999
Partners Portfolio - Q
                                10.000000           11.847572          18.48%                   0         1998




Neuberger Berman AMT            11.847572           12.536312           5.81%               1,254         1999
Partners Portfolio - NQ
                                10.000000           11.847572          18.48%                   0         1998




Oppenheimer Variable            13.180191           23.849355          80.95%               1,448         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.180191          31.80%                   0         1998



Oppenheimer Variable            13.180191           23.849355          80.95%              24,045         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.180191          31.80%                   0         1998




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            13.233333           18.474301          39.60%               3,780         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           13.233333          32.23%                   0         1998




Oppenheimer Variable            13.233333           18.474301          39.60%                 167         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.233333          32.23%                   0         1998




Oppenheimer Variable            12.329765           14.788879          19.94%               6,006         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.329765          23.30%                   0         1998




Oppenheimer Variable            12.329765           14.788879          19.94%               5,080         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.329765          23.30%                   0         1998



The Universal                   11.385439           14.516616          27.50%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.385439          13.85%                   0         1998




The Universal                   11.385439           14.516616          27.50%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.385439          13.85%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.623166           24.916384          97.39%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.623166          26.23%                   0         1998




Van Eck Worldwide               12.623166           24.916384          97.39%              15,963         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.623166          26.23%                   0         1998




Van Eck Worldwide                9.909760           11.817233          19.25%                 175         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.909760          -0.90%                   0         1998




Van Eck Worldwide                9.909760           11.817233          19.25%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.909760          -0.90%                   0         1998




Van Kampen Life                 10.402138            9.905582          -4.77%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.402138           4.02%                   0         1998




Van Kampen Life                 10.402138            9.905582          -4.77%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.402138           4.02%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
                  (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



American Century                12.502898           14.534695          16.25%               2,824         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.502898          25.03%                   0         1998




American Century                12.502898           14.534695          16.25%               2,019         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.502898          25.03%                   0         1998




American Century                12.049887           19.471172          61.59%               4,198         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.049887          20.50%                   0         1998




American Century                12.049887           19.471172          61.59%               6,176         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.049887          20.50%                   0         1998




American Century                11.268440           11.005082          -2.34%               2,908         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.268440          12.68%                   0         1998




American Century                11.268440           11.005082          -2.34%               3,795         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.268440          12.68%                   0         1998




Dreyfus Investment              10.000000           12.880083          28.80%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.880083          28.80%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.772030           16.364824          28.13%               2,099         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.772030          27.72%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.772030           16.364824          28.13%               1,156         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.772030          27.72%                   0         1998




Dreyfus Stock Index             12.451705           14.792159          18.80%              19,107         1999
Fund, Inc. - Q
                                10.000000           12.451705          24.52%                   0         1998




Dreyfus Stock Index             12.451705           14.792159          18.80%              35,114         1999
Fund, Inc. - NQ
                                10.000000           12.451705          24.52%                   0         1998




Dreyfus Variable                12.377494           13.588614           9.78%               4,237         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.377494          23.77%                   0         1998




Dreyfus Variable                12.377494           13.588614           9.78%               6,661         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.377494          23.77%                   0         1998




Federated Insurance             10.000000            9.770666          -2.29%                 836         1999
Series - Federated
Quality Bond Fund II - Q



Federated Insurance             10.000000            9.770666          -2.29%                 709         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.797885           12.347825           4.66%               1,744         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.797885          17.98%                   0         1998




Fidelity VIP                    11.797885           12.347825           4.66%              10,568         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.797885          17.98%                   0         1998



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Fidelity VIP Growth             12.901477           17.446540          35.23%               8,673         1999
Portfolio: Service
Class - Q
                                10.000000           12.901477          29.01%                   0         1998




Fidelity VIP Growth             12.901477           17.446540          35.23%              10,648         1999
Portfolio: Service
Class - NQ
                                10.000000           12.901477          29.01%                   0         1998




Fidelity VIP High               10.519957           11.198884           6.45%                 994         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.519957           5.20%                   0         1998




Fidelity VIP High               10.519957           11.198884           6.45%               5,476         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.519957           5.20%                   0         1998




Fidelity VIP Overseas           12.175055           17.085125          40.33%               1,193         1999
Portfolio: Service
Class - Q
                                10.000000           12.175055          21.75%                   0         1998




Fidelity VIP Overseas           12.175055           17.085125          40.33%                 544         1999
Portfolio: Service
Class - NQ
                                10.000000           12.175055          21.75%                   0         1998




Fidelity VIP II                 12.784276           15.633362          22.29%               6,769         1999
Contrafund(R)Portfolio:
Service Class - Q
                                10.000000           12.784276          27.84%                   0         1998




Fidelity VIP II                 12.784276           15.633362          22.29%               4,958         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.784276          27.84%                   0         1998




Fidelity VIP III Growth         12.297109           12.619265           2.62%                   0         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.297109          22.97%                   0         1998




Fidelity VIP III Growth         12.297109           12.619265           2.62%               1,052         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.297109          22.97%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Capital                    12.427070           12.764281           2.71%               7,536         1999
Appreciation Fund - Q
                                10.000000           12.427070          24.27%                   0         1998




NSAT Capital                    12.427070           12.764281           2.71%               4,510         1999
Appreciation Fund - NQ
                                10.000000           12.427070          24.27%                   0         1998




NSAT Government Bond             9.843122            9.467860          -3.81%                 594         1999
Fund - Q
                                10.000000            9.843122          -1.57%                   0         1998




NSAT Government Bond             9.843122            9.467860          -3.81%              13,238         1999
Fund - NQ
                                10.000000            9.843122          -1.57%                   0         1998




NSAT Money Market Fund          10.085474           10.415808           3.28%              19,181         1999
- Q*
                                10.000000           10.085474           0.85%                   0         1998



NSAT Money Market Fund          10.085474           10.415808           3.28%              35,315         1999
- NQ*
                                10.000000           10.085474           0.85%                   0         1998




NSAT Total Return Fund          11.981226           12.620906           5.34%               4,117         1999
- Q
                                10.000000           11.981226          19.81%                   0         1998




NSAT Total Return Fund          11.981226           12.620906           5.34%              12.216         1999
- NQ
                                10.000000           11.981226          19.81%                   0         1998




NSAT Nationwide                 10.666693           10.597955          -0.64%                 109         1999
Balanced Fund - Q
                                10.000000           10.666693           6.67%                   0         1998




NSAT Nationwide                 10.666693           10.597955          -0.64%                 677         1999
Balanced Fund - NQ
                                10.000000           10.666693           6.67%                   0         1998
                                                                                                          1997





* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.87%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Equity          11.834345           13.812331          16.71%               3,142         1999
Income Fund - Q
                                10.000000           11.834345          18.34%                   0         1998




NSAT Nationwide Equity          11.843345           13.812331          16.71%                 506         1999
Income Fund - NQ
                                10.000000           11.843345          18.34%                   0         1998





NSAT Nationwide Global          12.199950           14.771891          21.08%                   0         1999
50 Fund - Q(1)
                                10.000000           12.199950          22.00%                   0         1998




NSAT Nationwide Global          12.199950           14.771891          21.08%                  21         1999
50 Fund - NQ(1)
                                10.000000           12.199950          22.00%                   0         1998




NSAT Nationwide High            10.329379           10.499020           1.64%               1,397         1999
Income Bond Fund - Q
                                10.000000           10.329379           3.29%                   0         1998




NSAT Nationwide High            10.329379           10.499020           1.64%               4,125         1999
Income Bond Fund - NQ
                                10.000000           10.329379           3.29%                   0         1998




NSAT Nationwide Mid Cap         12.241505           14.580726          19.11%                   0         1999
Index Fund-Q(2)
                                10.000000           12.241505          22.42%                   0         1998




NSAT Nationwide Mid Cap         12.241505           14.580726          19.11%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.241505          22.42%                   0         1998




NSAT Nationwide Multi           10.235484           10.238786           0.03%                   0         1999
Sector Bond Fund - Q
                                10.000000           10.235484           2.35%                   0         1998




NSAT Nationwide Multi           10.235484           10.238786           0.03%                   0         1999
Sector Bond Fund - NQ
                                10.000000           10.235484           2.35%                   0         1998



(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.297724         102.98%                   0         1999
Cap Growth Fund - Q(1)


NSAT Nationwide Small           10.000000           20.297724         102.98%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.951308           16.308373          25.92%               1,244         1999
Cap Value Fund - Q
                                10.000000           12.951308          29.51%                   0         1998




NSAT Nationwide Small           12.951308           16.308373          25.92%               1,119         1999
Cap Value Fund - NQ
                                10.000000           12.951308          29.51%                   0         1998




NSAT Nationwide Small           12.110854           17.180698          41.86%               1,410         1999
Company Fund - Q
                                10.000000           12.110854          21.11%                   0         1998




NSAT Nationwide Small           12.110854           17.180698          41.86%               4,635         1999
Company Fund - NQ
                                10.000000           12.110854          21.11%                   0         1998




NSAT Nationwide                 12.655972           23.032196          81.99%               2,030         1999
Strategic Growth Fund -
Q
                                10.000000           12.655972          26.56%                   0         1998




NSAT Nationwide                 12.655972           23.032196          81.99%                 493         1999
Strategic Growth Fund -
NQ
                                10.000000           12.655972          26.56%                   0         1998



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

'

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            12.874049           14.574691          13.21%                   0         1999
Guardian Portfolio - Q
                                10.000000           12.874049          28.74%                   0         1998




Neuberger Berman AMT            12.874049           14.574691          13.21%                 202         1999
Guardian Portfolio - NQ
                                10.000000           12.874049          28.74%                   0         1998




Neuberger Berman AMT            14.063808           21.318413          51.58%               1,746         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.063808          40.64%                   0         1998




Neuberger Berman AMT            14.063808           21.318413          51.58%               3,464         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.063808          40.64%                   0         1998




Neuberger Berman AMT            11.846069           12.528364           5.76%                   0         1999
Partners Portfolio - Q
                                10.000000           11.846069          18.46%                   0         1998




Neuberger Berman AMT            11.846069           12.528364           5.76%                  76         1999
Partners Portfolio - NQ
                                10.000000           11.846069          18.46%                   0         1998




Oppenheimer Variable            13.178533           23.834283          80.86%               1,127         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.178533          31.79%                   0         1998



Oppenheimer Variable            13.178533           23.834283          80.86%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.178533          31.79%                   0         1998


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            13.231670           18.462618          39.53%               9,182         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           13.231670          32.32%                   0         1998




Oppenheimer Variable            13.231670           18.462618          39.53%               1,652         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.231670          32.32%                   0         1998




Oppenheimer Variable            12.328212           14.779520          19.88%               2,195         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.328212          23.28%                   0         1998




Oppenheimer Variable            12.328212           14.779520          19.88%               2,856         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.328212          23.28%                   0         1998



The Universal                   11.383996           14.507420          27.44%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.383996          13.84%                   0         1998




The Universal                   11.383996           14.507420          27.44%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.383996          13.84%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.
                                      188

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.621572           24.900624          97.29%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.621572          26.22%                   0         1998




Van Eck Worldwide               12.621572           24.900624          97.29%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.621572          26.22%                   0         1998




Van Eck Worldwide                9.908503           11.809742          19.19%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.908503          -0.91%                   0         1998




Van Eck Worldwide                9.908503           11.809742          19.19%                 296         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.908503          -0.91%                   0         1998




Van Kampen Life                 10.400818            9.899304          -4.82%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.400818           4.01%                   0         1998




Van Kampen Life                 10.400818            9.899304          -4.82%                 329         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.400818           4.01%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
                  (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



American Century                12.501318           14.525483          16.19%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.501318          25.01%                   0         1998




American Century                12.501318           14.525483          16.19%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.501318          25.01%                   0         1998




American Century                12.048368           19.458849          61.51%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.048368          20.48%                   0         1998




American Century                12.048368           19.458849          61.51%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.048368          20.48%                   0         1998




American Century                11.267010           10.998104          -2.39%               3,076         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.267010          12.67%                   0         1998




American Century                11.267010           10.998104          -2.39%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.267010          12.67%                   0         1998




Dreyfus Investment              10.000000           12.878387          28.78%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.878387          28.78%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.770419           16.354471          28.07%                  90         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.770419          27.70%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


The Dreyfus Socially            12.770419           16.354471          28.07%                  90         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.770419          27.70%                   0         1998




Dreyfus Stock Index             12.450128           14.782794          18.74%               2,465         1999
Fund, Inc. - Q
                                10.000000           12.450128          24.50%                   0         1998




Dreyfus Stock Index             12.450128           14.782794          18.74%                 353         1999
Fund, Inc. - NQ
                                10.000000           12.450128          24.50%                   0         1998




Dreyfus Variable                12.375935           13.580004           9.73%                   0         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.375935          23.76%                   0         1998




Dreyfus Variable                12.375935           13.580004           9.73%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.375935          23.76%                   0         1998




Federated Insurance             10.000000            9.767363          -2.33%                   0         1999
Series - Federated
Quality  Bond Fund II -
Q



Federated Insurance             10.000000            9.767363          -2.33%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    11.796399           12.339995           4.61%               2,679         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.796399          17.96%                   0         1998




Fidelity VIP                    11.796399           12.339995           4.61%                   0         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.796399          17.96%                   0         1998



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             12.899854           17.435504          35.16%               2,316         1999
Portfolio: Service
Class - Q
                                10.000000           12.899854          29.00%                   0         1998




Fidelity VIP Growth             12.899854           17.435504          35.16%                 129         1999
Portfolio: Service
Class - NQ
                                10.000000           12.899854          29.00%                   0         1998




Fidelity VIP High               10.518622           11.191773           6.40%                   0         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.518622           5.19%                   0         1998




Fidelity VIP High               10.518622           11.191773           6.40%                   0         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.518622           5.19%                   0         1998




Fidelity VIP Overseas           12.173522           17.074312          40.26%                   0         1999
Portfolio: Service
Class - Q
                                10.000000           12.173522          21.74%                   0         1998




Fidelity VIP Overseas           12.173522           17.074312          40.26%                   0         1999
Portfolio: Service
Class - NQ
                                10.000000           12.173522          21.74%                   0         1998




Fidelity VIP II                 12.782661           15.623458          22.22%                   0         1999
Contrafund(R) Portfolio:
Service Class - Q
                                10.000000           12.782661          27.83%                   0         1998




Fidelity VIP II                 12.782661           15.623458          22.22%                   0         1999
Contrafund(R)Portfolio:
Service Class - NQ
                                10.000000           12.782661          27.83%                   0         1998




Fidelity VIP III Growth         12.295562           12.611273           2.57%                 109         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.295562          22.96%                   0         1998




Fidelity VIP III Growth         12.295562           12.611273           2.57%                   0         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.295562          22.96%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Capital                    12.425504           12.756184           2.66%               1,047         1999
Appreciation Fund - Q
                                10.000000           12.425504          24.26%                   0         1998




NSAT Capital                    12.425504           12.756184           2.66%                   0         1999
Appreciation Fund - NQ
                                10.000000           12.425504          24.26%                   0         1998




NSAT Government Bond             9.841878            9.461864          -3.36%                 139         1999
Fund - Q
                                10.000000            9.871878          -1.58%                   0         1998




NSAT Government Bond             9.841878            9.461864          -3.36%                 426         1999
Fund - NQ
                                10.000000            9.871878          -1.58%                   0         1998




NSAT Money Market Fund          10.084183           10.409189           3.22%                   0         1999
- Q*
                                10.000000           10.084183           0.84%                   0         1998




NSAT Money Market Fund          10.084183           10.409189           3.22%                   0         1999
- NQ*
                                10.000000           10.084183           0.84%                   0         1998




NSAT Total Return Fund          11.979709           12.612898           5.29%               3,714         1999
- Q
                                10.000000           11.979709          19.80%                   0         1998




NSAT Total Return Fund          11.979709           12.612898           5.29%                 582         1999
- NQ
                                10.000000           11.979709          19.80%                   0         1998




NSAT Nationwide                 10.665345           10.591234          -0.69%                   0         1999
Balanced Fund - Q
                                10.000000           10.665345           6.65%                   0         1998




NSAT Nationwide                 10.665345           10.591234          -0.69%                   0         1999
Balanced Fund - NQ
                                10.000000           10.665345           6.65%                   0         1998



* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.82%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Equity          11.832846           13.803577          16.65%                   0         1999
Income Fund - Q
                                10.000000           11.832846          18.33%                   0         1998




NSAT Nationwide Equity          11.832846           13.803577          16.65%                   0         1999
Income Fund - NQ
                                10.000000           11.832846          18.33%                   0         1998




NSAT Nationwide Global          12.198407           14.762540          21.02%                   0         1999
50 Fund - Q(1)
                                10.000000           12.198407          21.98%                   0         1998




NSAT Nationwide Global          12.198407           14.762540          21.02%                   0         1999
50 Fund - NQ(1)
                                10.000000           12.198407          21.98%                   0         1998




NSAT Nationwide High            10.328064           10.492359           1.59%                   0         1999
Income Bond Fund - Q
                                10.000000           10.328064           3.28%                   0         1998




NSAT Nationwide High            10.328064           10.492359           1.59%                 327         1999
Income Bond Fund - NQ
                                10.000000           10.328064           3.28%                   0         1998




NSAT Nationwide Mid Cap         12.239965           14.571500          19.05%               2,028         1999
Index Fund-Q(2)
                                10.000000           12.239965          22.40%                   0         1998




NSAT Nationwide Mid Cap         12.239965           14.571500          19.05%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.239965          22.40%                   0         1998




NSAT Nationwide Multi           10.234182           10.232296          -0.02%                   0         1999
Sector Bond Fund - Q
                                10.000000           10.234182           2.34%                   0         1998




NSAT Nationwide Multi           10.234182           10.232296          -0.02%                   0         1999
Sector Bond Fund - NQ
                                10.000000           10.234182           2.34%                   0         1998



(1) Formerly, NSAT Nationwide Global Equity Fund.

(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.290923         102.91%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.290923         102.91%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.949678           16.298055          25.86%                   0         1999
Cap Value Fund - Q
                                10.000000           12.949678          29.50%                   0         1998




NSAT Nationwide Small           12.949678           16.298055          25.86%                   0         1999
Cap Value Fund - NQ
                                10.000000           12.949678          29.50%                   0         1998




NSAT Nationwide Small           12.109325           17.169820          41.79%                   0         1999
Company Fund - Q
                                10.000000           12.109325          21.09%                   0         1998




NSAT Nationwide Small           12.109325           17.169820          41.79%                   0         1999
Company Fund - NQ
                                10.000000           12.109325          21.09%                   0         1998




NSAT Nationwide                 12.654379           23.017640          81.89%                   0         1999
Strategic Growth Fund - Q
                                10.000000           12.654379          26.54%                   0         1998




NSAT Nationwide                 12.654379           23.017640          81.89%                  69         1999
Strategic Growth Fund -
NQ
                                10.000000           12.654379          26.54%                   0         1998


(1)      Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            12.872425           14.565469          13.15%                   0         1999
Guardian Portfolio - Q
                                10.000000           12.872425          28.72%                   0         1998




Neuberger Berman AMT            12.872425           14.565469          13.15%                   0         1999
Guardian Portfolio - NQ
                                10.000000           12.872425          28.72%                   0         1998




Neuberger Berman AMT            14.062035           21.304943          51.51%               1,708         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.062035          40.62%                   0         1998




Neuberger Berman AMT            14.062035           21.304943          51.51%                   0         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.062035          40.62%                   0         1998




Neuberger Berman AMT            11.844579           12.520433           5.71%                   0         1999
Partners Portfolio - Q
                                10.000000           11.844579          18.45%                   0         1998




Neuberger Berman AMT            11.844579           12.520433           5.71%                 293         1999
Partners Portfolio - NQ
                                10.000000           11.844579          18.45%                   0         1998




Oppenheimer Variable            13.176875           23.819210          80.77%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.176875          31.77%                   0         1998




Oppenheimer Variable            13.176875           23.819210          80.77%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.176875          31.77%                   0         1998


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            13.230001           18.450922          39.46%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           13.230001          32.30%                   0         1998




Oppenheimer Variable            13.230001           18.450922          39.46%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.230001          32.30%                   0         1998




Oppenheimer Variable            12.326652           17.770155          19.82%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.326652          23.27%                   0         1998




Oppenheimer Variable            12.326652           17.770155          19.82%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.326652          23.27%                   0         1998



The Universal                   11.382564           14.498248          27.37%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.382564          13.83%                   0         1998




The Universal                   11.382564           14.498248          27.37%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.382564          13.83%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.619986           24.884920          97.19%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.619986          26.20%                   0         1998




Van Eck Worldwide               12.619986           24.884920          97.19%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.619986          26.20%                   0         1998




Van Eck Worldwide                9.907247           11.802251          19.13%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.907247          -0.93%                   0         1998




Van Eck Worldwide                9.907247           11.802251          19.13%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.907247          -0.93%                   0         1998




Van Kampen Life                 10.399504            9.893020          -4.87%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.399504           4.00%                   0         1998




Van Kampen Life                 10.399504            9.893020          -4.87%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.399504           4.00%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.


The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
                  (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


American Century                12.499739           14.516288          16.13%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.499739          25.00%                   0         1998




American Century                12.499739           14.516288          16.13%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.499739          25.00%                   0         1998




American Century                12.046847           19.446544          61.42%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.046847          20.47%                   0         1998




American Century                12.046847           19.446544          61.42%                  15         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.046847          20.47%                   0         1998




American Century                11.265587           10.991130          -2.44%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.265587          12.66%                   0         1998




American Century                11.265587           10.991130          -2.44%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.265587          12.66%                   0         1998




Dreyfus Investment              10.000000           12.876687          28.77%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.876687          28.77%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.768801           16.344103          28.00%                   0         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.768801          27.69%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


The Dreyfus Socially            12.768801           16.344103          28.00%                 160         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.768801          27.69%                   0         1998




Dreyfus Stock Index             12.448554           14.773416          18.68%                   0         1999
Fund, Inc. - Q
                                10.000000           12.448554          24.49%                   0         1998




Dreyfus Stock Index             12.448554           14.773416          18.68%               1,231         1999
Fund, Inc. - NQ
                                10.000000           12.448554          24.49%                   0         1998




Dreyfus Variable                12.374369           13.571399           9.67%                   0         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.374369          23.74%                   0         1998




Dreyfus Variable                12.374369           13.571399           9.67%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.374369          23.74%                   0         1998




Federated Insurance             10.000000            9.764075          -2.36%                   0         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.764075          -2.36%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ





Fidelity VIP                    11.794908           12.332164           4.55%                   0         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.794908          17.95%                   0         1998




Fidelity VIP                    11.794908           12.332164           4.55%                   0         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.794908          17.95%                   0         1998




(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Fidelity VIP Growth             12.898222           17.424460          35.09%                   0         1999
Portfolio: Service
Class - Q
                                10.000000           12.898222          28.98%                   0         1998




Fidelity VIP Growth             12.898222           17.424460          35.09%               1,135         1999
Portfolio: Service
Class - NQ
                                10.000000           12.898222          28.98%                   0         1998




Fidelity VIP High               10.517295           11.184683           6.35%                   0         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.517295           5.17%                   0         1998




Fidelity VIP High               10.517295           11.184683           6.35%                   0         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.517295           5.17%                   0         1998




Fidelity VIP Overseas           12.171984           17.063506          40.19%                   0         1999
Portfolio: Service
Class - Q
                                10.000000           12.171984          21.72%                   0         1998




Fidelity VIP Overseas           12.171984           17.063506          40.19%                   0         1999
Portfolio: Service
Class - NQ
                                10.000000           12.171984          21.72%                   0         1998




Fidelity VIP II                 12.781050           15.613554          22.16%                   0         1999
Contrafund(R) Portfolio:
Service Class - Q
                                10.000000           12.781050          27.81%                   0         1998




Fidelity VIP II                 12.781050           15.613554          22.16%                   0         1999
Contrafund(R) Portfolio:
Service Class - NQ
                                10.000000           12.781050          27.81%                   0         1998




Fidelity VIP III Growth         12.294002           12.603267           2.52%                   0         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.294002          22.94%                   0         1998




Fidelity VIP III Growth         12.294002           12.603267           2.52%                   0         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.294002          22.94%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    12.423931           12.748099           2.61%                   0         1999
Appreciation Fund - Q
                                10.000000           12.423931          24.24%                   0         1998




NSAT Capital                    12.423931           12.748099           2.61%               1,104         1999
Appreciation Fund - NQ
                                10.000000           12.423931          24.24%                   0         1998




NSAT Government Bond             9.840635            9.455873          -3.91%                   0         1999
Fund - Q
                                10.000000            9.840635          -1.59%                   0         1998



NSAT Government Bond             9.840635            9.455873          -3.91%                 213         1999
Fund - NQ
                                10.000000            9.840635          -1.59%                   0         1998



NSAT Money Market Fund          10.082892           10.402569           3.17%                   0         1999
- Q*
                                10.000000           10.082892           0.83%                   0         1998




NSAT Money Market Fund          10.082892           10.402569           3.17%                   0         1999
- NQ*
                                10.000000           10.082892           0.83%                   0         1998




NSAT Total Return Fund          11.978202           12.604902           5.23%                   0         1999
- Q
                                10.000000           11.978202          19.78%                   0         1998




NSAT Total Return Fund          11.978202           12.604902           5.23%                   0         1999
- NQ
                                10.000000           11.978202          19.78%                   0         1998




NSAT Nationwide                 10.663998           10.584515          -0.75%                   0         1999
Balanced Fund - Q
                                10.000000           10.663998           6.64%                   0         1998




NSAT Nationwide                 10.663998           10.584515          -0.75%                   0         1999
Balanced Fund - NQ
                                10.000000           10.663998           6.64%                   0         1998
                                                                                                          1997



* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.77%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Equity          11.831350           13.794835          16.60%                   0         1999
Income Fund - Q
                                10.000000           11.831350          18.31%                   0         1998




NSAT Nationwide Equity          11.831350           13.794835          16.60%                   0         1999
Income Fund - NQ
                                10.000000           11.831350          18.31%                   0         1998




NSAT Nationwide Global          12.196868           14.753188          20.96%                   0         1999
50 Fund - Q(1)
                                10.000000           12.196868          21.97%                   0         1998




NSAT Nationwide Global          12.196868           14.753188          20.96%                   0         1999
50 Fund - NQ(1)
                                10.000000           12.196868          21.97%                   0         1998




NSAT Nationwide High            10.326759           10.485712           1.54%                   0         1999
Income Bond Fund - Q
                                10.000000           10.326759           6.27%                   0         1998




NSAT Nationwide High            10.326759           10.485712           1.54%                 131
1999 Income Bond
Fund - NQ
                                10.000000           10.326759           6.27%                   0         1998




NSAT Nationwide Mid Cap         12.238420           14.562264          18.99%                   0         1999
Index Fund-Q(2)
                                10.000000           12.238420          22.38%                   0         1998



NSAT Nationwide Mid Cap         12.238420           14.562264          18.99%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.238420          22.38%                   0         1998




NSAT Nationwide Multi           10.232888           10.225806          -0.07%                   0         1999
Sector Bond Fund - Q
                                10.000000           10.232888           2.33%                   0         1998




NSAT Nationwide Multi           10.232888           10.225806          -0.07%                   0         1999
Sector Bond Fund - NQ
                                10.000000           10.232888           2.33%                   0         1998




(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.284124         102.84%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.284124         102.84%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.948046           16.287722          25.79%                   0         1999
Cap Value Fund - Q
                                10.000000           12.948046          29.48%                   0         1998




NSAT Nationwide Small           12.948046           16.287722          25.79%                  68         1999
Cap Value Fund - NQ
                                10.000000           12.948046          29.48%                   0         1998




NSAT Nationwide Small           12.107799           17.158959          41.72%                   0         1999
Company Fund - Q
                                10.000000           12.107799          21.08%                   0         1998




NSAT Nationwide Small           12.107799           17.158959          41.72%                   0         1999
Company Fund - NQ
                                10.000000           12.107799          21.08%                   0         1998




NSAT Nationwide                 12.652786           23.003080          81.80%                   0         1999
Strategic Growth Fund -
Q
                                10.000000           12.652786          26.53%                   0         1998




NSAT Nationwide                 12.652786           23.003080          81.80%                  74         1999
Strategic Growth Fund -
NQ
                                10.000000           12.652786          26.53%                   0         1998



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            12.870796           14.556239          13.10%                   0         1999
Guardian Portfolio - Q
                                10.000000           12.870796          28.71%                   0         1998




Neuberger Berman AMT            12.870796           14.556239          13.10%                   0         1999
Guardian Portfolio - NQ
                                10.000000           12.870796          28.71%                   0         1998




Neuberger Berman AMT            14.060269           21.291440          51.43%                   0         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.060269          40.60%                   0         1998




Neuberger Berman AMT            14.060269           21.291440          51.43%                   0         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.060269          40.60%                   0         1998




Neuberger Berman AMT            11.843083           12.512486           5.65%                   0         1999
Partners Portfolio - Q
                                10.000000           11.843083          18.43%                   0         1998




Neuberger Berman AMT            11.843083           12.512486           5.65%                   0         1999
Partners Portfolio - NQ
                                10.000000           11.843083          18.43%                   0         1998




Oppenheimer Variable            13.175212           23.804137          80.67%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.175212          31.75%                   0         1998




Oppenheimer Variable            13.175212           23.804137          80.67%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.175212          31.75%                   0         1998


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            13.228333           18.439240          39.39%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           13.228333          32.28%                   0         1998




Oppenheimer Variable            13.228333           18.439240          39.39%               1,078         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.228333          32.28%                   0         1998




Oppenheimer Variable            12.325100           14.760805          19.76%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.325100          23.25%                   0         1998




Oppenheimer Variable            12.325100           14.760805          19.76%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.325100          23.25%                   0         1998



The Universal                   11.381127           14.489064          27.31%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.381127          13.81%                   0         1998




The Universal                   11.381127           14.489064          27.31%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.381127          13.81%                   0         1998



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.618390           24.869164          97.09%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.618390          26.18%                   0         1998




Van Eck Worldwide               12.618390           24.869164          97.09%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.618390          26.18%                   0         1998




Van Eck Worldwide                9.905995           11.794757          19.07%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.905995          -0.94%                   0         1998




Van Eck Worldwide                9.905995           11.794757          19.07%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.905995          -0.94%                   0         1998




Van Kampen Life                 10.398185            9.886745          -4.92%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.398185           3.98%                   0         1998




Van Kampen Life                 10.398185            9.886745          -4.92%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.398185           3.98%                   0         1998



Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                  (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
UNDERLYING MUTUAL         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                12.498159           14.507084          16.07%                 158         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
                                10.000000           12.498159          24.98%                   0         1998




American Century                12.498159           14.507084          16.07%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
                                10.000000           12.498159          24.98%                   0         1998




American Century                12.045328           19.434239          61.34%                 160         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
                                10.000000           12.045328          20.45%                   0         1998




American Century                12.045328           19.434239          61.34%                  24         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
                                10.000000           12.045328          20.45%                   0         1998




American Century                11.264161           10.984159          -2.49%                 113         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
                                10.000000           11.264161          12.64%                   0         1998




American Century                11.264161           10.984159          -2.49%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
                                10.000000           11.264161          12.64%                   0         1998




Dreyfus Investment              10.000000           12.874994          28.75%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.874994          28.75%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            12.767196           16.333747          27.94%                  37         1999
Responsible Growth
Fund, Inc. - Q
                                10.000000           12.767196          27.67%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Dreyfus Socially            12.767196           16.333747          27.94%                 342         1999
Responsible Growth
Fund, Inc. - NQ
                                10.000000           12.767196          27.67%                   0         1998



Dreyfus Stock Index             12.446981           14.764046          18.62%               1,054         1999
Fund, Inc. - Q
                                10.000000           12.446981          24.47%                   0         1998




Dreyfus Stock Index             12.446981           14.764046          18.62%                 787         1999
Fund, Inc. - NQ
                                10.000000           12.446981          24.47%                   0         1998




Dreyfus Variable                12.372807           13.562791           9.62%                  75         1999
Investment Fund
-Appreciation Portfolio
- Q(1)
                                10.000000           12.372807          23.73%                   0         1998




Dreyfus Variable                12.372807           13.562791           9.62%                  76         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)
                                10.000000           12.372807          23.73%                   0         1998




Federated Insurance             10.000000            9.760781          -2.39%                   0         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.760781          -2.39%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ



Fidelity VIP                    11.793413           12.324339           4.50%                 312         1999
Equity-Income
Portfolio: Service
Class - Q
                                10.000000           11.793413          17.93%                   0         1998




Fidelity VIP                    11.793413           12.324339           4.50%                 258         1999
Equity-Income
Portfolio: Service
Class - NQ
                                10.000000           11.793413          17.93%                   0         1998



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Fidelity VIP Growth             12.896602           17.413426          35.02%                 678         1999
Portfolio: Service
Class - Q
                                10.000000           12.896602          28.97%                   0         1998




Fidelity VIP Growth             12.896602           17.413426          35.02%                 336         1999
Portfolio: Service
Class - NQ
                                10.000000           12.896602          28.97%                   0         1998




Fidelity VIP High               10.515966           11.177582           6.29%                   0         1999
Income Portfolio:
Service Class - Q
                                10.000000           10.515966           5.16%                   0         1998




Fidelity VIP High               10.515966           11.177582           6.29%                   0         1999
Income Portfolio:
Service Class - NQ
                                10.000000           10.515966           5.16%                   0         1998




Fidelity VIP Overseas           12.170445           17.052691          40.12%                   0         1999
Portfolio: Service
Class - Q
                                10.000000           12.170445          21.70%                   0         1998




Fidelity VIP Overseas           12.170445           17.052691          40.12%                  17         1999
Portfolio: Service
Class - NQ
                                10.000000           12.170445          21.70%                   0         1998




Fidelity VIP II                 12.779434           15.603664          22.10%                 357         1999
Contrafund(R) Portfolio:
Service Class - Q
                                10.000000           12.779434          27.79%                   0         1998




Fidelity VIP II                 12.779434           15.603664          22.10%                 381         1999
Contrafund(R) Portfolio:
Service Class - NQ
                                10.000000           12.779434          27.79%                   0         1998




Fidelity VIP III Growth         12.292450           12.595275           2.46%                 307         1999
Opportunities
Portfolio: Service
Class - Q
                                10.000000           12.292450          22.92%                   0         1998




Fidelity VIP III Growth         12.292450           12.595275           2.46%                 109         1999
Opportunities
Portfolio: Service
Class - NQ
                                10.000000           12.292450          22.92%                   0         1998

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    12.422359           12.740010           2.56%                 274         1999
Appreciation Fund - Q
                                10.000000           12.422359          24.22%                   0         1998




NSAT Capital                    12.422359           12.740010           2.56%                 418         1999
Appreciation Fund - NQ
                                10.000000           12.422359          24.22%                   0         1998




NSAT Government Bond             9.839387            9.449856          -3.96%                 136         1999
Fund - Q
                                10.00000             9.839387          -1.61%                   0         1998




NSAT Government Bond             9.839387            9.449856          -3.96%                   0         1999
Fund - NQ
                                10.00000             9.839387          -1.61%                   0         1998




NSAT Money Market Fund          10.081601           10.395950           3.12%                   0         1999
- Q*
                                10.000000           10.801601           0.82%                   0         1998




NSAT Money Market Fund          10.081601           10.395950           3.12%                   0         1999
- NQ*
                                10.000000           10.801601           0.82%                   0         1998




NSAT Total Return Fund          11.976682           12.596911           5.18%                 495         1999
- Q
                                10.000000           11.976682          19.77%                   0         1998




NSAT Total Return Fund          11.976682           12.596911           5.18%                 555         1999
- NQ
                                10.000000           11.976682          19.77%                   0         1998




NSAT Nationwide                 10.662651           10.577794          -0.80%                  60         1999
Balanced Fund - Q
                                10.000000           10.662651           6.63%                   0         1998




NSAT Nationwide                 10.662651           10.577794          -0.80%                 274         1999
Balanced Fund - NQ
                                10.000000           10.662651           6.63%                   0         1998
                                                                                                          1997


* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.72%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Equity          11.829585           13.786084          16.54%                   0         1999
Income Fund - Q
                                10.000000           11.829585          18.30%                   0         1998




NSAT Nationwide Equity          11.829585           13.786084          16.54%                   0         1999
Income Fund - NQ
                                10.000000           11.829585          18.30%                   0         1998




NSAT Nationwide Global          12.195325           14.743816          20.90%                   0         1999
50 Fund - Q(1)
                                10.000000           12.195325          21.95%                   0         1998




NSAT Nationwide Global          12.195325           14.743816          20.90%                   0         1999
50 Fund - NQ(1)
                                10.000000           12.195325          21.95%                   0         1998




NSAT Nationwide High            10.325454           10.479056           1.49%                   0         1999
Income Bond Fund - Q
                                10.000000           10.325454           3.25%                   0         1998




NSAT Nationwide High            10.325454           10.479056           1.49%                 321         1999
Income Bond Fund - NQ
                                10.000000           10.325454           3.25%                   0         1998




NSAT Nationwide Mid Cap         12.236869           14.553031          18.93%                   0         1999
Index Fund-Q(2)
                                10.000000           12.236869          22.37%                   0         1998




NSAT Nationwide Mid Cap         12.236869           14.553031          18.93%                   0         1999
Index Fund- NQ(2)
                                10.000000           12.236869          22.37%                   0         1998




NSAT Nationwide Multi           10.231592           10.219313          -0.12%                   0         1999
Sector Bond Fund - Q
                                10.000000           10.231592           2.32%                   0         1998




NSAT Nationwide Multi           10.231592           10.219313          -0.12%                  10         1999
Sector Bond Fund - NQ
                                10.000000           10.231592           2.32%                   0         1998



(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.0000000          20.277316         102.77%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.0000000          20.277316         102.77%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           12.946409           16.277398          25.73%                   0         1999
Cap Value Fund - Q
                                10.000000           12.946409          29.46%                   0         1998




NSAT Nationwide Small           12.946409           16.277398          25.73%                   0         1999
Cap Value Fund - NQ
                                10.000000           12.946409          29.46%                   0         1998




NSAT Nationwide Small           12.106268           17.148084          41.65%                   0         1999
Company Fund - Q
                                10.000000           12.106268          21.06%                   0         1998




NSAT Nationwide Small           12.106268           17.148084          41.65%                   0         1999
Company Fund - NQ
                                10.000000           12.106268          21.06%                   0         1998




NSAT Nationwide                 12.651185           22.988509          81.71%                   0         1999
Strategic Growth Fund -
Q
                                10.000000           12.651185          26.51%                   0         1998




NSAT Nationwide                 12.651185           22.988509          81.71%                 146         1999
Strategic Growth Fund -
NQ
                                10.000000           12.651185          26.51%                   0         1998



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            12.869170           14.547000          13.04%                   0         1999
Guardian Portfolio - Q
                                10.000000           12.869170          28.69%                   0         1998




Neuberger Berman AMT            12.869170           14.547000          13.04%                   0         1999
Guardian Portfolio - NQ
                                10.000000           12.869170          28.69%                   0         1998




Neuberger Berman AMT            14.058496           21.277954          51.35%                   0         1999
Mid-Cap Growth
Portfolio - Q
                                10.000000           14.058496          40.58%                   0         1998




Neuberger Berman AMT            14.058496           21.277954          51.35%                   0         1999
Mid-Cap Growth
Portfolio - NQ
                                10.000000           14.058496          40.58%                   0         1998




Neuberger Berman AMT            11.841583           12.504542           5.60%                   0         1999
Partners Portfolio - Q
                                10.000000           11.841583          18.42%                   0         1998




Neuberger Berman AMT            11.841583           12.504542           5.60%                 274         1999
Partners Portfolio - NQ
                                10.000000           11.841583          18.42%                   0         1998




Oppenheimer Variable            13.173548           23.789077          80.58%                  31         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)
                                10.000000           13.173548          31.74%                   0         1998



Oppenheimer Variable            13.173548           23.789077          80.58%                 284         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)
                                10.000000           13.173548          31.74%                   0         1998



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            13.226671           18.427568          39.32%                 235         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)
                                10.000000           13.226671          32.27%                   0         1998




Oppenheimer Variable            13.226671           18.427568          39.32%                 205         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)
                                10.000000           13.226671          32.27%                   0         1998




Oppenheimer Variable            12.323541           14.751442          19.70%                  38         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)
                                10.000000           12.323541          23.24%                   0         1998




Oppenheimer Variable            12.323541           14.751442          19.70%                 258         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)
                                10.000000           12.323541          23.24%                   0         1998



The Universal                   11.379681           14.479873          27.24%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)
                                10.000000           11.379681          13.80%                   0         1998




The Universal                   11.379681           14.479873          27.24%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)
                                10.000000           11.379681          13.80%                   0         1998


(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               12.616797           24.853443          96.99%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
                                10.000000           12.616797          26.17%                   0         1998




Van Eck Worldwide               12.616797           24.853443          96.99%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
                                10.000000           12.616797          26.17%                   0         1998




Van Eck Worldwide                9.904737           11.787279          19.01%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
                                10.000000            9.904737          -0.95%                   0         1998




Van Eck Worldwide                9.904737           11.787279          19.01%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
                                10.000000            9.904737          -0.95%                   0         1998




Van Kampen Life                 10.396873            9.880471          -4.97%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
                                10.000000           10.396873           3.97%                   0         1998




Van Kampen Life                 10.396873            9.880471          -4.97%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
                                10.000000           10.396873           3.97%                   0         1998




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.


                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                  (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                10.000000           10.894734           8.95%                  48         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q




American Century                10.000000           10.894734           8.95%                 101         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ




American Century                10.000000           15.314929          53.15%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q




American Century                10.000000           15.314929          53.15%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ




American Century                10.000000            8.780117         -12.20%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q




American Century                10.000000            8.780117         -12.20%                  49         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ




Dreyfus Investment              10.000000           12.873298          28.73%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.873298          28.73%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            10.000000           11.868131          18.68%                 256         1999
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


The Dreyfus Socially            10.000000           11.868131          18.68%                  19         1999
Responsible Growth
Fund, Inc. - NQ




Dreyfus Stock Index             10.000000           10.794215           7.94%                 506         1999
Fund, Inc. - Q




Dreyfus Stock Index             10.000000           10.794215           7.94%                 144         1999
Fund, Inc. - NQ




Dreyfus Variable                10.000000           10.184154           1.84%                 584         1999
Investment Fund
-Appreciation Portfolio
- Q(1)




Dreyfus Variable                10.000000           10.184154           1.84%                  38         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)




Federated Insurance             10.000000            9.757496          -2.43%                   0         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.757496          -2.43%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    10.000000            9.309967          -6.90%                 305         1999
Equity-Income
Portfolio: Service
Class - Q




Fidelity VIP                    10.000000            9.309967          -6.90%                  46         1999
Equity-Income
Portfolio: Service
Class - NQ



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Fidelity VIP Growth             10.000000           12.322268          23.22%                 627         1999
Portfolio: Service
Class - Q


Fidelity VIP Growth             10.000000           12.322268          23.22%                 150         1999
Portfolio: Service
Class - NQ




Fidelity VIP High               10.000000            9.672582          -3.27%                   0         1999
Income Portfolio:
Service Class - Q




Fidelity VIP High               10.000000            9.672582          -3.27%                   0         1999
Income Portfolio:
Service Class - NQ




Fidelity VIP Overseas           10.000000           13.058898          30.59%                   0         1999
Portfolio: Service
Class - Q




Fidelity VIP Overseas           10.000000           13.058898          30.59%                   0         1999
Portfolio: Service
Class - NQ




Fidelity VIP II                 10.000000           11.278366          12.78%                  89         1999
Contrafund(R)Portfolio:
Service Class - Q




Fidelity VIP II                 10.000000           11.278366          12.78%                 101         1999
Contrafund(R)Portfolio:
Service Class - NQ




Fidelity VIP III Growth         10.000000            9.869824          -1.30%                 122         1999
Opportunities
Portfolio: Service
Class - Q




Fidelity VIP III Growth         10.000000            9.869824          -1.30%                   0         1999
Opportunities
Portfolio: Service
Class - NQ

                                      223

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    10.000000            9.707627          -2.92%                   0         1999
Appreciation Fund - Q




NSAT Capital                    10.000000            9.707627          -2.92%                  42         1999
Appreciation Fund - NQ




NSAT Government Bond            10.000000            9.735132          -2.65%                   0         1999
Fund - Q




NSAT Government Bond            10.000000            9.735132          -2.65%                   0         1999
Fund - NQ




NSAT Money Market Fund          10.000000           10.209430           2.09%                   0         1999
- Q*




NSAT Money Market Fund          10.000000           10.209430           2.09%                 599         1999
- NQ*




NSAT Total Return Fund          10.000000            9.851989          -1.48%                 298         1999
- Q




NSAT Total Return Fund          10.000000            9.851989          -1.48%                 146         1999
- NQ




NSAT Nationwide                 10.000000            9.481422          -5.19%                  77         1999
Balanced Fund - Q




NSAT Nationwide                 10.000000            9.481422          -5.19%                   0         1999
Balanced Fund - NQ




* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.67%.
                                      224

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Nationwide Equity          10.000000           10.778958           7.79%                   0         1999
Income Fund - Q




NSAT Nationwide Equity          10.000000           10.778958           7.79%                 102
1999
Income Fund - NQ




NSAT Nationwide Global          10.000000           11.182210          11.82%                   0
1999
50 Fund - Q1




NSAT Nationwide Global          10.000000           11.182210          11.82%                   0
1999
50 Fund - NQ1




NSAT Nationwide High            10.000000            9.676620          -3.23%                   0         1999
Income Bond Fund - Q




NSAT Nationwide High            10.000000            9.676620          -3.23%                   0         1999
Income Bond Fund - NQ




NSAT Nationwide Mid Cap         10.000000           11.447800          14.48%                   0
1999
Index Fund-Q2




NSAT Nationwide Mid Cap         10.000000           11.447800          14.48%                   0
1999
Index Fund- NQ2




NSAT Nationwide Multi           10.000000            9.897603          -1.02%                   0         1999
Sector Bond Fund - Q




NSAT Nationwide Multi           10.000000            9.897603          -1.02%                   0         1999
Sector Bond Fund - NQ



(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.270503         102.71%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.270503         102.71%                  12         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           10.000000           11.697140          16.97%                   0         1999
Cap Value Fund - Q




NSAT Nationwide Small           10.000000           11.697140          16.97%                  20         1999
Cap Value Fund - NQ




NSAT Nationwide Small           10.000000           14.124755          41.25%                   0         1999
Company Fund - Q




NSAT Nationwide Small           10.000000           14.124755          41.25%                   0         1999
Company Fund - NQ




NSAT Nationwide                 10.000000           14.658438          46.58%                   5         1999
Strategic Growth Fund -
Q




NSAT Nationwide                 10.000000           14.658438          46.58%                 121         1999
Strategic Growth Fund -
NQ



1 Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            10.000000            9.968645          -0.31%                   0         1999
Guardian Portfolio - Q




Neuberger Berman AMT            10.000000            9.968645          -0.31%                  22         1999
Guardian Portfolio - NQ




Neuberger Berman AMT            10.000000           15.26119           52.64%                  19         1999
Mid-Cap Growth
Portfolio - Q




Neuberger Berman AMT            10.000000           15.26119           52.64%                  99         1999
Mid-Cap Growth
Portfolio - NQ




Neuberger Berman AMT            10.000000            9.504551          -4.95%                   0         1999
Partners Portfolio - Q




Neuberger Berman AMT            10.000000            9.504551          -4.95%                  23         1999
Partners Portfolio - NQ




Oppenheimer Variable            10.000000           16.070617          60.71%                 429         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)



Oppenheimer Variable            10.000000           16.070617          60.71%                  15         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)



(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            10.000000           12.759449          27.59%                 485         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)




Oppenheimer Variable            10.000000           12.759449          27.59%                 118         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)




Oppenheimer Variable            10.000000           10.784586           7.85%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)



Oppenheimer Variable            10.000000           10.784586           7.85%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)



The Universal                   10.000000           11.210825          12.11%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)




The Universal                   10.000000           11.210825          12.11%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)




(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Van Eck Worldwide               10.0000000          15.596564          55.97%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q



Van Eck Worldwide               10.0000000          15.596564          55.97%                  16         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ



Van Eck Worldwide               10.000000            9.987144          -0.13%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q




Van Eck Worldwide               10.000000            9.987144          -0.13%                  23         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ




Van Kampen Life                 10.000000            9.012565          -9.87%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q




Van Kampen Life                 10.000000            9.012565          -9.87%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)
                  (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                10.000000           10.891060           8.91%                 375         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q



American Century                10.000000           10.891060           8.91%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ



American Century                10.000000           15.309779          53.10%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q




American Century                10.000000           15.309779          53.10%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ




American Century                10.000000            8.777154         -12.23%                 132         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q




American Century                10.000000            8.777154         -12.23%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ




Dreyfus Investment              10.000000           12.871598          28.72%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.871598          28.72%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            10.000000           11.864126          18.64%                 194         1999
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


The Dreyfus Socially            10.000000           11.864126          18.64%                   0         1999
Responsible Growth
Fund, Inc. - NQ




Dreyfus Stock Index             10.000000           10.790571           7.91%                 820         1999
Fund, Inc. - Q




Dreyfus Stock Index             10.000000           10.790571           7.91%                   0         1999
Fund, Inc. - NQ




Dreyfus Variable                10.000000           10.180717           1.81%                 192         1999
Investment Fund
-Appreciation Portfolio
- Q(1)




Dreyfus Variable                10.000000           10.180717           1.81%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)




Federated Insurance             10.000000            9.754195          -2.46%                   0         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.754195          -2.46%                   0         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    10.000000            9.306820          -6.93%                   0         1999
Equity-Income
Portfolio: Service
Class - Q




Fidelity VIP                    10.000000            9.306820          -6.93%                   0         1999
Equity-Income
Portfolio: Service
Class - NQ



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             10.000000           12.318116          23.18%                 205         1999
Portfolio: Service
Class - Q




Fidelity VIP Growth             10.000000           12.318116          23.18%                   0         1999
Portfolio: Service
Class - NQ




Fidelity VIP High               10.000000            9.669314          -3.31%                   0         1999
Income Portfolio:
Service Class - Q




Fidelity VIP High               10.000000            9.669314          -3.31%                   0         1999
Income Portfolio:
Service Class - NQ




Fidelity VIP Overseas           10.000000           13.054491          30.54%                   0         1999
Portfolio: Service
Class - Q




Fidelity VIP Overseas           10.000000           13.054491          30.54%                   0         1999
Portfolio: Service
Class - NQ




Fidelity VIP II                 10.000000           11.274564          12.75%                 153         1999
Contrafund(R)Portfolio:
Service Class - Q




Fidelity VIP II                 10.000000           11.274564          12.75%                 118         1999
Contrafund(R)Portfolio:
Service Class - NQ




Fidelity VIP III Growth         10.000000            9.866489          -1.34%                 133         1999
Opportunities
Portfolio: Service
Class - Q




Fidelity VIP III Growth         10.000000            9.866489          -1.34%                   0         1999
Opportunities
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Capital                    10.000000            9.704353          -2.96%                   0         1999
Appreciation Fund - Q




NSAT Capital                    10.000000            9.704353          -2.96%                   0         1999
Appreciation Fund - NQ




NSAT Government Bond            10.000000            9.731842          -2.68%                 235
1999
Fund - Q




NSAT Government Bond            10.000000            9.731842          -2.68%                   0
1999
Fund - NQ




NSAT Money Market Fund          10.00000            10.205942           2.06%                   0
1999
- Q*




NSAT Money Market Fund          10.00000            10.205942           2.06%                   0
1999
- NQ*




NSAT Total Return Fund          10.000000            9.848668          -1.51%                   0         1999
- Q




NSAT Total Return Fund          10.000000            9.848668          -1.51%                  81         1999
- NQ




NSAT Nationwide                 10.000000            9.478218          -5.22%                   0         1999
Balanced Fund - Q




NSAT Nationwide                 10.000000            9.478218          -5.22%                   0         1999
Balanced Fund - NQ




* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.62%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD



NSAT Nationwide Equity          10.000000           10.775320           7.75%                 191         1999
Income Fund - Q







NSAT Nationwide Equity          10.000000           10.775320           7.75%                   0         1999
Income Fund - NQ




NSAT Nationwide Global          10.000000           11.178438          11.78%                   0         1999
50 Fund - Q(1)




NSAT Nationwide Global          10.000000           11.178438          11.78%                   0         1999
50 Fund - NQ(1)




NSAT Nationwide High            10.000000            9.673363          -3.27%                   0         1999
Income Bond Fund - Q




NSAT Nationwide High            10.000000            9.673363          -3.27%                   0         1999
Income Bond Fund - NQ




NSAT Nationwide Mid Cap         10.000000           11.443936          14.44%                   0         1999
Index Fund-Q(2)




NSAT Nationwide Mid Cap         10.000000           11.443936          14.44%                   0         1999
Index Fund- NQ(2)




NSAT Nationwide Multi           10.000000            9.894260          -1.06%                   0         1999
Sector Bond Fund - Q




NSAT Nationwide Multi           10.000000            9.894260          -1.06%                   0         1999
Sector Bond Fund - NQ



(1) Formerly, NSAT Nationwide Global Equity Fund.

(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.263696         102.64%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.263696         102.64%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           10.000000           11.693190          16.93%                   0         1999
Cap Value Fund - Q




NSAT Nationwide Small           10.000000           11.693190          16.93%                   0         1999
Cap Value Fund - NQ




NSAT Nationwide Small           10.000000           14.120006          41.20%                   0         1999
Company Fund - Q




NSAT Nationwide Small           10.000000           14.120006          41.20%                   0         1999
Company Fund - NQ




NSAT Nationwide                 10.000000           14.653509          46.54%                   0         1999
Strategic Growth Fund -
Q




NSAT Nationwide                 10.000000           14.653509          46.54%                   0         1999
Strategic Growth Fund -
NQ



(1)      Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            10.000000            9.965276          -0.35%                   0         1999
Guardian Portfolio - Q




Neuberger Berman AMT            10.000000            9.965276          -0.35%                   0         1999
Guardian Portfolio - NQ




Neuberger Berman AMT            10.000000           15.258987          52.59%                   0         1999
Mid-Cap Growth
Portfolio - Q




Neuberger Berman AMT            10.000000           15.258987          52.59%                   0         1999
Mid-Cap Growth
Portfolio - NQ




Neuberger Berman AMT            10.000000            9.501339          -4.99%                   0         1999
Partners Portfolio - Q




Neuberger Berman AMT            10.000000            9.501339          -4.99%                   0         1999
Partners Portfolio - NQ




Oppenheimer Variable            10.000000           16.065210          60.65%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)



Oppenheimer Variable            10.000000           16.065210          60.65%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)




(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            10.000000           12.755147          27.55%                 183         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)




Oppenheimer Variable            10.000000           12.755147          27.55%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)




Oppenheimer Variable            10.000000           10.780952           7.81%                  41         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)



Oppenheimer Variable            10.000000           10.780952           7.81%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)




The Universal                   10.000000           11.207054          12.07%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)



The Universal                   10.000000           11.207054          12.07%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               10.000000           15.591319          55.91%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q



Van Eck Worldwide               10.000000           15.591319          55.91%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ



Van Eck Worldwide               10.000000            9.983781          -0.16%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q



Van Eck Worldwide               10.000000            9.983781          -0.16%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ



Van Kampen Life                 10.000000            9.009528          -9.90%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q



Van Kampen Life                 10.000000            9.009528          -9.90%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.



                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
                  (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                10.000000           10.887381           8.87%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q




American Century                10.000000           10.887381           8.87%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ




American Century                10.000000           15.304624          53.05%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q




American Century                10.000000           15.304624          53.05%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ




American Century                10.000000            8.774191         -12.26%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q




American Century                10.000000            8.774191         -12.26%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ




Dreyfus Investment              10.000000           12.869896          28.70%                   0         1999
Portfolios - European
Equity Portfolio - Q




Dreyfus Investment              10.000000           12.869896          28.70%                   0         1999
Portfolios - European
Equity Portfolio - NQ




The Dreyfus Socially            10.000000           11.860138          18.60%                   0         1999
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


The Dreyfus Socially            10.000000           11.860138          18.60%                   0         1999
Responsible Growth
Fund, Inc. - NQ




Dreyfus Stock Index             10.000000           10.786928           7.87%                  23         1999
Fund, Inc. - Q




Dreyfus Stock Index             10.000000           10.786928           7.87%                   0         1999
Fund, Inc. - NQ




Dreyfus Variable                10.000000           10.177277           1.77%                   0         1999
Investment Fund
-Appreciation Portfolio
- Q(1)







Dreyfus Variable                10.000000           10.177277           1.77%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ(1)







Federated Insurance             10.000000            9.750926           -2.49%                  0         1999
Series - Federated
Quality Bond Fund II - Q




Federated Insurance             10.000000            9.750926           -2.49%                  0         1999
Series - Federated
Quality Bond Fund II -
NQ




Fidelity VIP                    10.000000            9.303685          -6.96%                   0         1999
Equity-Income
Portfolio: Service
Class - Q




Fidelity VIP                    10.000000            9.303685          -6.96%                   0         1999
Equity-Income
Portfolio: Service
Class - NQ



(1)      Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
         Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Fidelity VIP Growth             10.000000           12.313961          23.14%                  48         1999
Portfolio: Service
Class - Q




Fidelity VIP Growth             10.000000           12.313961          23.14%                   0         1999
Portfolio: Service
Class - NQ




Fidelity VIP High               10.000000            9.666051          -3.34%                   0         1999
Income Portfolio:
Service Class - Q




Fidelity VIP High               10.000000            9.666051          -3.34%                   0         1999
Income Portfolio:
Service Class - NQ




Fidelity VIP Overseas           10.000000           13.050088          30.50%                   0         1999
Portfolio: Service
Class - Q




Fidelity VIP Overseas           10.000000           13.050088          30.50%                   0         1999
Portfolio: Service
Class - NQ




Fidelity VIP II                 10.000000           11.270766          12.71%                   0         1999
Contrafund(R)Portfolio:
Service Class - Q




Fidelity VIP II                 10.000000           11.270766          12.71%                   0         1999
Contrafund(R)Portfolio:
Service Class - NQ




Fidelity VIP III Growth         10.000000            9.863165          -1.37%                   0         1999
Opportunities
Portfolio: Service
Class - Q







Fidelity VIP III Growth         10.000000            9.863165          -1.37%                   0         1999
Opportunities
Portfolio: Service
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Capital                    10.000000            9.701077          -2.99%                   0         1999
Appreciation Fund - Q




NSAT Capital                    10.000000            9.701077          -2.99%                   0         1999
Appreciation Fund - NQ




NSAT Government Bond            10.000000            9.728561          -2.71%                   0
1999
Fund - Q




NSAT Government Bond            10.000000            9.728561          -2.71%                   0
1999
Fund - NQ




NSAT Money Market Fund          10.000000           10.202456           2.02%                   0
1999
- Q*




NSAT Money Market Fund          10.000000           10.202456           2.02%                   0         1999
- NQ*




NSAT Total Return Fund          10.000000            9.845340          -1.55%                  30         1999
- Q




NSAT Total Return Fund          10.000000            9.845340          -1.55%                   0         1999
- NQ




NSAT Nationwide                 10.000000            9.475017          -5.25%                   0         1999
Balanced Fund - Q




NSAT Nationwide                 10.000000            9.475017          -5.25%                   0         1999
Balanced Fund - NQ




* The 7-day yield for the NSAT Money Market Fund as of December 31, 1999 was 3.57%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Equity          10.000000           10.771674           7.72%                   0         1999
Income Fund - Q



NSAT Nationwide Equity          10.000000           10.771674           7.72%                   0         1999
Income Fund - NQ




NSAT Nationwide Global          10.000000           11.174665          11.75%                   0         1999
50 Fund - Q(1)




NSAT Nationwide Global          10.000000           11.174665          11.75%                   0         1999
50 Fund - NQ(1)




NSAT Nationwide High            10.000000            9.670105          -3.30%                   0         1999
Income Bond Fund - Q




NSAT Nationwide High            10.000000            9.670105          -3.30%                   0         1999
Income Bond Fund - NQ




NSAT Nationwide Mid Cap         10.000000           11.440076          14.40%                   0         1999
Index Fund-Q(2)




NSAT Nationwide Mid Cap         10.000000           11.440076          14.40%                   0         1999
Index Fund- NQ(2)




NSAT Nationwide Multi           10.000000            9.890927          -1.09%                   0         1999
Sector Bond Fund - Q




NSAT Nationwide Multi           10.000000            9.890927          -1.09%                   0         1999
Sector Bond Fund - NQ



(1) Formerly, NSAT Nationwide Global Equity Fund.

(2) Formerly, NSAT Nationwide Select Advisers Mid Cap Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


NSAT Nationwide Small           10.000000           20.256891         102.57%                   0         1999
Cap Growth Fund - Q(1)




NSAT Nationwide Small           10.000000           20.256891         102.57%                   0         1999
Cap Growth Fund - NQ(1)




NSAT Nationwide Small           10.000000           11.689250          16.89%                   0         1999
Cap Value Fund - Q




NSAT Nationwide Small           10.000000           11.689250          16.89%                   0         1999
Cap Value Fund - NQ




NSAT Nationwide Small           10.000000           14.115240          41.15%                   0         1999
Company Fund - Q




NSAT Nationwide Small           10.000000           14.115240          41.15%                   0         1999
Company Fund - NQ




NSAT Nationwide                 10.000000           14.648576          46.49%                   0         1999
Strategic Growth Fund -
Q




NSAT Nationwide                 10.000000           14.648576          46.49%                   0         1999
Strategic Growth Fund -
NQ



(1) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Neuberger Berman AMT            10.000000            9.961920          -0.38%                   0         1999
Guardian Portfolio - Q




Neuberger Berman AMT            10.000000            9.961920          -0.38%                   0         1999
Guardian Portfolio - NQ




Neuberger Berman AMT            10.000000           15.253837          52.54%                   0         1999
Mid-Cap Growth
Portfolio - Q




Neuberger Berman AMT            10.000000           15.253837          52.54%                   0         1999
Mid-Cap Growth
Portfolio - NQ




Neuberger Berman AMT            10.000000            9.498133          -5.02%                   0         1999
Partners Portfolio - Q




Neuberger Berman AMT            10.000000            9.498133          -5.02%                   0         1999
Partners Portfolio - NQ




Oppenheimer Variable            10.000000           16.059802          60.60%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q(1)



Oppenheimer Variable            10.000000           16.059802          60.60%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ(1)






(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Oppenheimer Variable            10.000000           12.750840          27.51%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
Q(1)




Oppenheimer Variable            10.000000           12.750840          27.51%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ(1)



Oppenheimer Variable            10.000000           10.777319           7.77%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q(2)



Oppenheimer Variable            10.000000           10.777319           7.77%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ(2)




The Universal                   10.000000           11.203280          12.03%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q(3)




The Universal                   10.000000           11.203280          12.03%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ(3)



(1)      Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD


Van Eck Worldwide               10.0000000          15.586071          55.86%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q



Van Eck Worldwide               10.0000000          15.586071          55.86%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ


Van Eck Worldwide               10.000000            9.980406          -0.20%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q


Van Eck Worldwide               10.000000            9.980406          -0.20%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ


Van Kampen Life                 10.000000            9.006481          -9.94%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q


Van Kampen Life                 10.000000            9.006481          -9.94%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ




Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information reflects the period from October 27, 1997 to December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the period from May 1, 1999 to December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the period from September 27, 1999 to December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service

Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, Victory Variable Insurance Funds - Diversified Stock Fund:
Class A, and Victory Variable Insurance Funds - Small Company Opportunity Fund:
Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.